UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Discover Value.

Semi-Annual Report
Advantus Series Fund, Inc.

Offered in Minnesota Life Insurance Company and
Securian Life Insurance Company Variable Products

June 30, 2011

Equities

Index 400 Mid-Cap Portfolio

Index 500 Portfolio

Real Estate Securities Portfolio

Fixed Income

International Bond Portfolio

Bond Portfolio

Mortgage Securities Portfolio

Money Market

Money Market Portfolio

Bond Portfolio

Portfolio Objective

The Bond Portfolio seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The Bond Portfolio invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the Bond Portfolio may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2011, for each class of shares offered was as follows:

Class 1	3.63	percent*
Class 2	3.50	percent*

The Portfolio's benchmark, the Barclays Capital U.S. Aggregate Bond Index**, returned 2.72 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays Capital U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

Money Market Portfolio

Portfolio Objective

The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital. It invests in short-term money market instruments and other debt securities that mature within 397 days.

Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Portfolio.

Performance Update

For the six month period ended June 30, 2011, the Portfolio had a net return of 0.00 percent*. This return reflects the waiver, reimbursement or payment of certain of the Portfolio's expenses by its investment adviser and principle underwriter+. The Portfolio's benchmark, the Three-Month Treasury Bill Index, returned 0.09 percent for the same period.

Asset Allocation (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

+ Effective October 29, 2009, the Board of Directors of the Fund approved an Amended and Restated Net Investment Income Maintenance Agreement among the Fund (on behalf of the Money Market Portfolio), Advantus Capital Management, Inc. ("Advantus Capital") and Securian Financial Services, Inc. ("Securian Financial"). Under such Agreement, Advantus Capital agrees to waive, reimburse or pay Money Market Portfolio expenses so that the Portfolio's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Portfolio's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Portfolio unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Portfolio. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Portfolio would cause the Portfolio's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Portfolio's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Portfolio cannot cause the Portfolio's expense ratio to exceed 1.25%. As of June 30, 2011, Advantus Capital and Securian Financial have collectively waived $1,119,786 pursuant to the Agreement. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Portfolio's future yield will be negatively affected for an indefinite period.

Mortgage Securities Portfolio

Portfolio Objective

The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. The Mortgage Securities Portfolio will invest primarily in mortgage-related securities. The risks incurred by investing in mortgage-related securities include, but are not limited to, reinvestment of prepaid loans at low rates of return, and the inability to reinvest at higher interest rates when mortgages are prepaid more slowly than expected. In addition, the net asset value of the Mortgage Securities Portfolio may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2011, for each class of shares offered was as follows:

Class 1	3.67	percent*
Class 2	3.55	percent*

The Portfolio's benchmark, the Barclays Capital U.S. Mortgage Backed Securities Index**, returned 2.87 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays Capital U.S. Mortgage Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

Index 500 Portfolio

Portfolio Objective

The Index 500 Portfolio+ seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's Corporation 500 Composite Stock Index (S&P 500)+. It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the Index 500 Portfolio include, but are not limited to, the risk that the Portfolio may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2011, for each class of shares offered was as follows:

Class 1	5.89	percent*
Class 2	5.76	percent*

The Portfolio's benchmark, the Standard & Poor's 500 Index**, returned 6.02 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

+"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc.-Index 500 Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

International Bond Portfolio

Portfolio Objective

The International Bond Portfolio seeks to maximize current income consistent with protection of principal. The Portfolio pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Advantus Capital Management, Inc. acts as the investment adviser for the Portfolio, Franklin Advisers, Inc. provided investment advice to the International Bond Portfolio under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2011, for each class of shares offered was as follows:

Class 1	6.20	percent*
Class 2	6.06	percent*

The Portfolio's benchmark, the Citigroup World Government Bond Index** returned 4.00 percent for the same period.

Country Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from twenty-three countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

Index 400 Mid-Cap Portfolio

Portfolio Objective

The Index 400 Mid-Cap Portfolio seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (S&P 400)+. It is designed to provide an economical and convenient means of maintaining a diversified Portfolio in this equity security area as part of an over-all investment strategy. The risks incurred by investing in the Index 400 Mid-Cap Portfolio include, but are not limited to, the risk that the Portfolio may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2011, for each class of shares offered was as follows:

Class 1	8.43	percent*
Class 2	8.30	percent*

The Portfolio's benchmark, the Standard and Poor's MidCap 400 Index** returned 8.56 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

** S&P 400 MidCap Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $2.52 billion), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

+ "Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc.-Index 400 Mid-Cap Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

Real Estate Securities Portfolio

Portfolio Objective

The Real Estate Securities Portfolio seeks above-average income and long-term growth of capital. The Portfolio intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the Real Estate Securities Portfolio, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2011, for each class of shares offered was as follows:

Class 1	9.70	percent*
Class 2	9.56	percent*

The Portfolio's benchmark, the Wilshire Real Estate Securities Index**, returned 10.77 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Wilshire Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITS).

Bond Portfolio
Investments in Securities

June 30, 2011
(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Coupon	Maturity	Fair Value(a)
Long-Term Debt Securities (97.8%)
Government Obligations (53.6%)
Other Government Obligations (0.7%)
Provincial or Local Government Obligations (0.7%)
$515,000	County of Sarasota FL	7.016%	10/01/40	$535,914
1,185,000	Douglas County Public Utility District No. 1	5.450%	09/01/40	1,156,655
1,050,000	New Jersey Transportation Trust Fund Authority	5.754%	12/15/28	1,053,570
				2,746,139
U.S. Government Agencies and Obligations (52.9%)
Federal Deposit Insurance Corporation (FDIC) (1.4%)
5,220,000	HSBC USA, Inc.	3.125%	12/16/11	5,290,225
Federal Home Loan Mortgage Corporation (FHLMC) (15.1%)
941,073		3.500%	10/01/25	959,800
986,349		3.500%	12/01/40	943,062
992,981		3.500%	02/01/41	949,403
3,000,000	(b)	4.000%	07/01/26	3,122,343
1,434,408		4.000%	09/01/40	1,437,532
1,484,141		4.000%	10/01/40	1,485,054
2,229,050		4.000%	11/01/40	2,238,779
1,945,394		4.000%	11/01/40	1,949,630
989,664		4.000%	02/01/41	991,201
1,450,000	(b)	4.000%	07/01/41	1,448,640
1,985,077		4.500%	01/01/41	2,053,604
996,609		4.500%	04/01/41	1,031,091
991,284		4.500%	04/01/41	1,025,581
4,865,000	(b)	4.500%	07/01/41	5,025,394
763,544	(c)	5.000%	04/01/35	814,598
408,751		5.000%	08/01/35	436,082
1,260,627	(c)	5.000%	11/01/35	1,344,919
1,412,337		5.000%	11/01/39	1,511,187
1,872,028		5.000%	03/01/40	2,003,051
1,398,370		5.000%	03/01/40	1,499,738
1,812,866		5.000%	03/01/40	1,935,216
1,331,344		5.000%	03/01/40	1,427,853
1,378,134		5.000%	04/01/40	1,469,422
933,416		5.000%	08/01/40	992,912
257,802	(c)	5.500%	12/01/17	282,242
488,962	(c)	5.500%	06/01/20	532,774
725,186	(c)	5.500%	10/01/20	786,538
563,885		5.500%	11/01/23	609,829
1,650,400	(c)	5.500%	05/01/34	1,807,246
1,055,391	(c)	5.500%	05/01/34	1,155,690
1,257,516	(c)	5.500%	10/01/34	1,371,523
1,074,096	(c)	5.500%	07/01/35	1,168,452
888,013	(c)	5.500%	07/01/35	965,468
1,845,097	(c)	5.500%	10/01/35	2,012,374
2,210,042	(c)	5.500%	12/01/38	2,402,117
1,450,649	(c)	6.000%	11/01/33	1,609,863
199,579	(c)	6.500%	09/01/32	228,739

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
$1,323,149	(c)	6.500%	06/01/36	$1,500,267
972,797	(c)	7.000%	12/01/37	1,119,913
				55,649,127
Federal National Mortgage Association (FNMA) (21.5%)
948,026		3.500%	11/01/25	966,744
965,451		3.500%	01/01/26	984,513
3,700,000	(b)	3.500%	07/01/26	3,767,062
979,175		3.500%	11/01/40	937,580
985,203		3.500%	01/01/41	943,352
522,780		3.500%	02/01/41	500,573
1,775,000	(b)	4.000%	07/01/26	1,848,772
985,279		4.000%	12/01/40	990,365
7,065,000	(b)	4.000%	07/01/41	7,065,000
3,995,000	(b)	4.500%	07/01/26	4,234,700
974,981		4.500%	03/01/39	1,010,466
2,301,276		4.500%	04/01/40	2,395,821
2,965,661		4.500%	04/01/41	3,092,135
5,540,000	(b)	4.500%	07/01/41	5,731,302
106,329		5.000%	05/01/18	115,580
221,316		5.000%	06/01/18	238,089
483,924		5.000%	07/01/18	526,092
680,622		5.000%	07/01/23	734,014
374,196		5.000%	11/01/33	399,924
156,834		5.000%	05/01/34	167,544
1,932,928		5.000%	12/01/34	2,065,826
483,073		5.000%	04/01/35	516,060
1,036,230	(c)	5.000%	08/01/35	1,106,343
808,769		5.000%	04/01/38	868,546
890,710		5.000%	12/01/39	956,544
997,104		5.000%	04/01/41	1,068,308
311,952	(c)	5.500%	01/01/17	338,595
74,519		5.500%	09/01/17	81,595
281,324		5.500%	02/01/18	308,250
542,679		5.500%	03/01/18	589,367
1,714,478	(c)	5.500%	04/01/33	1,873,584
591,703		5.500%	10/01/33	644,330
479,555	(c)	5.500%	12/01/33	523,513
681,034		5.500%	01/01/34	741,606
227,017		5.500%	01/01/34	247,208
544,620		5.500%	02/01/34	594,591
389,347		5.500%	03/01/34	423,733
1,068,922	(c)	5.500%	03/01/34	1,171,676
1,592,734	(c)	5.500%	04/01/34	1,745,842
196,610		5.500%	04/01/34	213,974
1,024,355	(c)	5.500%	04/01/34	1,114,823
170,450		5.500%	04/01/34	185,504
192,117		5.500%	09/01/34	209,744
855,381	(c)	5.500%	02/01/35	932,262
1,488,927	(c)	5.500%	04/01/35	1,620,191

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
$697,082		5.500%	06/01/35	$757,993
1,023,265	(c)	5.500%	08/01/35	1,114,276
1,150,949	(c)	5.500%	10/01/35	1,261,589
790,543		5.500%	11/01/35	859,620
718,534		5.500%	12/01/39	781,767
555,000	(b)	5.500%	07/01/41	600,094
394,602	(c)	6.000%	09/01/17	431,793
486,214		6.000%	08/01/23	535,565
608,560	(c)	6.000%	10/01/32	680,387
503,762		6.000%	10/01/32	558,909
823,122	(c)	6.000%	11/01/32	913,210
976,675	(c)	6.000%	03/01/33	1,087,770
134,313		6.000%	04/01/33	148,992
586,601		6.000%	12/01/33	650,707
532,729		6.000%	01/01/36	589,449
556,935		6.000%	08/01/37	613,797
801,852		6.000%	09/01/37	889,481
790,418		6.000%	10/01/38	880,750
829,951		6.000%	12/01/38	917,021
262,305		6.500%	12/01/31	298,777
88,444	(c)	6.500%	02/01/32	100,743
439,494		6.500%	04/01/32	500,614
170,372		6.500%	05/01/32	194,069
367,354		6.500%	07/01/32	418,418
501,656		6.500%	08/01/32	571,402
241,839		6.500%	09/01/32	275,449
124,510		6.500%	09/01/32	141,818
439,639		6.500%	10/01/32	500,748
685,999		6.500%	11/01/36	777,582
187,565		6.500%	08/01/37	212,640
775,383		6.500%	11/01/37	879,504
834,311		6.500%	11/01/39	945,303
297,922	(c)	7.000%	07/01/31	344,825
411,167	(c)	7.000%	09/01/31	475,894
39,944		7.000%	09/01/31	46,533
507,019	(c)	7.000%	11/01/31	590,703
108,382		7.000%	02/01/32	125,445
64,457		7.000%	03/01/32	74,605
251,834		7.000%	07/01/32	291,374
273,778		7.500%	04/01/31	322,338
67,760		7.500%	05/01/31	79,835
				79,233,432
Government National Mortgage Association (GNMA) (2.1%)
15,793,093	(c) (d) (e)	2.146%	06/17/45	418,152
897,075		2.629%	09/16/33	912,715
841,099		4.650%	07/16/31	889,864
1,000,000		4.920%	05/16/34	1,059,082
72,844		5.000%	12/15/39	79,461
1,790,272		5.000%	01/15/40	1,949,532

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
$1,107,743		5.500%	07/15/38	$1,225,095
881,402		5.500%	10/15/38	979,183
20,159		8.500%	10/15/22	20,970
				7,534,054
U.S. Treasury (12.8%)
2,445,000	U.S. Treasury Bond	4.750%	02/15/41	2,598,959
7,115,000	U.S. Treasury Bond (f)	5.375%	02/15/31	8,339,001
7,000,000	U.S. Treasury Note	0.375%	06/30/13	6,988,520
5,050,000	U.S. Treasury Note	0.750%	09/15/13	5,074,068
1,650,000	U.S. Treasury Note	0.750%	06/15/14	1,648,066
4,980,000	U.S. Treasury Note	1.125%	06/15/13	5,044,392
11,225,000	U.S. Treasury Note	1.500%	06/30/16	11,088,167
1,285,505	U.S. Treasury Note (g)	1.875%	07/15/13	1,365,849
2,250,000	U.S. Treasury Note	2.375%	06/30/18	2,233,125
1,420,000	U.S. Treasury Note	2.625%	12/31/14	1,496,768
1,285,000	U.S. Treasury Note	3.125%	05/15/21	1,281,389
				47,158,304
	Total government obligations (cost: $191,776,869)			197,611,281
Asset-Backed Securities (6.3%)
1,480,000	Ally Auto Receivables Trust - 144A Issue (h)	3.510%	11/15/16	1,541,681
1,100,000	AmeriCredit Automobile Receivables Trust	0.840%	06/09/14	1,100,799
1,000,000	AmeriCredit Automobile Receivables Trust	2.850%	08/08/16	999,349
660,615	Capital Auto Receivables Asset Trust	5.310%	06/15/12	665,477
1,180,000	Chrysler Financial Auto Securitization Trust	1.650%	11/08/13	1,185,238
3,080,000	Citibank Omni Master Trust - 144A Issue (d) (h)	2.287%	05/16/16	3,117,072
244,930	Conseco Financial Corp.	6.400%	10/15/18	251,877
882,707	Conseco Financial Corp.	7.300%	11/15/28	913,317
490,469	Conseco Financial Corp.	7.400%	06/15/27	523,293
1,755,000	Countryplace Manufactured Housing Contract Trust - 144A Issue (d) (i) (j)*	5.200%	12/15/35	1,440,745
2,071,219	Countrywide Asset-Backed Certificates (d)	5.934%	05/25/37	1,269,193
786,054	Countrywide Asset-Backed Certificates (d)	5.962%	03/25/34	489,001
99,416	Ford Credit Auto Lease Trust - 144A Issue (h)	1.040%	03/15/13	99,445
371,214	Ford Credit Auto Owner Trust	2.790%	08/15/13	374,827
2,165,000	GE Capital Credit Card Master Note Trust	3.690%	07/15/15	2,226,586
3,095,000	GMAC Mortgage Corp. Loan Trust (c) (d)	5.952%	08/25/37	2,091,910
1,375,848	GMAC Mortgage Corp. Loan Trust (c) (k)	6.088%	10/25/36	919,617
345,155	JPMorgan Auto Receivables Trust - 144A Issue (i)	7.090%	02/15/14	345,293
40,333	National Collegiate Trust (i) (j)	7.240%	09/20/14	30,188
540,000	Origen Manufactured Housing	5.605%	05/15/22	569,687
1,500,000	Origen Manufactured Housing (d)	5.700%	01/15/35	1,589,481
597,501	Origen Manufactured Housing (d)	5.730%	11/15/35	622,561
669,636	Origen Manufactured Housing (d)	5.860%	06/15/36	682,550
	Total asset-backed securities (cost: $25,716,811)			23,049,187

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Fair Value(a)
Other Mortgage-Backed Securities (9.3%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.4%)
$1,469,568	Banc of America Alternative Loan Trust (d)	5.634%	11/25/35	$89,760
615,822	Banc of America Alternative Loan Trust (d)	5.634%	11/25/35	6
1,568,077	Banc of America Alternative Loan Trust (d)	5.718%	01/25/36	48,276
165,283	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	2
57,000	BHN I Mortgage Fund - 144A Issue (i) (j) (l) (m)	7.916%	07/01/11	—
86,896	BlackRock Capital Finance LP - 144A Issue (h) (j)	7.750%	09/25/26	26,775
304,579	Citimortgage Alternative Loan Trust	6.250%	07/25/37	5,889
469,763	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (h) (k)	6.240%	10/25/36	496,892
798,430	Global Mortgage Securitization Ltd. (c) (l)	5.250%	04/25/32	644,040
432,323	Global Mortgage Securitization Ltd. - 144A Issue (i) (l)	5.250%	11/25/32	359,726
999,747	Global Mortgage Securitization Ltd. - 144A Issue (i) (l)	5.250%	11/25/32	776,377
1,093,421	JPMorgan Mortgage Trust (d)	2.961%	11/25/33	881,569
527,165	JPMorgan Mortgage Trust (d)	5.249%	04/25/37	480,048
55,297	Mellon Residential Funding Corp.	6.750%	06/25/28	58,594
1,662,848	Residential Accredit Loans, Inc.	5.750%	05/25/33	1,508,437
				5,376,391
Commercial Mortgage-Backed Securities (7.9%)
2,445,000	Asset Securitization Corp. (d)	7.695%	02/14/43	2,566,838
216,455	Asset Securitization Corp. (d) (e)	8.621%	08/13/29	19,760
2,952,332	Asset Securitization Corp. - 144A Issue (d) (e) (h)	1.355%	10/13/26	6,469
1,039,148	Bear Stearns Commercial Mortgage Securities	4.320%	02/13/46	1,040,242
91,989	Carey Commercial Mortgage Trust - 144A Issue (h)	5.970%	09/20/19	92,718
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (d) (i)	5.805%	01/15/46	3,023,688
1,000,000	Commercial Mortgage Asset Trust (d)	6.975%	01/17/32	1,054,965
2,000,000	Extended Stay America Trust - 144A Issue (h)	4.221%	11/05/27	2,024,017
950,000	First Union National Bank Commercial Mortgage - 144A Issue (d) (h)	7.397%	12/12/33	954,214
1,115,000	GE Capital Commercial Mortgage Corp. - 144A Issue (c) (d) (h)	6.314%	08/11/36	1,138,719
2,190,489	Hometown Commercial Mortgage - 144A Issue (i)	5.506%	11/11/38	930,958
1,882,353	Hometown Commercial Mortgage - 144A Issue (i)	6.057%	06/11/39	616,340
859,611	JPMorgan Chase Commercial Mortgage Securities Corp.	4.625%	03/15/46	869,255
11,179,936	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (d) (e) (i)	2.241%	12/05/27	1,424,540
2,165,000	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (h)	5.633%	12/05/27	2,363,962
980,000	Morgan Stanley Capital I - 144A Issue (h)	4.700%	09/15/47	1,011,899
615,000	Multi Security Asset Trust - 144A Issue (d) (i)	5.880%	11/28/35	461,250
925,000	Multi Security Asset Trust - 144A Issue (d) (i)	5.880%	11/28/35	582,750
1,995,000	OBP Depositor LLC Trust - 144A Issue (h)	4.646%	07/15/45	2,070,533
1,080,000	Prudential Commercial Mortgage Trust - 144A Issue (h)	4.775%	02/11/36	1,073,272

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Fair Value(a)
Other Mortgage-Backed Securities—continued
$2,515,000	Timberstar Trust - 144A Issue (h)	6.208%	10/15/36	$2,670,814
1,475,000	Vornado DP LLC - 144A Issue (h)	4.004%	09/13/28	1,436,586
1,485,000	WF-RBS Commercial Mortgage Trust - 144A Issue (h)	3.791%	02/15/44	1,517,047
				28,950,836
	Total other mortgage-backed securities (cost: $43,305,310)			34,327,227
Corporate Obligations (28.6%)
Capital Goods (1.6%)
Containers — Metal/Glass (0.3%)
1,100,000	Ball Corp.	7.125%	09/01/16	1,199,000
Manufacturing (1.3%)
1,335,000	Cargill, Inc. 144A Issue (h)	4.307%	05/14/21	1,345,406
2,220,000	Tyco International Finance SA (l)	8.500%	01/15/19	2,814,321
300,000	Valmont Industries, Inc.	6.625%	04/20/20	328,514
				4,488,241
Communications (0.7%)
Cable/Satellite TV (0.5%)
1,820,000	DISH DBS Corp.	7.750%	05/31/15	1,970,150
Networking Products (0.2%)
525,000	Juniper Networks, Inc.	3.100%	03/15/16	534,926
Consumer Cyclical (1.0%)
Auto/Truck Parts & Equipment-Original (0.1%)
290,000	Delphi Corp. - 144A Issue (h)	6.125%	05/15/21	286,375
Retail — Building Products (0.4%)
1,635,000	Home Depot, Inc.	5.950%	04/01/41	1,683,766
Retail — Drug Store (0.5%)
1,900,000	CVS Caremark Corp.	5.750%	05/15/41	1,868,146
Consumer Staples (1.0%)
Tobacco (1.0%)
2,600,000	Altria Group, Inc.	10.200%	02/06/39	3,729,087
Consumer, Non-cyclical (0.5%)
Beverages (0.5%)
1,750,000	Pernod-Ricard SA - 144A Issue (h)	5.750%	04/07/21	1,827,100
Energy (4.1%)
Oil Company — Exploration & Production (0.3%)
1,215,000	Chesapeake Energy Corp.	6.125%	02/15/21	1,230,188
Pipelines (3.8%)
1,905,000	El Paso Natural Gas Co.	7.500%	11/15/26	2,227,065
890,000	Energy Transfer Partners LP	6.050%	06/01/41	862,517
1,400,000	Energy Transfer Partners LP	9.000%	04/15/19	1,740,757
1,520,000	Kinder Morgan Finance Co. LLC - 144A Issue (h)	6.000%	01/15/18	1,577,000
2,000,000	NuStar Logistics LP	7.650%	04/15/18	2,388,944
2,150,000	Sunoco Logistics Partners Operations LP	6.850%	02/15/40	2,393,180

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Fair Value(a)
Energy—continued
$1,835,000	Western Gas Partners LP	5.375%	06/01/21	$1,889,591
700,000	Williams Partners LP/Williams Partners Finance Corp.	7.250%	02/01/17	825,287
				13,904,341
Financial (10.3%)
Banks (5.2%)
1,440,000	Bank of America Corp.	7.375%	05/15/14	1,618,842
3,410,000	Citigroup, Inc.	6.125%	05/15/18	3,755,194
990,000	Discover Bank/Greenwood	8.700%	11/18/19	1,194,296
2,950,000	Lloyds TSB Bank PLC (l)	4.875%	01/21/16	3,017,174
645,000	Morgan Stanley	3.800%	04/29/16	637,510
795,000	Morgan Stanley	5.500%	07/24/20	804,692
2,215,000	Morgan Stanley	6.000%	05/13/14	2,412,401
1,835,000	Morgan Stanley	6.250%	08/28/17	1,984,426
2,780,000	The Goldman Sachs Group, Inc.	6.250%	09/01/17	3,067,469
640,000	US Bank NA (d)	3.778%	04/29/20	662,600
				19,154,604
Finance — Diversified (0.6%)
805,000	Discover Financial Services	6.450%	06/12/17	892,928
1,270,000	International Lease Finance Corp. - 144A Issue (h)	6.500%	09/01/14	1,346,200
				2,239,128
Insurance (2.3%)
1,480,000	Metropolitan Life Global Funding I - 144A Issue (h)	2.500%	09/29/15	1,478,366
487,000	OneBeacon US Holdings, Inc. (i)	5.875%	05/15/13	509,176
2,050,000	StanCorp Financial Group, Inc. (i)	6.875%	10/01/12	2,166,522
1,000,000	StanCorp Financial Group, Inc. (d)	6.900%	06/01/67	959,486
1,710,000	Symetra Financial Corp. - 144A Issue (i)	6.125%	04/01/16	1,800,605
1,050,000	Symetra Financial Corp. - 144A Issue (d) (h)	8.300%	10/15/37	1,073,625
470,000	XL Capital Finance Europe PLC (l)	6.500%	01/15/12	483,470
				8,471,250
Real Estate Investment Trust — Health Care (1.2%)
1,060,000	HCP, Inc.	6.700%	01/30/18	1,185,016
1,585,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	1,689,390
1,290,000	Nationwide Health Properties, Inc.	6.250%	02/01/13	1,372,276
				4,246,682
Real Estate Investment Trust — Retail (0.5%)
1,580,000	WEA Finance LLC/WT Finance Aust Pty Ltd. - 144A
	Issue (h)	7.500%	06/02/14	1,821,159
Real Estate Operation/Development (0.5%)
1,745,000	Colonial Realty LP	5.500%	10/01/15	1,829,071
Health Care (3.3%)
Drugs (0.7%)
2,350,000	Medco Health Solutions, Inc.	7.125%	03/15/18	2,745,982

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Fair Value(a)
Health Care—continued
Health Care Providers & Services (0.1%)
$200,000	Coventry Health Care, Inc.	6.125%	01/15/15	$217,464
Medical Labs & Testing Services (1.1%)
2,355,000	Amgen, Inc.	5.650%	06/15/42	2,358,810
1,780,000	Quest Diagnostics, Inc.	5.750%	01/30/40	1,762,909
				4,121,719
Medical Products/Supplies (1.0%)
2,700,000	Bio-Rad Laboratories, Inc.	4.875%	12/15/20	2,745,716
880,000	Boston Scientific Corp.	5.450%	06/15/14	956,302
				3,702,018
Medical — Biomedical/Genetics (0.4%)
1,445,000	Genzyme Corp.	3.625%	06/15/15	1,529,725
Technology (1.4%)
Computer Software & Services (0.4%)
1,505,000	Intuit, Inc.	5.750%	03/15/17	1,689,269
Software (1.0%)
940,000	Dun & Bradstreet Corp.	2.875%	11/15/15	940,251
2,605,000	Oracle Corp. - 144A Issue (h)	5.375%	07/15/40	2,634,129
				3,574,380
Transportation (2.5%)
Airlines (1.7%)
621,111	America West Airlines 2000-1 Pass Through Trust	8.057%	01/02/22	645,956
1,788,219	Continental Airlines 2006-1 Class G Pass Through Trust	0.603%	06/02/15	1,689,867
1,918,244	United Air Lines, Inc.	10.400%	05/01/18	2,174,714
1,815,000	US Airways 2010-1 Class A Pass Through Trust	6.250%	04/22/23	1,760,550
				6,271,087
Transport — Rail (0.8%)
2,860,000	BNSF Funding Trust I (d)	6.613%	12/15/55	2,967,250
Utilities (2.2%)
Electric Companies (1.2%)
1,725,000	CMS Energy Corp.	8.750%	06/15/19	2,105,609
2,230,000	Southwestern Electric Power Co.	5.550%	01/15/17	2,415,077
				4,520,686
Electric — Integrated (1.0%)
580,000	CMS Energy Corp.	2.750%	05/15/14	580,528
2,895,000	NextEra Energy Capital Holdings, Inc.	4.500%	06/01/21	2,849,965
				3,430,493
	Total corporate obligations (cost: $101,882,352)			105,253,287
	Total long-term debt securities (cost: $362,681,342)			360,240,982

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Short-Term Securities (10.3%)
Investment Companies (10.3%)
10,348,315	Dreyfus Treasury Cash Management Fund, current rate 0.010%	$10,348,315
27,000,000	JPMorgan U.S. Government Money Market Fund, current rate 0.010%	27,000,000
746,592	SEI Investments Treasury Mutual Funds, current rate 0.010%	746,592
	Total short-term securities (cost: $38,094,907)	38,094,907
	Total investments in securities (cost: $400,776,249) (n)	$398,335,889
	Liabilities in excess of cash and other assets (-8.1%)	(30,004,234)
	Total net assets (100.0%)	$368,331,655

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  At June 30, 2011 the total cost of investments issued on a when-issued or forward commitment basis was $32,963,423.

(c)  Security pledged as collateral for when-issued purchase commitment outstanding as of June 30, 2011.

(d)  Variable rate security.

(e)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2011, securities with an aggregate market value of $468,812 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
2 Year U.S. Treasury Note	September 2011	28	Long	$15,256	$—
5 Year U.S. Treasury Note	September 2011	205	Long	83,768	—
10 Year U.S. Treasury Note	September 2011	161	Short	—	113,527
		72		$99,024	$113,527

(g)  U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

(i)  Represents ownership in an illiquid security. (See note 5 of the Notes to Financial Statements.) Information concerning the illiquid securities held at June 30, 2011, which includes cost and acquisition date, is as follows:

Acquisition Security:	Acquisition Date	Cost
BHN I Mortgage Fund - 144A Issue*	Various	$69,485
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue*	2/28/06	3,563,973
Countryplace Manufactured Housing Contract Trust - 144A Issue*	6/29/05	1,754,856
Global Mortgage Securitization Ltd. - 144A Issue*	11/24/04	469,450
Global Mortgage Securitization Ltd. - 144A Issue*	11/24/04	1,080,491
Hometown Commercial Mortgage - 144A Issue*	11/28/06	2,209,665
Hometown Commercial Mortgage - 144A Issue*	6/7/07	2,046,033
JPMorgan Auto Receivables Trust - 144A Issue*	11/7/07	339,348
JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue*	3/22/10	1,466,366
Multi Security Asset Trust - 144A Issue *	2/24/05	617,169
Multi Security Asset Trust - 144A Issue *	2/24/05	905,457
National Collegiate Trust	11/25/97	40,333
OneBeacon US Holdings, Inc.	Various	484,600
StanCorp Financial Group, Inc.	9/20/02	2,047,074
Symetra Financial Corp. - 144A Issue *	Various	1,707,007
		$18,801,307

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

(j)  These securities are being fair-valued according to procedures approved by the Board of Directors.

(k)  Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.

(l)  The Portfolio held 2.2% of net assets in foreign securities at June 30, 2011.

(m)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(n)  At June 30, 2011 the cost of securities for federal income tax purposes was $400,834,181. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$11,311,283
Gross unrealized depreciation	(13,809,575)
Net unrealized depreciation	$2,498,292

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities

June 30, 2011
(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Rate	Maturity	Fair Value(a)
Commercial Paper (37.4%)
Consumer Staples (10.9%)
Beverages (3.4%)
$1,000,000	Coca-Cola Co. (b)	0.142%	09/19/11	$999,689
2,500,000	Coca-Cola Co. (b)	0.162%	10/04/11	2,498,944
				3,498,633
Food (2.5%)
1,500,000	Nestle Capital Corp. (b)	0.112%	10/21/11	1,499,487
1,000,000	Nestle Capital Corp. (b)	0.152%	10/11/11	999,575
				2,499,062
Food & Staples Retailing (3.0%)
1,500,000	Wal-Mart Stores, Inc. (b)	0.081%	07/07/11	1,499,980
1,500,000	Wal-Mart Stores, Inc. (b)	0.081%	08/09/11	1,499,870
				2,999,850
Personal Care (2.0%)
2,000,000	Johnson & Johnson (b)	0.091%	08/10/11	1,999,800
Financial (10.9%)
Auto Finance (3.0%)
1,500,000	American Honda Finance	0.193%	07/21/11	1,499,842
1,500,000	American Honda Finance	0.213%	09/16/11	1,499,326
				2,999,168
Banks (3.9%)
2,000,000	Goldman Sachs & Co.	0.203%	09/21/11	1,999,089
1,000,000	JPMorgan Chase & Co.	0.101%	07/05/11	999,989
1,000,000	JPMorgan Chase & Co.	0.101%	07/11/11	999,972
				3,999,050
Insurance (4.0%)
1,500,000	Massachusetts Mutual Life Insurance Co. (b)	0.142%	07/11/11	1,499,942
2,500,000	New York Life Cap Corp. (b)	0.183%	09/01/11	2,499,225
				3,999,167
Health Care (8.7%)
Drugs (3.0%)
2,000,000	Abbott Laboratories (b)	0.101%	08/30/11	1,999,667
1,000,000	Abbott Laboratories (b)	0.152%	07/12/11	999,954
				2,999,621
Health Care Equipment (3.7%)
2,500,000	Medtronic, Inc. (b)	0.152%	10/12/11	2,498,927
1,250,000	Medtronic, Inc. (b)	0.173%	08/12/11	1,249,752
				3,748,679
Medical Labs & Testing Services (2.0%)
2,000,000	Roche Holdings, Inc. (b)	0.101%	08/02/11	1,999,822
Industrials (4.4%)
Electrical Equipment (2.0%)
2,000,000	Emerson Electric Co. (b)	0.101%	07/19/11	1,999,900

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Fair Value(a)
Industrials—continued
Transportation (2.4%)
$2,500,000	United Parcel Services, Inc. (b)	0.030%	08/05/11	$2,499,927
Technology (2.5%)
Aerospace & Defense (1.5%)
1,500,000	United Technologies Corp. (b)	0.091%	07/01/11	1,500,000
Computer Hardware (1.0%)
1,000,000	International Business Machines Corp. (b)	0.061%	07/20/11	999,968
	Total commercial paper (cost: $37,742,647)			37,742,647
Corporate Bonds & Notes (14.9%)
Financial (11.4%)
Banks (6.9%)
3,000,000	JPMorgan Chase & Co. (d)	0.372%	06/25/12	3,004,146
2,740,000	Morgan Stanley (d)	0.540%	01/09/12	2,741,081
1,250,000	Wachovia Corp. (d)	0.404%	04/23/12	1,251,432
				6,996,659
Diversified Financial Services (4.5%)
923,000	General Electric Capital Corp. (d)	0.439%	11/21/11	923,703
3,110,000	General Electric Capital Corp. (d)	0.450%	03/12/12	3,116,368
500,000	John Deere Capital Corp.	5.650%	07/25/11	501,786
				4,541,857
Health Care (1.5%)
Insurance (1.5%)
1,500,000	MetLife Institutional Funding II - 144A Issue (c) (d)	0.397%	09/20/11	1,500,000
Technology (2.0%)
Computer Hardware (2.0%)
500,000	International Business Machines Corp. (d)	0.277%	06/15/12	500,321
1,475,000	International Business Machines Corp. (d)	0.853%	07/28/11	1,475,784
				1,976,105
	Total corporate bonds & notes (cost: $15,014,621)			15,014,621
U.S. Government Obligations (36.1%)
Discount Notes (20.0%)
1,000,000	Federal Home Loan Mortgage Corporation	0.051%	07/06/11	999,993
1,000,000	Federal Home Loan Mortgage Corporation	0.051%	07/29/11	999,961
2,000,000	Federal Home Loan Mortgage Corporation	0.051%	08/01/11	1,999,914
2,000,000	Federal Home Loan Mortgage Corporation	0.061%	07/18/11	1,999,943
2,500,000	Federal Home Loan Mortgage Corporation	0.061%	08/08/11	2,499,842
1,500,000	Federal Home Loan Mortgage Corporation	0.071%	07/14/11	1,499,962
2,500,000	Federal National Mortgage Association	0.041%	07/08/11	2,499,980
1,750,000	Federal National Mortgage Association	0.056%	08/03/11	1,749,912
1,000,000	Federal National Mortgage Association	0.071%	07/20/11	999,963
1,000,000	Federal National Mortgage Association	0.075%	07/20/11	999,961
2,000,000	Federal National Mortgage Association	0.076%	07/13/11	1,999,950
2,000,000	Federal National Mortgage Association	0.076%	09/07/11	1,999,717
				20,249,098

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Fair Value(a)
U.S. Treasury (16.1%)
$1,500,000	U.S. Treasury Bill	0.005%	07/21/11	$1,499,996
2,000,000	U.S. Treasury Bill	0.007%	08/25/11	1,999,978
2,000,000	U.S. Treasury Bill	0.010%	08/18/11	1,999,975
2,000,000	U.S. Treasury Bill	0.012%	07/28/11	1,999,983
4,000,000	U.S. Treasury Bill	0.030%	08/04/11	3,999,887
1,750,000	U.S. Treasury Bill	0.041%	08/11/11	1,749,920
3,000,000	U.S. Treasury Bill	0.061%	10/13/11	2,999,480
				16,249,219
	Total U.S. government obligations (cost: $36,498,317)			36,498,317
Other Short-Term Investments (6.3%)
Asset Backed Securities (6.3%)
704,189	AmeriCredit Automobile Receivables Trust	0.323%	04/09/12	704,189
273,654	CNH Equipment Trust	0.427%	12/09/11	273,654
110,600	Ford Credit Auto Lease Trust - 144A Issue (c)	0.383%	11/15/11	110,600
159,756	Honda Auto Receivables Owner Trust	0.251%	06/18/12	159,756
863,494	Hyundai Auto Receivables Trust	0.318%	02/15/12	863,494
652,226	Mercedes-Benz Auto Lease Trust - 144A Issue (c)	0.308%	03/15/12	652,226
750,000	Santander Drive Auto Receivables Trust	0.286%	06/15/12	750,000
1,164,331	Santander Drive Auto Receivables Trust	0.312%	05/15/12	1,164,331
1,029,240	Volkswagen Auto Loan Enhanced Trust	0.288%	04/20/12	1,029,240
661,126	World Omni Auto Receivables Trust	0.294%	03/15/12	661,126
	Total other short-term investments (cost: $6,368,616)			6,368,616

Shares
Investment Companies (6.0%)
2,550,000	Federated Government Obligations Fund, current rate 0.010%	2,550,000
3,000,000	STIT-Government & Agency Portfolio, current rate 0.020%	3,000,000
553,242	Wells Fargo & Co., current rate 0.010%	553,242
	Total investment companies (cost: $6,103,242)	6,103,242
	Total investments in securities (cost: $ 101,727,443) (e)	$101,727,443
	Liabilities in excess of cash and other assets (-0.7%)	(700,024)
	Total net assets (100.0%)	$101,027,419

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 30.4% of the Portfolio's net assets as of June 30, 2011.

(c)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(d)  Variable rate security.

(e)  Also represents the cost of securities for federal income tax purposes at June 30, 2011.

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities

June 30, 2011
(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Coupon	Maturity	Fair Value(a)
Long-Term Debt Securities (99.2%)
Government Obligations (86.1%)
U.S. Government Agencies and Obligations (86.1%)
Federal Home Loan Mortgage Corporation (FHLMC) (16.7%)
$225,351		2.757%	05/25/20	$226,960
470,536		3.500%	10/01/25	479,900
986,349		3.500%	12/01/40	943,062
496,490		3.500%	02/01/41	474,701
956,272		4.000%	09/01/40	958,354
990,209		4.000%	03/01/41	992,984
1,500,000	(b)	4.000%	07/01/41	1,498,593
257,442		4.500%	07/15/33	271,645
968,729		4.500%	09/01/40	1,002,171
992,538		4.500%	01/01/41	1,026,802
1,330,000	(b)	4.500%	07/01/41	1,373,849
518,240	(c)	5.000%	04/15/17	525,368
325,409		5.000%	03/01/23	351,169
235,515		5.000%	05/01/29	251,557
114,581		5.000%	05/15/31	116,887
449,843		5.000%	08/01/35	479,921
524,675	(c)	5.000%	11/01/35	559,757
1,732,929	(c)	5.000%	11/01/39	1,854,217
466,123		5.000%	03/01/40	499,913
443,781		5.000%	03/01/40	475,951
325,975	(c)	5.500%	06/01/20	355,183
448,713		5.500%	10/01/20	486,675
563,885		5.500%	11/01/23	609,829
248,832	(c)	5.500%	05/01/34	272,480
386,058	(c)	5.500%	05/01/34	422,748
385,721	(c)	6.000%	09/01/22	424,631
750,955	(c)	6.000%	11/01/33	833,374
337,786		6.250%	12/15/23	375,650
178,878		6.500%	11/01/32	202,712
				18,347,043
Federal National Mortgage Association (FNMA) (51.7%)
1,500,000		3.140%	08/01/15	1,543,021
209,499		3.500%	11/01/25	213,635
482,725		3.500%	01/01/26	492,256
175,000	(b)	3.500%	07/01/26	178,172
56,647		3.500%	06/25/33	57,526
489,588		3.500%	11/01/40	468,790
295,561		3.500%	01/01/41	283,006
617,171		3.500%	01/01/41	590,954
2,615,000	(b)	4.000%	07/01/26	2,723,685
320,000	(b)	4.000%	07/01/41	320,000
56,445		4.500%	04/01/21	60,205
288,133		4.500%	11/01/23	308,139
605,000		4.500%	07/25/24	639,363
759,492		4.500%	04/01/25	806,529

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
$974,981		4.500%	03/01/39	$1,010,466
990,958		4.500%	04/01/40	1,031,670
2,065,000	(b)	4.500%	07/01/41	2,136,307
499,748	(c)	5.000%	05/01/18	543,227
276,368	(c)	5.000%	10/01/20	298,912
500,000		5.000%	06/25/23	544,847
1,296,554	(c)	5.000%	11/01/33	1,385,699
1,388,487	(c)	5.000%	03/01/34	1,483,302
880,042	(c)	5.000%	03/01/34	940,137
322,523		5.000%	05/01/34	344,547
304,905		5.000%	12/01/34	325,868
483,073		5.000%	04/01/35	516,060
667,023		5.000%	07/01/35	712,572
974,986		5.000%	07/01/35	1,041,565
643,192		5.000%	07/01/35	687,415
883,610		5.000%	06/01/39	948,918
770,464		5.000%	12/01/39	827,410
376,935		5.000%	06/01/40	402,910
498,552		5.000%	04/01/41	534,154
1,000,000	(b)	5.000%	07/01/41	1,062,500
259,960		5.500%	01/01/17	282,162
304,134		5.500%	02/01/18	333,243
685,132	(c)	5.500%	03/01/18	744,076
387,272		5.500%	08/01/23	422,816
465,200	(c)	5.500%	02/01/24	507,432
1,224,627	(c)	5.500%	04/01/33	1,338,275
149,020		5.500%	05/01/33	162,274
1,183,406	(c)	5.500%	10/01/33	1,288,660
102,267		5.500%	01/01/34	111,363
205,499		5.500%	01/01/34	223,776
187,629		5.500%	02/01/34	204,317
2,039,169	(c)	5.500%	03/01/34	2,235,193
1,592,734	(c)	5.500%	04/01/34	1,745,842
503,828	(c)	5.500%	04/01/34	548,324
229,137		5.500%	04/01/34	249,373
120,528		5.500%	05/01/34	131,173
640,389	(c)	5.500%	09/01/34	699,148
461,041		5.500%	10/01/34	502,022
666,137		5.500%	01/01/35	726,009
433,755		5.500%	02/01/35	473,554
427,691		5.500%	02/01/35	466,131
97,791		5.500%	06/01/35	106,335
432,700		5.500%	08/01/35	471,185
178,941		5.500%	10/01/35	196,142
1,232,708	(c)	5.500%	09/01/36	1,341,576
104,825		5.500%	05/01/38	113,460
500,000	(b)	5.500%	07/01/41	540,625
94,695		6.000%	09/01/32	105,071
809,880	(c)	6.000%	10/01/32	905,468
208,453		6.000%	10/01/32	231,273

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
$714,279	(c)	6.000%	11/01/32	$792,455
116,054		6.000%	11/01/32	128,758
269,991		6.000%	03/01/33	299,530
642,549	(c)	6.000%	03/01/33	715,638
338,812		6.000%	04/01/33	375,838
255,239		6.000%	12/01/33	285,627
297,583		6.000%	08/01/34	329,779
187,692		6.000%	09/01/34	207,382
94,364		6.000%	11/01/34	104,263
952,854	(c)	6.000%	12/01/34	1,052,817
192,939		6.000%	11/01/36	213,180
1,359,189		6.000%	01/01/37	1,497,958
556,935		6.000%	08/01/37	613,797
543,207		6.000%	09/01/37	602,571
305,198		6.000%	12/01/37	336,358
504,816		6.000%	12/01/38	557,775
233,929		6.500%	11/01/23	256,198
204,126		6.500%	02/01/32	232,510
161,152		6.500%	02/01/32	183,565
364,295		6.500%	02/01/32	414,952
269,810		6.500%	04/01/32	307,333
121,695		6.500%	05/01/32	138,621
702,414		6.500%	07/01/32	800,051
256,302		6.500%	07/01/32	291,935
16,296		6.500%	09/01/32	18,546
65,563		6.500%	09/01/34	74,490
43,560		6.500%	11/01/34	49,491
464,087		6.500%	03/01/35	528,147
221,761		6.500%	02/01/36	251,817
369,182		6.500%	06/01/36	418,969
121,136		6.500%	08/01/37	137,330
728,479	(c)	6.500%	09/01/37	826,302
358,198		7.000%	09/01/31	417,276
49,708		7.000%	11/01/31	57,912
235,165		7.000%	02/01/32	272,173
41,272	(c)	7.000%	07/01/32	47,763
27,326	(c)	7.000%	10/01/37	31,450
17,962		7.000%	10/01/37	20,673
91,822		7.500%	04/01/31	108,108
				56,869,403
Government National Mortgage Association (GNMA) (16.5%)
7,297,232	(d) (e)	0.012%	03/16/42	2,559
5,483,479	(d) (e)	0.516%	03/16/34	101,498
2,858,556	(d) (e)	0.643%	07/16/40	58,689
11,038,075	(d) (e)	2.146%	06/17/45	292,254
1,794,150		2.629%	09/16/33	1,825,431
636,934		3.500%	11/15/40	619,219
993,186		4.000%	02/15/41	1,014,033
4,955,000	(b)	4.000%	07/01/41	5,047,133

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
$1,850,000	(b)	4.500%	07/01/41	$1,952,327
500,000		4.920%	05/16/34	529,541
490,331	(c)	5.000%	05/15/33	534,716
200,321		5.000%	12/15/39	218,517
2,685,408		5.000%	01/15/40	2,924,298
1,775,793		5.000%	07/15/40	1,927,106
579,636	(c)	5.500%	07/15/38	641,041
464,278		5.500%	10/15/38	515,784
				18,204,146
U.S. Treasury (1.1%)
1,250,000	U.S. Treasury Note	3.125%	05/15/21	1,246,488
Vendee Mortgage Trust (0.1%)
89,174	Vendee Mortgage Trust	7.793%	02/15/25	103,882
	Total government obligations (cost: $92,497,742)			94,770,962
Asset-Backed Securities (5.7%)
283,645	ABFS Mortgage Loan Trust (f)	7.490%	12/25/31	202,338
330,000	Ally Auto Receivables Trust - 144A Issue (g)	3.510%	11/15/16	343,753
225,000	AmeriCredit Automobile Receivables Trust	3.720%	11/17/14	231,447
160,000	AmeriCredit Automobile Receivables Trust	4.520%	10/08/15	168,612
311,210	BankAmerica Manufactured Housing Contract Trust (c)	7.800%	10/10/26	312,161
424,670	Conseco Financial Corp.	7.300%	11/15/28	439,396
292,757	Conseco Financial Corp. (d)	7.650%	10/15/27	303,374
99,659	Conseco Financial Corp.	8.300%	11/15/19	103,013
966,038	Countryplace Manufactured Housing Contract Trust - 144A Issue (d) (h) (i)	4.800%	12/15/35	937,510
805,308	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (c) (f) (g)	5.970%	10/25/36	840,340
270,000	Ford Credit Auto Owner Trust	3.220%	03/15/16	279,365
519,056	Origen Manufactured Housing	4.750%	08/15/21	523,021
535,000	Origen Manufactured Housing	5.605%	05/15/22	564,412
550,000	Origen Manufactured Housing	5.910%	01/15/37	594,436
101,480	Structured Asset Securities Corp. (f)	6.290%	11/25/32	85,378
142,222	Vanderbilt Mortgage Finance (d)	6.555%	03/07/23	142,792
210,219	Vanderbilt Mortgage Finance (d)	7.320%	09/07/25	214,733
	Total asset-backed securities (cost: $6,303,277)			6,286,081
Other Mortgage-Backed Securities (7.4%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (2.5%)
354,746	Bear Stearns Mortgage Securities, Inc. (i)	8.000%	11/25/29	321,267
10,000	BHN I Mortgage Fund - 144A Issue (d) (h) (i) (j) (k)	1.000%	03/25/12	—
425	BHN I Mortgage Fund - 144A Issue (h) (i) (j) (k)	7.540%	05/31/17	—
50,980	BHN I Mortgage Fund - 144A Issue (h) (i) (j) (k)	7.916%	07/01/11	—
828,853	BlackRock Capital Finance LP - 144A Issue (g) (i)	7.750%	09/25/26	255,390
512,425	Global Mortgage Securitization Ltd. (k)	5.250%	04/25/32	413,339
375,381	Global Mortgage Securitization Ltd. (d) (k)	5.414%	04/25/32	276,876
378,283	Global Mortgage Securitization Ltd. - 144A Issue (h) (k)	5.250%	11/25/32	314,760

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Fair Value(a)
Other Mortgage-Backed Securities—continued
$810,605	Global Mortgage Securitization Ltd. - 144A Issue (c) (h) (k)	5.250%	11/25/32	$629,495
272,140	JPMorgan Mortgage Trust (d)	2.961%	11/25/33	252,028
795,429	JPMorgan Mortgage Trust (d)	3.646%	07/25/35	23,254
22,847	Prudential Home Mortgage Securities - 144A Issue (g)	7.900%	04/28/22	21,823
68,804	Prudential Home Mortgage Securities - 144A Issue (g)	7.900%	04/28/22	56,494
5,271	Prudential Home Mortgage Securities - 144A Issue (d) (g)	7.912%	09/28/24	3,700
47,133	Residential Accredit Loans, Inc. - 144A Issue (g)	6.250%	03/25/14	42,172
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (d)	5.400%	11/25/35	138,073
16,256	Structured Asset Mortgage Investments, Inc. (d)	4.601%	05/02/30	9,735
10,521	Structured Asset Mortgage Investments, Inc. (d)	4.601%	05/02/30	6,341
				2,764,747
Commercial Mortgage-Backed Securities (4.9%)
512,437	Asset Securitization Corp. (e) (h) (i)	2.433%	08/13/29	46,780
771,950	Asset Securitization Corp. (d) (e)	8.621%	08/13/29	70,470
3,802,974	Asset Securitization Corp. - 144A Issue (d) (e) (g)	1.355%	10/13/26	8,333
47,478	Carey Commercial Mortgage Trust - 144A Issue (g)	5.970%	09/20/19	47,855
700,000	Extended Stay America Trust - 144A Issue (g)	4.221%	11/05/27	708,406
500,000	First Union National Bank Commercial Mortgage - 144A Issue (d) (g)	7.397%	12/12/33	502,218
17,970	GMAC Commercial Mortgage Sec. (h) (i)	5.940%	07/01/13	18,858
1,160,347	Hometown Commercial Mortgage - 144A Issue (h)	5.506%	11/11/38	493,147
176,632	JPMorgan Chase Commercial Mortgage Securities Corp.	4.625%	03/15/46	178,614
3,713,529	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (d) (e) (h)	2.241%	12/05/27	473,175
500,000	LB-UBS Commercial Mortgage Trust (d)	5.499%	06/15/36	520,056
150,000	Morgan Stanley Capital I - 144A Issue (g)	4.700%	09/15/47	154,883
330,000	Multi Security Asset Trust - 144A Issue (d) (h)	5.880%	11/28/35	247,500
660,000	Multi Security Asset Trust - 144A Issue (d) (h)	5.880%	11/28/35	415,800
558,000	OBP Depositor LLC Trust - 144A Issue (g)	4.646%	07/15/45	579,126
485,000	Prudential Commercial Mortgage Trust - 144A Issue (g)	4.775%	02/11/36	481,978
469,023	Vornado DP LLC - 144A Issue (g)	2.970%	09/13/28	462,941
				5,410,140
	Total other mortgage-backed securities (cost: $13,376,404)			8,174,887
	Total long-term debt securities (cost: $112,177,423)			109,231,930

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Short-Term Securities (16.6%)
Investment Companies (16.6%)
1,900,495	Dreyfus Treasury Cash Management Fund, current rate 0.010%	$1,900,495
6,550,000	Federated Government Obligations Fund, current rate 0.010%	6,550,000
9,800,000	JPMorgan U.S. Government Money Market Fund, current rate 0.010%	9,800,000
	Total short-term securities (cost: $18,250,495)	18,250,495
	Total investments in securities (cost: $ 130,427,918) (l)	$127,482,425
	Liabilities in excess of cash and other assets (-15.8%)	(17,372,585)
	Total net assets (100.0%)	$110,109,840

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  At June 30, 2011 the total cost of investments issued on a when-issued or forward commitment basis was $16,880,443.

(c)  Security pledged as collateral for when-issued purchase commitment outstanding as of June 30, 2011.

(d)  Variable rate security.

(e)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)  Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.

(g)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)  Represents ownership in an illiquid security. (See note 5 of the Notes to Financial Statements.) Information concerning the illiquid securities held at June 30, 2011, which includes cost and acquisition date, is as follows:

Acquisition Security:	Acquisition Date	Cost
Asset Securitization Corp.†	Various	$622,325
BHN I Mortgage Fund - 144A Issue*	5/18/00	375
BHN I Mortgage Fund - 144A Issue*	9/06/02	1,073
BHN I Mortgage Fund - 144A Issue*	Various	61,027
Countryplace Manufactured Housing Contract Trust - 144A Issue*	6/29/05	1,071,041
GMAC Commercial Mortgage Sec.†	Various	25,372
Global Mortgage Securitization Ltd. - 144A Issue*	11/24/04	410,769
Global Mortgage Securitization Ltd. - 144A Issue*	11/24/04	876,073
Hometown Commercial Mortgage - 144A Issue*	11/28/06	1,214,527
JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue*	3/22/10	487,051
Multi Security Asset Trust - 144A Issue*	2/24/05	331,164
Multi Security Asset Trust - 144A Issue*	2/24/05	646,056
		$5,746,853

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†  Represents a private placement security.

(i)  These securities are being fair-valued according to procedures approved by the Board of Directors.

(j)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)  The Portfolio held 1.5% of net assets in foreign securities at June 30, 2011.

(l)  At June 30, 2011 the cost of securities for federal income tax purposes was $130,427,918. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$3,835,669
Gross unrealized depreciation	(6,781,162)
Net unrealized depreciation	$2,945,493

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities

June 30, 2011
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Fair Value(a)
Common Stocks (96.6%)
Consumer Discretionary (10.4%)
Auto Components (0.3%)
24,758	Johnson Controls, Inc.	$1,031,418
8,909	The Goodyear Tire & Rubber Co. (b)	149,404
		1,180,822
Automobiles (0.5%)
138,605	Ford Motor Co. (b)	1,911,363
8,622	Harley-Davidson, Inc.	353,243
		2,264,606
Distributors (0.1%)
5,741	Genuine Parts Co.	312,311
Diversified Consumer Services (0.1%)
4,444	Apollo Group, Inc. - Class A (b)	194,114
2,226	DeVry, Inc.	131,623
11,139	H&R Block, Inc.	178,670
		504,407
Hotels, Restaurants & Leisure (1.7%)
15,760	Carnival Corp.	593,049
1,150	Chipotle Mexican Grill, Inc. (b)	354,419
4,978	Darden Restaurants, Inc.	247,705
10,944	International Game Technology	192,396
10,360	Marriott International, Inc. - Class A	367,676
37,864	McDonald's Corp.	3,192,693
27,354	Starbucks Corp.	1,080,209
7,047	Starwood Hotels & Resorts Worldwide, Inc.	394,914
6,203	Wyndham Worldwide Corp.	208,731
2,774	Wynn Resorts Ltd.	398,180
16,989	Yum! Brands, Inc.	938,472
		7,968,444
Household Durables (0.4%)
10,255	DR Horton, Inc.	118,138
5,600	Fortune Brands, Inc.	357,112
2,461	Harman International Industries, Inc.	112,148
5,214	Leggett & Platt, Inc.	127,117
5,846	Lennar Corp. - Class A	106,105

Shares		Fair Value(a)
Consumer Discretionary—continued
10,626	Newell Rubbermaid, Inc.	$167,678
12,293	Pulte Homes, Inc. (b)	94,165
6,107	Stanley Black & Decker, Inc.	440,009
2,782	Whirlpool Corp.	226,232
		1,748,704
Internet & Catalog Retail (0.9%)
13,032	Amazon.com, Inc. (b)	2,664,914
7,282	Expedia, Inc.	211,105
1,586	NetFlix, Inc. (b)	416,626
1,812	priceline.com, Inc. (b)	927,617
		4,220,262
Leisure Equipment & Products (0.1%)
4,971	Hasbro, Inc.	218,376
12,684	Mattel, Inc.	348,683
		567,059
Media (3.2%)
8,399	Cablevision Systems Corp.	304,128
24,405	CBS Corp. - Class B	695,299
100,945	Comcast Corp. - Class A (c)	2,557,946
10,165	Discovery Communications, Inc. (b)	416,358
8,773	Gannett Co., Inc.	125,629
17,833	Interpublic Group of Cos., Inc.	222,913
83,391	News Corp. - Class A	1,476,021
10,258	Omnicom Group, Inc.	494,025
3,267	Scripps Networks Interactive, Inc. - Class A	159,691
28,018	The DIRECTV Group, Inc. - Class A (b)	1,423,875
11,119	The McGraw-Hill Cos., Inc.	465,997
68,976	The Walt Disney Co.	2,692,823
220	The Washington Post Co. - Class B	92,169
12,276	Time Warner Cable, Inc. - Class A	958,019
39,076	Time Warner, Inc.	1,421,194
21,352	Viacom, Inc. - Class B	1,088,952
		14,595,039

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Consumer Discretionary—continued
Multiline Retail (0.7%)
2,687	Big Lots, Inc. (b)	$89,074
4,463	Family Dollar Stores, Inc.	234,575
7,780	JC Penney Co., Inc.	268,721
10,257	Kohl's Corp.	512,953
15,573	Macy's, Inc.	455,354
6,123	Nordstrom, Inc.	287,414
1,551	Sears Holdings Corp. (b)	110,803
25,148	Target Corp.	1,179,693
		3,138,587
Specialty Retail (1.8%)
3,234	Abercrombie & Fitch Co. - Class A	216,419
2,289	AutoNation, Inc. (b)	83,800
923	AutoZone, Inc. (b)	272,146
9,091	Bed Bath & Beyond, Inc. (b)	530,642
11,773	Best Buy Co., Inc.	369,790
8,241	CarMax, Inc. (b)	272,530
5,161	GameStop Corp. - Class A (b)	137,644
58,105	Home Depot, Inc.	2,104,563
47,515	Lowe's Cos., Inc.	1,107,575
9,203	Ltd. Brands, Inc.	353,855
5,031	O'Reilly Automotive, Inc. (b)	329,581
4,268	Ross Stores, Inc.	341,952
26,024	Staples, Inc.	411,179
14,261	The Gap, Inc.	258,124
4,692	Tiffany & Co.	368,416
14,090	TJX Cos., Inc.	740,148
4,545	Urban Outfitters, Inc. (b)	127,942
		8,026,306
Textiles, Apparel & Luxury Goods (0.6%)
10,714	Coach, Inc.	684,946
13,842	NIKE, Inc. - Class B	1,245,503
2,347	Polo Ralph Lauren Corp.	311,236
3,198	VF Corp.	347,175
		2,588,860
Consumer Staples (10.3%)
Beverages (2.4%)
3,704	Brown-Forman Corp. - Class B	276,652

Shares		Fair Value(a)
Consumer Staples—continued
11,860	Coca-Cola Enterprises, Inc.	$346,075
6,468	Constellation Brands, Inc. - Class A (b)	134,664
8,078	Dr Pepper Snapple Group, Inc.	338,710
5,799	Molson Coors Brewing Co. - Class B	259,447
57,682	PepsiCo, Inc.	4,062,543
83,540	The Coca-Cola Co.	5,621,407
		11,039,498
Food & Staples Retailing (2.3%)
15,942	Costco Wholesale Corp.	1,295,128
49,481	CVS Caremark Corp.	1,859,496
12,921	Safeway, Inc.	301,964
7,742	SUPERVALU, Inc.	72,852
21,292	Sysco Corp.	663,884
22,131	The Kroger Co.	548,849
69,697	Wal-Mart Stores, Inc.	3,703,699
33,407	Walgreen Co.	1,418,461
5,377	Whole Foods Market, Inc.	341,171
		10,205,504
Food Products (1.7%)
24,889	Archer-Daniels-Midland Co.	750,403
6,660	Campbell Soup Co.	230,103
14,921	ConAgra Foods, Inc.	385,111
6,685	Dean Foods Co. (b)	82,025
23,297	General Mills, Inc.	867,114
11,744	HJ Heinz Co.	625,720
5,060	Hormel Foods Corp.	150,839
9,137	Kellogg Co.	505,459
64,149	Kraft Foods, Inc. - Class A	2,259,969
4,835	McCormick & Co., Inc.	239,671
7,457	Mead Johnson Nutrition Co.	503,720
21,351	Sara Lee Corp.	405,455
5,596	The Hershey Co.	318,133
4,233	The JM Smucker Co.	323,571
10,940	Tyson Foods, Inc. - Class A	212,455
		7,859,748
Household Products (2.1%)
4,866	Clorox Co.	328,163
17,841	Colgate-Palmolive Co.	1,559,482

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Consumer Staples—continued
14,337	Kimberly-Clark Corp.	$954,270
101,861	The Procter & Gamble Co.	6,475,304
		9,317,219
Personal Care (0.2%)
15,698	Avon Products, Inc.	439,544
4,161	The Estee Lauder Cos., Inc. - Class A	437,696
		877,240
Tobacco (1.6%)
76,392	Altria Group, Inc.	2,017,513
5,244	Lorillard, Inc.	570,914
64,898	Philip Morris International, Inc.	4,333,239
12,337	Reynolds American, Inc.	457,086
		7,378,752
Energy (12.2%)
Energy Equipment & Services (2.3%)
15,861	Baker Hughes, Inc.	1,150,874
8,941	Cameron International Corp. (b)	449,643
2,496	Diamond Offshore Drilling, Inc.	175,743
8,770	FMC Technologies, Inc. (b)	392,808
33,391	Halliburton Co.	1,702,941
3,928	Helmerich & Payne, Inc.	259,720
10,486	Nabors Industries, Ltd. (b) (d)	258,375
15,439	National Oilwell Varco, Inc.	1,207,484
9,202	Noble Corp. (d)	362,651
4,588	Rowan Cos., Inc. (b)	178,060
49,518	Schlumberger, Ltd.	4,278,355
		10,416,654
Oil, Gas & Consumable Fuels (9.9%)
8,267	Alpha Natural Resources, Inc. (b)	375,652
18,156	Anadarko Petroleum Corp.	1,393,655
13,993	Apache Corp.	1,726,596
3,805	Cabot Oil & Gas Corp. - Class A	252,310
23,999	Chesapeake Energy Corp.	712,530

Shares		Fair Value(a)
Energy—continued
73,360	Chevron Corp.	$7,544,342
51,582	ConocoPhillips	3,878,451
8,270	Consol Energy, Inc.	400,930
14,497	Denbury Resources, Inc. (b)	289,940
15,436	Devon Energy Corp.	1,216,511
28,061	El Paso Corp.	566,832
9,796	EOG Resources, Inc.	1,024,172
5,453	EQT Corp.	286,392
179,765	Exxon Mobil Corp.	14,629,276
11,034	Hess Corp.	824,902
25,986	Marathon Oil Corp.	1,368,943
7,058	Murphy Oil Corp.	463,428
4,826	Newfield Exploration Co. (b)	328,264
6,440	Noble Energy, Inc.	577,217
29,664	Occidental Petroleum Corp.	3,086,243
9,880	Peabody Energy Corp.	582,031
4,261	Pioneer Natural Resources Co.	381,658
6,450	QEP Resources, Inc.	269,803
5,862	Range Resources Corp.	325,341
12,695	Southwestern Energy Co. (b)	544,362
23,720	Spectra Energy Corp.	650,165
4,367	Sunoco, Inc.	182,148
5,241	Tesoro Corp. (b)	120,071
21,462	The Williams Cos., Inc.	649,225
20,809	Valero Energy Corp.	532,086
		45,183,476
Financial (14.6%)
Capital Markets (2.2%)
8,841	Ameriprise Financial, Inc.	509,949
3,560	BlackRock, Inc.	682,844
9,174	E*Trade Financial Corp. (b)	126,601
3,383	Federated Investors, Inc. - Class B	80,651
5,263	Franklin Resources, Inc.	690,979
16,862	Invesco, Ltd.	394,571
6,784	Janus Capital Group, Inc.	64,041
5,429	Legg Mason, Inc.	177,854
56,368	Morgan Stanley	1,297,028
8,824	Northern Trust Corp.	405,551
18,393	State Street Corp.	829,340

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Financial—continued
9,479	T Rowe Price Group, Inc.	$571,963
45,313	The Bank of New York Mellon Corp.	1,160,919
36,550	The Charles Schwab Corp.	601,247
18,894	The Goldman Sachs Group, Inc.	2,514,602
		10,108,140
Commercial Banks (2.6%)
25,415	BB&T Corp.	682,139
6,450	Comerica, Inc.	222,976
33,526	Fifth Third Bancorp	427,456
9,609	First Horizon National Corp.	91,670
31,507	Huntington Bancshares, Inc.	206,686
34,697	KeyCorp	289,026
4,567	M&T Bank Corp.	401,668
19,345	Marshall & Ilsley Corp.	154,180
19,205	PNC Financial Services Group, Inc.	1,144,810
45,851	Regions Financial Corp.	284,276
19,592	SunTrust Banks, Inc.	505,474
70,308	US Bancorp	1,793,557
193,012	Wells Fargo & Co.	5,415,917
6,654	Zions Bancorporation	159,762
		11,779,597
Consumer Finance (0.8%)
38,166	American Express Co.	1,973,182
16,754	Capital One Financial Corp.	865,679
19,906	Discover Financial Services	532,486
19,246	SLM Corp.	323,525
		3,694,872
Diversified Financial Services (3.6%)
369,777	Bank of America Corp.	4,052,756
106,581	Citigroup, Inc.	4,438,033
2,502	CME Group, Inc.	729,558
2,728	IntercontinentalExchange, Inc. (b)	340,209
145,009	JPMorgan Chase & Co.	5,936,670
7,228	Leucadia National Corp.	246,475
7,232	Moody's Corp.	277,347
9,553	NYSE Euronext	327,381
5,455	The NASDAQ OMX Group, Inc. (b)	138,012
		16,486,441

Shares		Fair Value(a)
Financial—continued
Diversified REIT's (0.1%)
5,980	Vornado Realty Trust	$557,216
Insurance (3.6%)
12,313	ACE, Ltd. (d)	810,442
17,067	Aflac, Inc.	796,688
15,919	American International Group, Inc. (b)	466,745
12,062	AON Corp.	618,781
3,521	Assurant, Inc.	127,707
63,178	Berkshire Hathaway, Inc. - Class B (b)	4,889,345
10,676	Chubb Corp.	668,424
5,948	Cincinnati Financial Corp.	173,563
17,901	Genworth Financial, Inc. - Class A (b)	184,022
16,249	Hartford Financial Services Group, Inc.	428,486
11,439	Lincoln National Corp.	325,897
11,338	Loews Corp.	477,216
19,988	Marsh & McLennan Cos., Inc.	623,426
38,574	MetLife, Inc.	1,692,241
11,725	Principal Financial Group, Inc.	356,674
17,808	Prudential Financial, Inc.	1,132,411
19,084	The Allstate Corp.	582,635
23,855	The Progressive Corp.	510,020
15,285	The Travelers Cos., Inc.	892,338
2,775	Torchmark Corp.	177,989
11,232	Unum Group	286,191
11,291	XL Group PLC (d)	248,176
		16,469,417
Office REIT's (0.1%)
5,326	Boston Properties, Inc.	565,408
Real Estate Investment Trust — Apartments (0.1%)
15,482	ProLogis, Inc.	554,875
Real Estate Management & Development (0.1%)
10,651	CB Richard Ellis Group, Inc. - Class A (b)	267,447
Residential REIT's (0.3%)
4,341	Apartment Investment & Management Co. - Class A	110,826

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Financial—continued
3,242	AvalonBay Communities, Inc.	$416,273
10,752	Equity Residential	645,120
		1,172,219
Retail REIT's (0.4%)
14,849	Kimco Realty Corp.	276,785
10,703	Simon Property Group, Inc.	1,244,010
		1,520,795
Specialized REIT's (0.6%)
14,816	HCP, Inc.	543,599
6,450	Health Care REIT, Inc.	338,174
25,040	Host Hotels & Resorts, Inc.	424,428
5,909	Plum Creek Timber Co., Inc.	239,551
5,106	Public Storage	582,135
5,965	Ventas, Inc.	314,415
19,655	Weyerhaeuser Co.	429,651
		2,871,953
Thrifts & Mortgage Finance (0.1%)
19,220	Hudson City Bancorp, Inc.	157,412
13,066	People's United Financial, Inc.	175,607
		333,019
Health Care (11.3%)
Biotechnology (1.2%)
33,928	Amgen, Inc. (b)	1,979,699
8,818	Biogen Idec, Inc. (b)	942,820
16,889	Celgene Corp. (b)	1,018,744
2,843	Cephalon, Inc. (b)	227,156
28,721	Gilead Sciences, Inc. (b)	1,189,337
		5,357,756
Health Care Equipment & Supplies (1.9%)
20,814	Baxter International, Inc.	1,242,388
7,983	Becton Dickinson and Co.	687,895
55,768	Boston Scientific Corp. (b)	385,357
8,153	CareFusion Corp. (b)	221,517
18,090	Covidien PLC (d)	962,931
3,175	CR Bard, Inc.	348,805

Shares		Fair Value(a)
Health Care—continued
5,137	DENTSPLY International, Inc.	$195,617
4,185	Edwards Lifesciences Corp. (b)	364,848
1,445	Intuitive Surgical, Inc. (b)	537,699
39,024	Medtronic, Inc.	1,503,595
12,000	St Jude Medical, Inc.	572,160
12,177	Stryker Corp.	714,668
4,276	Varian Medical Systems, Inc. (b)	299,405
7,005	Zimmer Holdings, Inc. (b)	442,716
		8,479,601
Health Care Providers & Services (2.1%)
13,848	Aetna, Inc.	610,558
9,997	AmerisourceBergen Corp.	413,876
12,793	Cardinal Health, Inc.	581,058
9,873	CIGNA Corp.	507,768
5,409	Coventry Health Care, Inc. (b)	197,266
3,457	DaVita, Inc. (b)	299,411
19,321	Express Scripts, Inc. (b)	1,042,948
6,145	Humana, Inc.	494,918
3,633	Laboratory Corp. of America Holdings (b)	351,638
9,200	McKesson Corp.	769,580
14,589	Medco Health Solutions, Inc. (b)	824,570
3,424	Patterson Cos., Inc.	112,615
5,676	Quest Diagnostics, Inc.	335,452
17,865	Tenet Healthcare Corp. (b)	111,478
39,537	UnitedHealth Group, Inc.	2,039,319
13,399	WellPoint, Inc.	1,055,439
		9,747,894
Health Care Technology (0.1%)
5,300	Cerner Corp. (b)	323,883
Life Sciences Tools & Services (0.5%)
12,701	Agilent Technologies, Inc. (b)	649,148
6,523	Life Technologies Corp. (b)	339,653
4,114	PerkinElmer, Inc.	110,708
13,986	Thermo Fisher Scientific, Inc. (b)	900,558
3,339	Waters Corp. (b)	319,676
		2,319,743

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Health Care—continued
Pharmaceuticals (5.5%)
56,719	Abbott Laboratories	$2,984,554
11,122	Allergan, Inc.	925,907
62,255	Bristol-Myers Squibb Co.	1,802,905
37,176	Eli Lilly & Co.	1,395,215
10,442	Forest Laboratories, Inc. (b)	410,788
6,121	Hospira, Inc. (b)	346,816
100,031	Johnson & Johnson	6,654,062
112,637	Merck & Co., Inc.	3,974,960
16,029	Mylan, Inc. (b)	395,435
288,332	Pfizer, Inc.	5,939,639
4,615	Watson Pharmaceuticals, Inc. (b)	317,189
		25,147,470
Industrials (10.8%)
	Aerospace & Defense (2.7%)
13,575	General Dynamics Corp.	1,011,609
4,554	Goodrich Corp.	434,907
28,720	Honeywell International, Inc.	1,711,425
6,718	ITT Corp.	395,892
3,869	L-3 Communications Holdings, Inc.	338,344
10,393	Lockheed Martin Corp.	841,521
10,682	Northrop Grumman Corp.	740,797
5,251	Precision Castparts Corp.	864,577
12,998	Raytheon Co.	647,950
5,622	Rockwell Collins, Inc.	346,821
26,941	The Boeing Co.	1,991,748
33,400	United Technologies Corp.	2,956,234
		12,281,825
Air Freight & Logistics (1.0%)
5,947	CH Robinson Worldwide, Inc.	468,861
7,750	Expeditors International of Washington, Inc.	396,723
11,519	FedEx Corp.	1,092,577
35,989	United Parcel Service, Inc. - Class B	2,624,678
		4,582,839

Shares		Fair Value(a)
Industrials—continued
Airlines (0.1%)
28,890	Southwest Airlines Co.	$329,924
Building Products (0.0%)
13,067	Masco Corp.	157,196
Commercial Services & Supplies (0.5%)
3,855	Avery Dennison Corp.	148,919
4,605	Cintas Corp.	152,103
7,323	Iron Mountain, Inc.	249,641
7,439	Pitney Bowes, Inc.	171,023
11,071	Republic Services, Inc.	341,540
6,844	RR Donnelley & Sons Co.	134,211
3,151	Stericycle, Inc. (b)	280,817
17,304	Waste Management, Inc.	644,920
		2,123,174
Construction & Engineering (0.2%)
6,360	Fluor Corp.	411,237
4,559	Jacobs Engineering Group, Inc. (b)	197,177
7,885	Quanta Services, Inc. (b)	159,277
		767,691
Electrical Equipment (0.5%)
27,430	Emerson Electric Co.	1,542,938
5,290	Rockwell Automation, Inc.	458,960
3,499	Roper Industries, Inc.	291,467
		2,293,365
Industrial Conglomerates (2.4%)
25,931	3M Co.	2,459,556
387,019	General Electric Co.	7,299,178
10,077	Textron, Inc.	237,918
17,112	Tyco International Ltd. (d)	845,846
		10,842,498
Machinery (2.3%)
23,518	Caterpillar, Inc.	2,503,726
7,161	Cummins, Inc.	741,092
19,871	Danaher Corp.	1,052,964
15,316	Deere & Co.	1,262,804
6,809	Dover Corp.	461,650
12,451	Eaton Corp.	640,604
2,069	Flowserve Corp.	227,363
18,248	Illinois Tool Works, Inc.	1,030,830
12,088	Ingersoll-Rand PLC (d)	548,916
3,820	Joy Global, Inc.	363,817

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Industrials—continued
13,336	PACCAR, Inc.	$681,336
4,176	Pall Corp.	234,817
5,918	Parker Hannifin Corp.	531,081
2,138	Snap-On, Inc.	133,582
		10,414,582
Professional Services (0.1%)
1,839	Dun & Bradstreet Corp.	138,918
4,481	Equifax, Inc.	155,580
5,358	Robert Half International, Inc.	144,827
		439,325
Road & Rail (0.9%)
40,314	CSX Corp.	1,057,033
12,890	Norfolk Southern Corp.	965,848
1,849	Ryder System, Inc.	105,115
17,900	Union Pacific Corp.	1,868,760
		3,996,756
Trading Companies & Distributors (0.1%)
10,760	Fastenal Co.	387,252
2,155	WW Grainger, Inc.	331,116
		718,368
Information Technology (17.2%)
Communications Equipment (1.9%)
200,715	Cisco Systems, Inc.	3,133,161
2,942	F5 Networks, Inc. (b)	324,355
4,641	Harris Corp.	209,123
8,263	JDS Uniphase Corp. (b)	137,662
19,453	Juniper Networks, Inc. (b)	612,769
10,764	Motorola Mobility Holdings, Inc. (b)	237,239
12,390	Motorola Solutions, Inc. (b)	570,436
60,925	QUALCOMM, Inc.	3,459,931
13,257	Tellabs, Inc.	61,115
		8,745,791
Computers & Peripherals (4.1%)
33,747	Apple, Inc. (b) (c)	11,327,856
59,914	Dell, Inc. (b)	998,766
75,085	EMC Corp. (b)	2,068,592
75,691	Hewlett-Packard Co.	2,755,153
2,832	Lexmark International, Inc. - Class A (b)	82,864
13,424	NetApp, Inc. (b)	708,519
8,698	SanDisk Corp. (b)	360,967

Shares		Fair Value(a)
Information Technology—continued
8,480	Western Digital Corp. (b)	$308,502
		18,611,219
Electronic Equipment, Instruments & Components (0.4%)
6,428	Amphenol Corp. - Class A	347,048
57,289	Corning, Inc.	1,039,795
5,805	FLIR Systems, Inc.	195,687
7,176	Jabil Circuit, Inc.	144,955
4,991	Molex, Inc.	128,618
		1,856,103
Internet Software & Services (1.6%)
6,813	Akamai Technologies, Inc. (b)	214,405
41,679	eBay, Inc. (b)	1,344,981
9,173	Google, Inc. - Class A (b)	4,645,024
4,719	Monster Worldwide, Inc. (b)	69,180
6,147	VeriSign, Inc.	205,679
47,547	Yahoo!, Inc. (b)	715,107
		7,194,376
IT Services (3.1%)
18,235	Automatic Data Processing, Inc.	960,620
11,103	Cognizant Technology Solutions Corp. - Class A (b)	814,294
5,659	Computer Sciences Corp.	214,816
9,819	Fidelity National Information Services, Inc.	302,327
5,241	Fiserv, Inc. (b)	328,244
44,200	International Business Machines Corp.	7,582,510
3,436	Mastercard, Inc. - Class A	1,035,404
11,752	Paychex, Inc.	361,021
10,182	SAIC, Inc. (b)	171,261
6,160	Teradata Corp. (b)	370,832
23,072	The Western Union Co.	462,132
5,905	Total System Services, Inc.	109,715
17,479	Visa, Inc. - Class A	1,472,781
		14,185,957

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Information Technology—continued
Office Electronics (0.1%)
51,132	Xerox Corp.	$532,284
Semiconductors & Semiconductor Equipment (2.4%)
21,075	Advanced Micro Devices, Inc. (b)	147,314
11,758	Altera Corp.	544,983
10,934	Analog Devices, Inc.	427,957
48,106	Applied Materials, Inc.	625,859
17,411	Broadcom Corp. - Class A (b)	585,706
2,032	First Solar, Inc. (b)	268,773
193,483	Intel Corp.	4,287,583
6,127	KLA-Tencor Corp.	248,021
8,310	Linear Technology Corp.	274,396
22,101	LSI Corp. (b)	157,359
8,408	MEMC Electronic Materials, Inc. (b)	71,720
6,901	Microchip Technology, Inc.	261,617
31,429	Micron Technology, Inc. (b)	235,089
8,799	National Semiconductor Corp.	216,543
3,204	Novellus Systems, Inc. (b)	115,793
21,906	NVIDIA Corp. (b)	349,072
6,767	Teradyne, Inc. (b)	100,152
42,373	Texas Instruments, Inc.	1,391,106
9,645	Xilinx, Inc.	351,753
		10,660,796
Software (3.6%)
18,408	Adobe Systems, Inc. (b)	578,931
8,428	Autodesk, Inc. (b)	325,321
6,454	BMC Software, Inc. (b)	353,034
13,851	CA, Inc.	316,357
6,860	Citrix Systems, Inc. (b)	548,800
7,964	Compuware Corp. (b)	77,729
12,131	Electronic Arts, Inc. (b)	286,292
9,984	Intuit, Inc. (b)	517,770
270,804	Microsoft Corp.	7,040,904
142,196	Oracle Corp.	4,679,670
7,043	Red Hat, Inc. (b)	323,274
4,379	Salesforce.com, Inc. (b)	652,383
27,571	Symantec Corp. (b)	543,700
		16,244,165

Shares		Fair Value(a)
Materials (3.5%)
Chemicals (2.1%)
7,733	Air Products & Chemicals, Inc.	$739,120
2,549	Airgas, Inc.	178,532
2,604	CF Industries Holdings, Inc.	368,909
2,641	Eastman Chemical Co.	269,567
8,466	Ecolab, Inc.	477,313
33,891	EI du Pont de Nemours & Co.	1,831,809
2,610	FMC Corp.	224,512
2,877	International Flavors & Fragrances, Inc.	184,818
19,559	Monsanto Co.	1,418,810
5,771	PPG Industries, Inc.	523,949
11,096	Praxair, Inc.	1,202,695
4,397	Sigma-Aldrich Corp.	322,652
42,899	The Dow Chemical Co.	1,544,364
3,225	The Sherwin-Williams Co.	270,481
		9,557,531
Construction Materials (0.0%)
4,667	Vulcan Materials Co.	179,819
Containers & Packaging (0.1%)
6,129	Ball Corp.	235,721
3,843	Bemis Co., Inc.	129,817
5,984	Owens-Illinois, Inc. (b)	154,447
5,844	Sealed Air Corp.	139,029
		659,014
Metals & Mining (1.1%)
4,005	AK Steel Holding Corp.	63,119
38,817	Alcoa, Inc.	615,638
3,848	Allegheny Technologies, Inc.	244,233
5,279	Cliffs Natural Resources, Inc.	488,043
34,570	Freeport-McMoRan Copper & Gold, Inc.	1,828,753
18,016	Newmont Mining Corp.	972,323
11,533	Nucor Corp.	475,390
3,262	Titanium Metals Corp.	59,760
5,246	United States Steel Corp.	241,526
		4,988,785

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Materials—continued
Paper & Forest Products (0.2%)
15,956	International Paper Co.	$475,808
6,185	MeadWestvaco Corp.	206,022
		681,830
Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.7%)
216,108	AT&T, Inc.	6,787,952
21,915	CenturyLink, Inc.	886,024
36,318	Frontier Communications Corp.	293,086
103,240	Verizon Communications, Inc.	3,843,625
18,610	Windstream Corp.	241,186
		12,051,873
Wireless Telecommunication Services (0.3%)
14,474	American Tower Corp. - Class A (b)	757,424
9,688	MetroPCS Communications, Inc. (b)	166,731
109,174	Sprint Nextel Corp. (b)	588,448
		1,512,603
Utilities (3.3%)
Electric Utilities (1.8%)
17,581	American Electric Power Co., Inc.	662,452
48,583	Duke Energy Corp.	914,818
11,889	Edison International	460,699
6,494	Entergy Corp.	443,410
24,172	Exelon Corp.	1,035,529
15,261	FirstEnergy Corp.	673,773
15,398	NextEra Energy, Inc.	884,769
6,451	Northeast Utilities	226,882
8,238	Pepco Holdings, Inc.	161,712
3,923	Pinnacle West Capital Corp.	174,887
21,002	PPL Corp.	584,486
10,748	Progress Energy, Inc.	516,011
30,986	Southern Co.	1,251,215
		7,990,643

Shares		Fair Value(a)
Utilities—continued
Gas Utilities (0.1%)
1,643	Nicor, Inc.	$89,938
3,901	Oneok, Inc.	288,713
		378,651
Independent Power Producers & Energy Traders (0.2%)
7,324	Constellation Energy Group, Inc.	278,019
8,797	NRG Energy, Inc. (b)	216,230
23,971	The AES Corp. (b)	305,391
		799,640
Multi-Utilities (1.2%)
8,800	Ameren Corp.	253,792
15,524	CenterPoint Energy, Inc.	300,389
9,208	CMS Energy Corp.	181,306
10,677	Consolidated Edison, Inc.	568,443
21,012	Dominion Resources, Inc.	1,014,249
6,180	DTE Energy Co.	309,124
2,806	Integrys Energy Group, Inc.	145,463
10,202	NiSource, Inc.	206,591
14,522	PG&E Corp.	610,360
18,461	Public Service Enterprise Group, Inc.	602,567
4,156	SCANA Corp.	163,622
8,738	Sempra Energy	462,065
7,843	TECO Energy, Inc.	148,154
8,529	Wisconsin Energy Corp.	267,384
17,668	Xcel Energy, Inc.	429,332
		5,662,841
Total Common Stocks (cost: $ 198,188,497)		438,592,708

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Short-Term Securities (3.4%)
Investment Companies (3.4%)
1,400,000	JPMorgan U.S. Government Money Market Fund, current rate 0.010%	$1,400,000
14,207,036	Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	14,207,036
	Total short-term securities (cost: $15,607,036)	15,607,036
	Total investments in securities (cost: $ 213,795,533) (e)	$454,199,744
	Cash and other assets in excess of liabilities (0.0%)	210,098
	Total net assets (100.0%)	$454,409,842

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2011, securities with an aggregate market value of $12,033,950 have been segregated to cover margin requirements for the following open futures contracts:
Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Future	September 2011	231	Long	$524,316	$—
		231		$524,316	$—

(d)  The Portfolio held 0.9% of net assets in foreign securities at June 30, 2011.

(e)  At June 30, 2011 the cost of securities for federal income tax purposes was $216,854,082. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$249,669,474
Gross unrealized depreciation	(12,323,812)
Net unrealized appreciation	$237,345,662

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities

June 30, 2011
(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal(b)		Coupon	Maturity	Fair Value(a)
Long-Term Debt Securities (74.7%)
Argentina (1.2%)
Government (1.2%)
6,030,000	Argentina Bonos (USD) (c)	0.467%	08/03/12	$1,467,138
Australia (9.7%)
Government (9.7%)
2,500,000	Australia Government Bond (AUD)	5.750%	04/15/12	2,697,697
290,000	New South Wales Treasury Corp. (AUD)	5.500%	08/01/13	313,622
1,440,000	New South Wales Treasury Corp. (AUD)	5.500%	03/01/17	1,557,168
305,000	New South Wales Treasury Corp. (AUD)	6.000%	05/01/12	329,587
620,000	New South Wales Treasury Corp. (AUD)	6.000%	05/01/12	670,018
1,325,000	Queensland Treasury Corp. (AUD)	6.000%	08/14/13	1,450,150
595,000	Queensland Treasury Corp. (AUD)	6.000%	08/21/13	648,849
585,000	Queensland Treasury Corp. (AUD)	6.000%	09/14/17	649,173
2,695,000	Western Australia Treasury Corp. (AUD)	5.500%	07/17/12	2,903,212
350,000	Western Australia Treasury Corp. (AUD)	8.000%	06/15/13	395,858
				11,615,334
Brazil (6.4%)
Government (6.4%)
2,125,000	Brazil Notas do Tesouro Nacional Serie B (BRL)	6.000%	05/15/15	2,727,764
2,000,000	Brazil Notas do Tesouro Nacional Serie B (BRL)	6.000%	05/15/45	2,656,030
495,000	Brazil Notas do Tesouro Nacional Serie F (BRL)	10.000%	01/01/12	313,082
3,300,000	Brazil Notas do Tesouro Nacional Serie F (BRL)	10.000%	01/01/17	1,915,056
				7,611,932
France (1.1%)
Government (1.1%)
830,000	France Government Bond OAT (EUR)	4.250%	10/25/17	1,288,665
Great Britain (0.4%)
Government (0.4%)
253,000	United Kingdom Gilt (GBP)	5.250%	06/07/12	423,474
Hungary (2.4%)
Government (2.4%)
30,000	Hungary Government International Bond (EUR)	3.500%	07/18/16	40,016
150,000	Hungary Government International Bond (EUR)	3.875%	02/24/20	186,226
175,000	Hungary Government International Bond (EUR)	4.375%	07/04/17	235,430
530,000	Hungary Government International Bond (EUR)	5.750%	06/11/18	763,041
735,000	Hungary Government International Bond (USD)	6.250%	01/29/20	776,160
810,000	Hungary Government International Bond (USD)	6.375%	03/29/21	854,550
				2,855,423
Indonesia (6.7%)
Government (6.7%)
18,680,000,000	Indonesia Treasury Bond (IDR)	9.500%	07/15/23	2,416,635
1,959,000,000	Indonesia Treasury Bond (IDR)	10.000%	09/15/24	260,995
2,155,000,000	Indonesia Treasury Bond (IDR)	10.250%	07/15/22	293,861
17,010,000,000	Indonesia Treasury Bond (IDR)	10.250%	07/15/27	2,273,475
6,128,000,000	Indonesia Treasury Bond (IDR)	11.000%	11/15/20	877,125

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Fair Value(a)
Indonesia—continued
8,576,000,000	Indonesia Treasury Bond (IDR)	12.800%	06/15/21	$1,356,070
3,361,000,000	Indonesia Treasury Bond (IDR)	12.900%	06/15/22	533,686
				8,011,847
Israel (0.0%)
Government (0.0%)
110,000	Israel Government Bond - Shahar (ILS)	5.000%	03/31/13	33,367
Lithuania (2.0%)
Government (2.0%)
100,000	Lithuania Government International Bond - 144A Issue (USD) (d)	6.125%	03/09/21	106,250
1,130,000	Republic of Lithuania - 144A Issue (USD) (d)	6.750%	01/15/15	1,248,650
900,000	Republic of Lithuania - 144A Issue (USD) (d)	7.375%	02/11/20	1,041,750
				2,396,650
Malaysia (1.5%)
Government (1.5%)
3,135,000	Malaysia Government Bond (MYR)	2.509%	08/27/12	1,033,507
90,000	Malaysia Government Bond (MYR)	2.711%	02/14/12	29,830
2,190,000	Malaysia Government Bond (MYR)	3.718%	06/15/12	731,266
				1,794,603
Mexico (6.9%)
Government (6.9%)
5,000,000	Mexican Bonos (MXN)	7.750%	12/14/17	455,440
39,430,000	Mexican Bonos (MXN)	8.000%	12/19/13	3,559,607
26,500,000	Mexican Bonos (MXN)	8.000%	12/17/15	2,423,161
2,400,000	Mexican Bonos (MXN)	9.000%	12/20/12	216,069
17,600,000	Mexican Bonos (MXN)	9.000%	06/20/13	1,605,077
				8,259,354
Netherlands (1.6%)
Government (1.6%)
1,180,000	Netherlands Government Bond (EUR)	4.500%	07/15/17	1,868,200
Philippines (0.2%)
Government (0.2%)
440,000	Philippine Government Bond (PHP)	5.250%	01/07/13	10,410
4,080,000	Philippine Government Bond (PHP)	5.750%	02/21/12	95,726
3,100,000	Philippine Government Bond (PHP)	8.750%	03/03/13	77,391
				183,527
Poland (7.8%)
Government (7.8%)
40,000	Poland Government Bond (PLN) (e)	4.863%	07/25/12	13,876
312,000	Poland Government Bond (PLN) (e)	4.786%	07/25/13	103,079
2,965,000	Poland Government Bond (PLN) (e)	4.617%	01/25/13	1,003,660
890,000	Poland Government Bond (PLN) (e)	4.647%	10/25/12	305,013
6,783,000	Poland Government Bond (PLN)	4.750%	04/25/12	2,471,186
320,000	Poland Government Bond (PLN)	5.000%	10/24/13	116,881

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Fair Value(a)
Poland—continued
235,000	Poland Government Bond (PLN)	5.250%	04/25/13	$86,230
1,740,000	Poland Government Bond (PLN)	5.750%	04/25/14	647,659
5,900,000	Poland Government Bond (PLN)	5.750%	09/23/22	2,115,455
1,440,000	Poland Government Bond (PLN)	6.250%	10/24/15	544,761
1,700,000	Poland Government International Bond (USD)	6.375%	07/15/19	1,942,250
				9,350,050
Qatar (0.7%)
Government (0.7%)
770,000	Qatar Government International Bond – 144A Issue (USD) (d)	6.550%	04/09/19	896,088
Russia (3.0%)
Government (3.0%)
3,079,400	Russian Foreign Bond - 144A Issue (USD) (d) (g)	7.500%	03/31/30	3,633,692
South Africa (2.0%)
Government (2.0%)
560,000	South Africa Government International Bond (USD)	5.500%	03/09/20	611,800
1,475,000	South Africa Government International Bond (USD)	6.875%	05/27/19	1,758,937
				2,370,737
South Korea (11.2%)
Government (11.2%)
1,004,470,000	Korea Treasury Bond (KRW)	3.000%	12/10/13	924,643
1,575,000,000	Korea Treasury Bond (KRW)	3.750%	06/10/13	1,476,983
2,580,800,000	Korea Treasury Bond (KRW)	4.000%	06/10/12	2,425,609
125,000,000	Korea Treasury Bond (KRW)	4.250%	12/10/12	118,026
2,230,000,000	Korea Treasury Bond (KRW)	4.750%	12/10/11	2,101,428
4,180,000,000	Korea Treasury Bond (KRW)	5.250%	09/10/12	3,986,580
272,670,000	Korea Treasury Bond (KRW)	5.250%	03/10/13	261,511
1,760,000	Republic of Korea (USD)	7.125%	04/16/19	2,112,910
				13,407,690
Sri Lanka (1.7%)
Government (1.7%)
60,000	Sri Lanka Government Bonds (LKR) (f)	6.500%	07/15/15	508
140,000	Sri Lanka Government Bonds (LKR) (f)	7.000%	03/01/14	1,249
82,800,000	Sri Lanka Government Bonds (LKR) (f)	11.000%	08/01/15	817,013
120,750,000	Sri Lanka Government Bonds (LKR) (f)	11.000%	09/01/15	1,192,646
4,370,000	Sri Lanka Government Bonds (LKR) (f)	12.000%	07/15/11	39,965
				2,051,381
Supra-National (0.6%)
Government (0.6%)
640,000	Corp. Andina de Fomento (USD)	8.125%	06/04/19	780,646

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Fair Value(a)
Sweden (2.5%)
Government (2.5%)
700,000	Kommuninvest I Sverige (SEK)	1.750%	10/08/12	$109,608
17,115,000	Sweden Government Bond (SEK)	5.500%	10/08/12	2,824,685
				2,934,293
Ukraine (0.4%)
Government (0.4%)
410,000	Ukraine Government International Bond - 144A Issue (USD) (d)	7.950%	02/23/21	427,425
United Arab Emirates (0.7%)
Government (0.7%)
760,000	Emirate of Abu Dhabi - 144A Issue (USD) (d)	6.750%	04/08/19	898,700
United States (2.5%)
Government (2.5%)
$15,000	Alabama State University (USD)	5.000%	09/01/29	15,600
50,000	City of Philadelphia (USD)	5.000%	08/01/24	50,561
50,000	County of Bexar (USD)	5.250%	08/15/47	52,350
75,000	Illinois Municipal Electric Agency (USD)	5.000%	02/01/35	74,484
100,000	North Carolina Eastern Municipal Power Agency (USD)	5.250%	01/01/19	111,302
85,000	State of California (USD)	5.000%	04/01/38	81,604
200,000	State of California (USD)	5.125%	04/01/33	200,378
1,550,000	State of California (USD)	6.000%	04/01/38	1,645,232
275,000	State of California (USD)	7.625%	03/01/40	316,583
230,000	State of California (USD)	7.500%	04/01/34	260,130
120,000	Tarrant County Cultural Education Facilities Finance Corp. (USD)	6.250%	07/01/28	132,180
				2,940,404
Venezuela (0.7%)
Energy (0.0%)
25,000	Petroleos de Venezuela SA (USD) (e)	13.962%	07/10/11	24,988
Government (0.7%)
780,000	Venezuela Government International Bond (USD)	10.750%	09/19/13	776,100
Vietnam (0.8%)
Government (0.8%)
880,000	Socialist Republic of Vietnam - 144A Issue (USD) (d)	6.750%	01/29/20	915,200
	Total long-term debt securities (cost: $78,088,692)			89,216,908
Short-Term Securities (23.6%)
Egypt (3.9%)
22,200,000	Egypt Treasury Bills (EGP) (e)	10.093%	08/09/11	3,673,777
250,000	Egypt Treasury Bills (EGP) (e)	10.132%	07/12/11	41,803
1,500,000	Egypt Treasury Bills (EGP) (e)	10.292%	11/08/11	240,814
225,000	Egypt Treasury Bills (EGP) (e)	10.400%	09/20/11	36,744
925,000	Egypt Treasury Bills (EGP) (e)	10.405%	01/17/12	144,783

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Fair Value(a)
Egypt—continued
1,000,000	Egypt Treasury Bills (EGP) (e)	10.488%	12/06/11	$158,884
1,450,000	Egypt Treasury Bills (EGP) (e)	10.605%	01/17/12	226,957
850,000	Egypt Treasury Bills (EGP) (e) (f)	11.911%	08/16/11	140,250
				4,664,012
Great Britain (4.4%)
982,000	United Kingdom Gilt (GBP)	3.250%	12/07/11	1,595,156
497,000	United Kingdom Gilt (GBP)	5.000%	03/07/12	821,740
230,000	United Kingdom Gilt (GBP)	9.000%	07/12/11	370,220
247,000	United Kingdom Treasury Bill (GBP) (e) (f)	0.583%	08/01/11	396,367
1,170,000	United Kingdom Treasury Bill (GBP) (e) (f)	0.603%	07/25/11	1,877,693
128,000	United Kingdom Treasury Bill (GBP) (e) (f)	0.639%	08/08/11	205,384
				5,266,560
Israel (2.3%)
1,200,000	Israel Government Bond - Makam (ILS)	4.000%	03/30/12	357,478
2,457,000	Israel Treasury Bill - Makam (ILS) (e)	2.117%	07/06/11	721,755
962,000	Israel Treasury Bill - Makam (ILS) (e) (f)	2.176%	08/03/11	281,894
40,000	Israel Treasury Bill - Makam (ILS) (e) (f)	2.205%	09/07/11	11,685
1,195,000	Israel Treasury Bill - Makam (ILS) (e) (f)	2.318%	10/05/11	348,171
1,420,000	Israel Treasury Bill - Makam (ILS) (e)	3.140%	04/04/12	406,782
1,620,000	Israel Treasury Bill - Makam (ILS) (e)	3.264%	05/02/12	462,503
180,000	Israel Treasury Bill - Makam (ILS) (e)	3.284%	02/01/12	51,855
100,000	Israel Treasury Bill - Makam (ILS) (e)	3.297%	02/29/12	28,729
				2,670,852
Malaysia (3.0%)
530,000	Bank Negara Malaysia Monetary Notes (MYR)	2.750%	02/21/12	172,320
1,825,000	Bank Negara Malaysia Monetary Notes (MYR)	2.750%	12/01/11	597,206
510,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.750%	08/23/11	168,104
265,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.750%	09/15/11	87,227
880,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.750%	10/04/11	289,243
2,630,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.750%	02/09/12	855,912
2,620,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.771%	12/15/11	856,419
535,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.787%	03/29/12	173,434
310,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.792%	08/25/11	102,204
250,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.813%	10/13/11	82,204
160,000	Malaysia Treasury Bill (MYR) (e)	2.750%	09/06/11	52,702
160,000	Malaysia Treasury Bill (MYR) (e)	2.750%	02/24/12	52,009
110,000	Malaysia Treasury Bill (MYR) (e)	2.780%	09/30/11	36,166
50,000	Malaysia Treasury Bill (MYR) (e)	2.800%	03/23/12	16,216
				3,541,366

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Fair Value(a)
Norway (3.6%)
5,210,000	Norway Treasury Bill (NOK) (e)	2.450%	12/21/11	$959,861
18,380,000	Norway Treasury Bill (NOK) (e)	2.544%	03/21/12	3,367,386
				4,327,247
Philippines (0.1%)
870,000	Philippine Treasury Bills (PHP) (e)	1.913%	11/29/11	19,796
1,260,000	Philippine Treasury Bills (PHP) (e)	1.933%	11/16/11	28,772
690,000	Philippine Treasury Bills (PHP) (e)	2.378%	08/10/11	15,871
320,000	Philippine Treasury Bills (PHP) (e) (f)	2.499%	02/22/12	7,250
50,000	Philippine Treasury Bills (PHP) (e)	2.543%	10/19/11	1,149
940,000	Philippine Treasury Bills (PHP) (e)	2.619%	02/08/12	21,312
				94,150
Poland (0.1%)
415,000	Poland Government Bond (PLN) (e)	4.440%	01/25/12	147,237
Sri Lanka (0.0%)
140,000	Sri Lanka Treasury Bills (LKR) (e) (f)	8.959%	07/08/11	1,277
Sweden (1.9%)
13,810,000	Sweden Treasury Bill (SEK) (e) (f)	1.937%	09/21/11	2,178,439
480,000	Sweden Treasury Bill (SEK) (e) (f)	2.048%	12/21/11	75,385
				2,253,824
United States (1.0%)
$1,220,000	Federal Home Loan Bank (USD) (e)	0.001%	07/01/11	1,220,000

Shares
Investment Company (3.3%)
United States (3.3%)
3,962,971	Dreyfus Treasury Cash Management Fund, current rate 0.010%	3,962,971
	Total short-term securities (cost: $28,235,712)	28,149,496
	Total investments in securities (cost: $ 106,324,404) (h)	$117,366,404
	Cash and other assets in excess of liabilities (1.7%)	2,089,908
	Total net assets (100.0%)	$119,456,312

Forward Foreign Currency Contracts

On June 30, 2011, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation	Counterparty
07/11/11	117,814	USD	5,714,000	INR	$9,902	$–	Deutsche Bank AG
07/12/11	316,032	USD	1,023,565	MYR	22,775	–	Deutsche Bank AG

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation	Counterparty
07/12/11	117,845	USD	5,719,000	INR	$9,963	$–	JPMorgan Chase (Singapore)
07/12/11	71,543	USD	3,472,000	INR	6,048	–	JPMorgan Chase (Singapore)
07/12/11	59,710	USD	2,887,000	INR	4,808	–	Deutsche Bank AG
07/13/11	358,633	USD	1,160,000	MYR	25,306	–	Deutsche Bank AG
07/18/11	197,165	EUR	813,000	MYR	–	16,765	Deutsche Bank AG
07/18/11	71,594	USD	232,000	MYR	5,165	–	Deutsche Bank AG
07/18/11	25,378	USD	1,225,000	INR	1,971	–	Citibank NA
07/20/11	218,810	EUR	918,000	MYR	–	13,423	Deutsche Bank AG
07/20/11	112,550	USD	366,000	MYR	8,527	–	Deutsche Bank AG
07/20/11	25,336	USD	1,225,000	INR	2,004	–	JPMorgan Chase (Singapore)
07/25/11	281,209	EUR	1,180,000	MYR	–	17,268	Deutsche Bank AG
07/25/11	136,818	USD	445,000	MYR	10,337	–	Deutsche Bank AG
07/27/11	4,014,984	USD	13,031,032	MYR	293,553	–	JPMorgan Chase (Singapore)
07/27/11	282,425	EUR	1,180,000	MYR	–	19,066	JPMorgan Chase (Singapore)
08/11/11	81,814	USD	92,000,000	KRW	4,369	–	Deutsche Bank AG
08/12/11	882,715	EUR	3,590,000	PLN	24,244	–	Deutsche Bank AG
08/15/11	48,125	USD	60,964	NZD	2,085	–	HSBC Bank PLC
08/15/11	60,964	NZD	45,888	USD	–	4,322	HSBC Bank PLC
08/16/11	1,093,013	USD	1,228,000,000	KRW	57,088	–	HSBC Bank PLC
08/16/11	94,314	USD	106,000,000	KRW	4,961	–	JPMorgan Chase (Singapore)
08/18/11	23,117,000	JPY	270,627	USD	–	15,688	JPMorgan Chase (Singapore)
08/18/11	28,340,000	JPY	333,510	USD	–	17,496	Deutsche Bank AG
08/18/11	46,522,000	JPY	547,466	USD	–	28,733	UBS AG
08/19/11	23,010,000	JPY	270,747	USD	–	14,245	HSBC Bank PLC
08/22/11	18,200,000	JPY	214,259	USD	–	11,162	Morgan Stanley and Co., Inc.
08/22/11	23,068,000	JPY	271,561	USD	–	14,153	Barclays Bank PLC
08/22/11	23,098,000	JPY	272,254	USD	–	13,832	Deutsche Bank AG
08/22/11	380,000	EUR	489,334	USD	–	60,852	UBS AG
08/23/11	22,797,000	JPY	269,271	USD	–	13,088	Deutsche Bank AG
08/23/11	381,000	EUR	489,821	USD	–	61,796	UBS AG
08/23/11	45,752,000	JPY	538,259	USD	–	28,416	Credit Suisse AG (London)
08/23/11	46,090,000	JPY	543,495	USD	–	27,366	Citibank NA
08/24/11	181,329	USD	8,758,000	INR	12,895	–	HSBC Bank PLC
08/24/11	156,883	USD	7,590,000	INR	11,438	–	Deutsche Bank AG
08/24/11	45,839,000	JPY	541,602	USD	–	26,153	Barclays Bank PLC
08/24/11	45,992,000	JPY	542,039	USD	–	27,611	JPMorgan Chase (Singapore)
08/25/11	404,588	EUR	3,820,973	SEK	18,032	–	Deutsche Bank AG
08/25/11	197,018	EUR	1,585,600	NOK	9,350	–	Deutsche Bank AG
08/25/11	9,516,000	JPY	112,035	USD	–	5,830	Deutsche Bank AG
08/25/11	114,000	EUR	144,267	USD	–	20,774	Barclays Bank PLC
08/25/11	18,925,000	JPY	223,014	USD	–	11,389	Barclays Bank PLC

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation	Counterparty
08/25/11	28,956,000	JPY	341,241	USD	$–	$17,405	Deutsche Bank AG
08/25/11	378,000	EUR	478,359	USD	–	68,883	Barclays Bank PLC
08/26/11	774,000	JPY	9,140	USD	–	446	JPMorgan Chase (Singapore)
08/26/11	5,858,000	JPY	69,211	USD	–	3,346	JPMorgan Chase (Singapore)
08/26/11	7,784,000	JPY	91,944	USD	–	4,468	JPMorgan Chase (Singapore)
08/26/11	9,436,000	JPY	112,880	USD	–	3,994	HSBC Bank PLC
08/26/11	19,031,000	JPY	224,714	USD	–	11,004	JPMorgan Chase (Singapore)
08/26/11	19,137,000	JPY	228,930	USD	–	8,100	HSBC Bank PLC
08/26/11	22,609,000	JPY	270,464	USD	–	9,570	HSBC Bank PLC
08/26/11	24,053,000	JPY	286,540	USD	–	11,380	UBS AG
08/26/11	28,386,000	JPY	339,573	USD	–	12,015	HSBC Bank PLC
08/26/11	28,503,000	JPY	339,552	USD	–	13,485	UBS AG
08/26/11	33,934,000	JPY	405,942	USD	–	14,364	HSBC Bank PLC
08/26/11	34,051,000	JPY	407,341	USD	–	14,413	HSBC Bank PLC
08/26/11	743,770	EUR	941,181	USD	–	135,566	UBS AG
08/29/11	327,271	EUR	413,180	USD	–	60,566	JPMorgan Chase (Singapore)
08/30/11	54,600,000	JPY	648,502	USD	–	27,784	Barclays Bank PLC
09/01/11	110,273	USD	5,367,000	INR	8,558	–	Deutsche Bank AG
09/01/11	22,848,000	JPY	269,307	USD	–	13,695	JPMorgan Chase (Singapore)
09/30/11	57,541	USD	2,600,000	PHP	2,011	–	HSBC Bank PLC
09/30/11	9,763,000	JPY	116,545	USD	–	4,404	JPMorgan Chase (Singapore)
10/03/11	46,473	USD	2,100,000	PHP	1,613	–	HSBC Bank PLC
10/04/11	252,934	USD	11,381,000	PHP	7,645	–	Deutsche Bank AG
10/04/11	202,570	USD	9,129,000	PHP	6,447	–	HSBC Bank PLC
10/05/11	304,102	USD	13,611,000	PHP	7,505	–	HSBC Bank PLC
10/05/11	303,843	USD	13,607,000	PHP	7,673	–	Deutsche Bank AG
10/06/11	80,310	USD	3,595,000	PHP	1,988	–	JPMorgan Chase (Singapore)
10/07/11	251,090	USD	11,170,000	PHP	4,601	–	Deutsche Bank AG
10/11/11	201,921	USD	8,955,000	PHP	3,015	–	HSBC Bank PLC
10/11/11	201,879	USD	8,939,000	PHP	2,691	–	Deutsche Bank AG
10/11/11	101,090	USD	4,471,000	PHP	1,229	–	Citibank NA
10/11/11	100,679	USD	4,460,000	PHP	1,388	–	JPMorgan Chase (Singapore)
10/12/11	326,474	USD	1,023,987	MYR	10,234	–	Deutsche Bank AG
10/12/11	60,409	USD	2,662,000	PHP	507	–	Deutsche Bank AG
10/13/11	252,804	USD	11,203,000	PHP	3,545	–	JPMorgan Chase (Singapore)
10/13/11	140,865	USD	441,908	MYR	4,433	–	Deutsche Bank AG
10/13/11	99,966	USD	4,438,000	PHP	1,585	–	HSBC Bank PLC
10/17/11	109,916	USD	4,825,000	PHP	462	–	JPMorgan Chase (Singapore)
10/17/11	33,100	USD	1,453,000	PHP	139	–	JPMorgan Chase (Singapore)

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation	Counterparty
10/17/11	300,000	EUR	417,060	USD	$–	$16,594	HSBC Bank PLC
10/18/11	156,256	EUR	1,279,000	NOK	10,898	–	Barclays Bank PLC
10/18/11	300,000	EUR	420,810	USD	–	12,830	HSBC Bank PLC
10/19/11	156,231	EUR	1,284,000	NOK	11,850	–	Barclays Bank PLC
10/19/11	200,716	USD	8,856,000	PHP	1,851	–	HSBC Bank PLC
10/19/11	55,200	USD	2,431,000	PHP	406	–	Deutsche Bank AG
10/19/11	404,000	EUR	564,226	USD	–	19,724	HSBC Bank PLC
10/21/11	218,953	USD	9,718,000	PHP	3,303	–	Deutsche Bank AG
10/21/11	109,979	USD	4,880,000	PHP	1,629	–	JPMorgan Chase (Singapore)
10/26/11	215,094	USD	9,488,000	PHP	1,833	–	Deutsche Bank AG
10/26/11	200,489	USD	8,856,000	PHP	1,988	–	HSBC Bank PLC
10/26/11	107,637	USD	4,747,000	PHP	895	–	JPMorgan Chase (Singapore)
10/26/11	88,139	USD	4,087,000	INR	1,483	–	HSBC Bank PLC
10/26/11	85,963	USD	3,993,000	INR	1,597	–	Deutsche Bank AG
10/27/11	312,523	EUR	2,563,000	NOK	22,541	–	Barclays Bank PLC
10/27/11	181,411	USD	8,432,000	INR	3,458	–	Deutsche Bank AG
10/27/11	131,668	USD	6,087,000	INR	1,788	–	HSBC Bank PLC
10/27/11	39,854	USD	1,750,000	PHP	154	–	HSBC Bank PLC
10/28/11	86,679	USD	3,808,000	PHP	373	–	Deutsche Bank AG
10/28/11	79,481	USD	3,490,000	PHP	302	–	Deutsche Bank AG
10/28/11	26,424	USD	1,160,000	PHP	94	–	HSBC Bank PLC
10/31/11	51,626	USD	2,270,000	PHP	257	–	HSBC Bank PLC
11/04/11	26,499	USD	1,140,000	PHP	–	449	Deutsche Bank AG
11/07/11	294,836	EUR	2,447,400	NOK	26,521	–	UBS AG
11/08/11	13,826,020	JPY	171,032	USD	–	327	Citibank NA
11/10/11	13,582,000	JPY	168,032	USD	–	306	Barclays Bank PLC
11/14/11	39,487	USD	1,700,000	PHP	–	666	Deutsche Bank AG
11/14/11	13,769,800	JPY	171,678	USD	1,005	–	UBS AG
11/14/11	19,766,000	JPY	246,459	USD	1,463	–	Barclays Bank PLC
11/16/11	22,904,000	JPY	279,897	USD	–	4,000	JPMorgan Chase (Singapore)
11/16/11	45,867,000	JPY	560,319	USD	–	8,206	Deutsche Bank AG
11/17/11	11,041,000	JPY	134,232	USD	–	2,624	Barclays Bank PLC
11/17/11	11,968,000	JPY	144,786	USD	–	3,560	HSBC Bank PLC
11/17/11	18,297,000	JPY	222,213	USD	–	4,583	UBS AG
11/17/11	45,733,000	JPY	556,004	USD	–	10,867	Barclays Bank PLC
11/21/11	63,773,000	JPY	769,091	USD	–	21,428	Barclays Bank PLC
11/25/11	86,201	EUR	715,340	NOK	7,624	–	Morgan Stanley and Co., Inc.
11/28/11	491,853	EUR	4,060,000	NOK	39,415	–	UBS AG
11/28/11	132,301	EUR	1,100,000	NOK	12,065	–	Morgan Stanley and Co., Inc.
11/28/11	26,445	EUR	220,000	NOK	2,434	–	UBS AG
11/28/11	49,458,000	JPY	597,319	USD	–	15,804	Banc of America NA
11/29/11	17,886,000	JPY	216,119	USD	–	5,614	Citibank NA
11/29/11	72,061,000	JPY	870,197	USD	–	23,142	Barclays Bank PLC
12/01/11	158,788	EUR	1,310,000	NOK	12,565	–	UBS AG
12/01/11	44,347,000	JPY	529,896	USD	–	19,886	Deutsche Bank AG
12/02/11	100,000	EUR	130,125	USD	–	14,217	Deutsche Bank AG

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation	Counterparty
12/06/11	202,851	EUR	265,796	USD	$–	$26,967	HSBC Bank PLC
12/12/11	89,000	EUR	117,605	USD	–	10,819	Barclays Bank PLC
12/16/11	417,945	USD	1,323,172	MYR	15,200	–	JPMorgan Chase (Singapore)
12/19/11	616,157	EUR	820,869	USD	–	68,030	UBS AG
01/05/12	3,466,248	EUR	31,461,400	SEK	–	64,824	Deutsche Bank AG
01/09/12	2,105,272	USD	7,507,400	ILS	80,603	–	Deutsche Bank AG
01/10/12	329,362	USD	1,023,987	MYR	5,284	–	HSBC Bank PLC
01/10/12	9,950,000	JPY	120,333	USD	–	3,079	UBS AG
01/10/12	9,980,000	JPY	120,753	USD	–	3,031	Citibank NA
01/10/12	19,970,000	JPY	241,475	USD	–	6,217	Barclays Bank PLC
01/11/12	482,000	EUR	624,619	USD	–	70,226	Deutsche Bank AG
01/11/12	2,481,000	EUR	3,211,468	USD	–	365,110	UBS AG
01/12/12	10,020,000	JPY	121,189	USD	–	3,095	Deutsche Bank AG
01/12/12	10,030,000	JPY	121,554	USD	–	2,854	HSBC Bank PLC
01/13/12	491,425	USD	21,635,000	PHP	848	–	JPMorgan Chase (Singapore)
01/13/12	201,005	USD	102,000,000	CLP	11,903	–	Morgan Stanley and Co., Inc.
01/13/12	141,863	EUR	183,464	USD	–	21,030	JPMorgan Chase (Singapore)
01/13/12	20,250,000	JPY	245,264	USD	–	5,911	UBS AG
01/13/12	204,914	EUR	264,855	USD	–	30,526	Citibank NA
01/13/12	25,460,000	JPY	308,232	USD	–	7,566	Barclays Bank PLC
01/13/12	25,660,000	JPY	310,891	USD	–	7,388	HSBC Bank PLC
01/13/12	252,202	EUR	326,097	USD	–	37,450	Barclays Bank PLC
01/13/12	472,878	EUR	611,526	USD	–	70,123	UBS AG
01/17/12	78,894	USD	3,470,000	PHP	48	–	HSBC Bank PLC
01/18/12	151,083	USD	6,730,000	PHP	2,017	–	HSBC Bank PLC
01/18/12	86,141	USD	3,838,000	PHP	1,170	–	Deutsche Bank AG
01/18/12	459,600	EUR	609,340	USD	–	53,057	Deutsche Bank AG
01/19/12	213,071	USD	9,585,000	PHP	4,969	–	JPMorgan Chase (Singapore)
01/19/12	54,087	USD	2,402,000	PHP	554	–	Deutsche Bank AG
01/19/12	204,914	EUR	273,089	USD	–	22,233	Barclays Bank PLC
01/24/12	76,072	USD	48,012	GBP	817	–	Barclays Bank PLC
01/24/12	75,785	USD	47,877	GBP	887	–	Deutsche Bank AG
01/24/12	50,523	USD	31,971	GBP	677	–	Citibank NA
01/25/12	362,540	EUR	488,592	USD	–	33,795	UBS AG
01/26/12	196,669	USD	8,856,000	PHP	4,731	–	HSBC Bank PLC
01/26/12	39,944	USD	25,104	GBP	258	–	Deutsche Bank AG
01/26/12	15,050,000	JPY	183,094	USD	–	3,613	Deutsche Bank AG
01/26/12	35,153,538	JPY	428,346	USD	–	7,761	Deutsche Bank AG
01/26/12	52,800,000	JPY	642,297	USD	–	12,730	UBS AG
01/26/12	60,350,000	JPY	733,649	USD	–	15,041	Barclays Bank PLC
01/27/12	338,618	USD	171,290,000	CLP	18,359	–	Deutsche Bank AG
01/27/12	50,039	USD	31,815	GBP	909	–	Barclays Bank PLC
01/27/12	29,848	USD	18,960	GBP	515	–	Morgan Stanley and Co., Inc.
01/27/12	10,052	USD	6,318	GBP	66	–	JPMorgan Chase (Singapore)

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation	Counterparty
01/27/12	310,400	EUR	419,701	USD	$–	$27,526	Citibank NA
01/27/12	64,982,551	JPY	792,857	USD	–	13,314	HSBC Bank PLC
01/30/12	785,692	USD	394,260,000	CLP	35,690	–	Deutsche Bank AG
01/30/12	102,811	USD	51,930,000	CLP	5,377	–	JPMorgan Chase Bank NA
01/30/12	19,752	USD	12,550	GBP	345	–	JPMorgan Chase Bank NA
01/31/12	5,424,799	USD	6,142,500,000	KRW	299,589	–	JPMorgan Chase (Singapore)
01/31/12	473,738	USD	237,840,000	CLP	21,711	–	Deutsche Bank AG
01/31/12	9,692	USD	6,122	GBP	111	–	Morgan Stanley and Co., Inc.
01/31/12	300,000	EUR	408,000	USD	–	24,185	Deutsche Bank AG
02/01/12	37,204	USD	23,602	GBP	589	–	Morgan Stanley and Co., Inc.
02/01/12	32,425	USD	20,499	GBP	400	–	Citibank NA
02/01/12	4,011	USD	2,544	GBP	63	–	Barclays Bank PLC
02/01/12	302,000	EUR	411,230	USD	–	23,821	UBS AG
02/03/12	195,765	USD	8,700,000	PHP	2,023	–	Deutsche Bank AG
02/03/12	69,693	USD	3,100,000	PHP	784	–	HSBC Bank PLC
02/03/12	56,229	USD	2,500,000	PHP	607	–	HSBC Bank PLC
02/06/12	56,497	USD	2,500,000	PHP	332	–	HSBC Bank PLC
02/06/12	51,977	USD	2,300,000	PHP	305	–	HSBC Bank PLC
02/07/12	256,061	USD	327,000	SGD	10,531	–	Deutsche Bank AG
02/07/12	256,093	USD	327,000	SGD	10,498	–	HSBC Bank PLC
02/07/12	76,577	USD	3,400,000	PHP	708	–	JPMorgan Chase (Singapore)
02/08/12	504,530	EUR	3,998,300	NOK	7,713	–	UBS AG
02/08/12	569,780	USD	585,982	AUD	40,724	–	Morgan Stanley and Co., Inc.
02/08/12	568,099	USD	585,820	AUD	42,236	–	UBS AG
02/08/12	460,818	USD	586,000	SGD	16,930	–	Deutsche Bank AG
02/08/12	51,069	USD	65,000	SGD	1,924	–	Deutsche Bank AG
02/08/12	341,000	EUR	461,867	USD	–	29,250	UBS AG
02/08/12	454,000	EUR	613,313	USD	–	40,550	Citibank NA
02/09/12	1,004,087	EUR	7,984,000	NOK	20,218	–	Deutsche Bank AG
02/09/12	702,604	EUR	5,588,300	NOK	14,431	–	UBS AG
02/09/12	14,749,800	JPY	186,000	AUD	10,743	–	Barclays Bank PLC
02/09/12	14,759,100	JPY	186,000	AUD	10,627	–	Citibank NA
02/09/12	14,764,308	JPY	186,000	AUD	10,563	–	Deutsche Bank AG
02/09/12	82,485	EUR	328,000	PLN	–	1,759	Deutsche Bank AG
02/09/12	70,879	USD	90,290	SGD	2,732	–	Barclays Bank PLC
02/09/12	52,000	EUR	70,036	USD	–	4,854	Deutsche Bank AG
02/09/12	158,000	EUR	212,478	USD	–	15,070	HSBC Bank PLC
02/09/12	211,000	EUR	284,428	USD	–	19,450	Barclays Bank PLC
02/10/12	82,435	EUR	328,000	PLN	–	1,694	Barclays Bank PLC
02/10/12	105,242	USD	51,800,000	CLP	2,543	–	Deutsche Bank AG
02/10/12	14,652,000	JPY	179,311	USD	–	2,495	Morgan Stanley and Co., Inc.
02/10/12	178,000	EUR	241,368	USD	–	14,975	Barclays Bank PLC
02/10/12	22,910,000	JPY	279,868	USD	–	4,404	HSBC Bank PLC

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation	Counterparty
02/13/12	252,461	USD	321,500	SGD	$9,656	$–	HSBC Bank PLC
02/13/12	165,299	USD	81,360,000	CLP	3,937	–	Deutsche Bank AG
02/13/12	104,911	USD	51,700,000	CLP	2,630	–	Barclays Bank PLC
02/13/12	160,000	EUR	217,243	USD	–	13,155	UBS AG
02/14/12	625,047	USD	1,927,206	MYR	3,475	–	Deutsche Bank AG
02/14/12	211,056	USD	132,458	GBP	1,007	–	Barclays Bank PLC
02/14/12	181,787	USD	231,500	SGD	6,955	–	HSBC Bank PLC
02/14/12	184,737	USD	89,810,000	CLP	2,054	–	Morgan Stanley and Co., Inc.
02/14/12	81,686	EUR	328,000	PLN	–	640	Deutsche Bank AG
02/14/12	104,201	USD	51,100,000	CLP	2,080	–	Deutsche Bank AG
02/15/12	6,828,270	JPY	83,120	USD	–	1,613	Deutsche Bank AG
02/15/12	8,030,000	JPY	97,831	USD	–	1,813	JPMorgan Chase (Singapore)
02/16/12	168,812	USD	81,300,000	CLP	242	–	Morgan Stanley and Co., Inc.
02/16/12	168,862	USD	81,290,000	CLP	172	–	Morgan Stanley and Co., Inc.
02/16/12	206,000	EUR	275,546	USD	–	21,061	JPMorgan Chase (Singapore)
02/16/12	206,000	EUR	275,663	USD	–	20,944	UBS AG
02/17/12	301,141	USD	385,000	SGD	12,755	–	Deutsche Bank AG
02/17/12	300,368	USD	384,000	SGD	12,713	–	HSBC Bank PLC
02/17/12	200,368	USD	256,000	SGD	8,353	–	Barclays Bank PLC
02/17/12	156,674	USD	485,000	MYR	1,471	–	HSBC Bank PLC
02/17/12	210,000	EUR	281,782	USD	–	20,574	Deutsche Bank AG
02/21/12	170,658	USD	82,530,000	CLP	858	–	Deutsche Bank AG
02/21/12	99,153	USD	48,300,000	CLP	1,225	–	JPMorgan Chase Bank NA
02/21/12	210,000	EUR	281,150	USD	–	21,165	UBS AG
02/22/12	170,213	USD	82,000,000	CLP	182	–	JPMorgan Chase Bank NA
02/22/12	19,720,000	JPY	237,977	USD	–	6,751	HSBC Bank PLC
02/23/12	186,947	USD	90,490,000	CLP	1,069	–	Deutsche Bank AG
02/23/12	19,700,000	JPY	237,621	USD	–	6,862	JPMorgan Chase (Singapore)
02/24/12	392,718	USD	502,000	SGD	16,588	–	Deutsche Bank AG
02/27/12	362,061	USD	175,690,000	CLP	2,817	–	Citibank NA
02/27/12	245,471	USD	313,000	SGD	9,739	–	Deutsche Bank AG
02/27/12	212,604	USD	103,150,000	CLP	1,621	–	Morgan Stanley and Co., Inc.
02/27/12	204,931	USD	100,320,000	CLP	3,416	–	Deutsche Bank AG
02/27/12	74,684	USD	36,150,000	CLP	393	–	Deutsche Bank AG
02/27/12	42,000	EUR	57,228	USD	–	3,223	Deutsche Bank AG
02/28/12	203,020	USD	99,500,000	CLP	3,601	–	Morgan Stanley and Co., Inc.
02/28/12	60,762	USD	29,500,000	CLP	497	–	JPMorgan Chase Bank NA
02/29/12	245,159	USD	313,000	SGD	10,053	–	Deutsche Bank AG
02/29/12	186,596	USD	91,600,000	CLP	3,599	–	Barclays Bank PLC
02/29/12	74,684	USD	36,150,000	CLP	377	–	Deutsche Bank AG

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation	Counterparty
02/29/12	24,320	EUR	33,233	USD	$–	$1,768	Deutsche Bank AG
03/01/12	191,173	USD	93,885,000	CLP	3,745	–	Deutsche Bank AG
03/01/12	93,369	USD	45,900,000	CLP	1,926	–	Barclays Bank PLC
03/01/12	12,300	EUR	16,770	USD	–	931	Deutsche Bank AG
03/01/12	20,800,000	JPY	255,906	USD	–	2,253	JPMorgan Chase (Singapore)
03/01/12	20,800,000	JPY	256,000	USD	–	2,158	HSBC Bank PLC
03/01/12	23,200,000	JPY	285,384	USD	–	2,562	UBS AG
03/02/12	191,173	USD	93,885,000	CLP	3,723	–	Deutsche Bank AG
03/05/12	208,068	USD	102,120,000	CLP	3,851	–	Deutsche Bank AG
03/05/12	13,000	EUR	17,767	USD	–	939	Deutsche Bank AG
03/07/12	206,238	USD	101,500,000	CLP	4,348	–	Deutsche Bank AG
03/08/12	104,000	EUR	143,728	USD	–	5,910	HSBC Bank PLC
03/08/12	294,000	EUR	406,734	USD	–	16,280	Morgan Stanley and Co., Inc.
03/08/12	390,000	EUR	539,585	USD	–	21,556	UBS AG
03/09/12	202,170	USD	98,760,000	CLP	2,685	–	Deutsche Bank AG
03/12/12	89,671	USD	44,100,000	CLP	1,774	–	Morgan Stanley and Co., Inc.
03/15/12	206,728	USD	101,400,000	CLP	3,463	–	Deutsche Bank AG
03/15/12	200,897	USD	98,520,000	CLP	3,323	–	Deutsche Bank AG
03/19/12	458,988	USD	587,000	SGD	19,695	–	JPMorgan Chase (Singapore)
03/19/12	423,935	USD	451,000	AUD	43,591	–	Citibank NA
03/19/12	366,783	USD	468,000	SGD	14,859	–	HSBC Bank PLC
03/19/12	321,165	USD	409,700	SGD	12,935	–	Deutsche Bank AG
03/19/12	12,600,000	JPY	156,787	USD	366	–	Morgan Stanley and Co., Inc.
03/19/12	17,050,000	JPY	212,236	USD	571	–	UBS AG
03/19/12	21,026,000	JPY	261,709	USD	685	–	Citibank NA
03/21/12	344,099	USD	441,100	SGD	15,611	–	Deutsche Bank AG
03/21/12	274,903	USD	352,000	SGD	12,147	–	HSBC Bank PLC
03/21/12	207,081	USD	220,891	AUD	21,847	–	Deutsche Bank AG
03/21/12	97,742	USD	48,700,000	CLP	3,140	–	JPMorgan Chase Bank NA
03/22/12	13,579	USD	14,500	AUD	1,447	–	Deutsche Bank AG
03/23/12	13,332,130	JPY	165,057	USD	–	462	UBS AG
03/26/12	142,000	EUR	198,745	USD	–	5,445	Deutsche Bank AG
03/29/12	239,454	USD	150,311	GBP	1,041	–	Deutsche Bank AG
03/29/12	239,454	USD	150,291	GBP	1,010	–	Morgan Stanley and Co., Inc.
03/30/12	854,912	USD	3,060,244	ILS	33,469	–	Morgan Stanley and Co., Inc.
03/30/12	478,908	USD	301,496	GBP	3,475	–	Barclays Bank PLC
03/30/12	192,987	USD	96,320,000	CLP	6,339	–	Deutsche Bank AG
04/02/12	287,345	USD	180,800	GBP	1,916	–	Credit Suisse AG (London)
04/02/12	204,239	USD	102,330,000	CLP	7,454	–	Deutsche Bank AG
04/04/12	195,000	EUR	273,926	USD	–	6,390	Deutsche Bank AG
04/05/12	131,000	EUR	183,353	USD	–	4,956	Deutsche Bank AG
04/10/12	301,000	EUR	422,649	USD	–	9,955	UBS AG

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation	Counterparty
04/10/12	502,000	EUR	707,017	USD	$–	$14,470	Deutsche Bank AG
04/10/12	602,000	EUR	845,822	USD	–	19,387	HSBC Bank PLC
04/11/12	217,780	USD	10,203,000	INR	391	–	Deutsche Bank AG
04/12/12	244,000	EUR	347,840	USD	–	2,818	UBS AG
04/13/12	468,723	USD	21,880,000	INR	–	971	Deutsche Bank AG
04/16/12	314,017	USD	14,696,000	INR	44	–	JPMorgan Chase (Singapore)
04/16/12	168,979	USD	83,180,000	CLP	2,860	–	Morgan Stanley and Co., Inc.
04/16/12	381,000	EUR	546,003	USD	–	1,467	HSBC Bank PLC
04/18/12	306,415	USD	14,426,000	INR	1,805	–	JPMorgan Chase (Singapore)
04/19/12	152,929	USD	7,206,000	INR	1,013	–	JPMorgan Chase (Singapore)
04/19/12	131,647	USD	402,984	MYR	–	741	JPMorgan Chase (Singapore)
04/19/12	107,093	USD	5,058,000	INR	961	–	Deutsche Bank AG
04/20/12	150,566	USD	74,530,000	CLP	3,345	–	Morgan Stanley and Co., Inc.
04/20/12	12,300,000	JPY	149,841	USD	–	2,930	Citibank NA
04/20/12	12,300,000	JPY	149,753	USD	–	3,018	UBS AG
04/23/12	377,685	USD	1,155,000	MYR	–	2,595	JPMorgan Chase (Singapore)
04/23/12	341,000	EUR	482,123	USD	–	7,753	Deutsche Bank AG
04/26/12	217,605	USD	10,247,000	INR	1,123	–	Deutsche Bank AG
04/27/12	153,828	USD	7,253,000	INR	973	–	JPMorgan Chase (Singapore)
04/27/12	95,768	USD	47,223,000	CLP	1,687	–	JPMorgan Chase Bank NA
04/27/12	31,007	USD	1,462,000	INR	196	–	JPMorgan Chase (Singapore)
04/30/12	156,462	USD	76,119,000	CLP	580	–	Citibank NA
04/30/12	154,140	USD	7,260,000	INR	756	–	JPMorgan Chase (Singapore)
05/07/12	32,000	EUR	47,042	USD	1,093	–	Barclays Bank PLC
05/07/12	32,000	EUR	47,072	USD	1,123	–	Morgan Stanley and Co., Inc.
05/07/12	43,000	EUR	63,038	USD	1,294	–	Credit Suisse AG (London)
05/07/12	51,000	EUR	74,593	USD	1,362	–	Deutsche Bank AG
05/09/12	16,000	EUR	22,950	USD	–	22	UBS AG
05/09/12	32,000	EUR	46,168	USD	222	–	Deutsche Bank AG
05/10/12	29,346,000	JPY	365,123	USD	502	–	Citibank NA
05/11/12	107,099	USD	52,000,000	CLP	70	–	Morgan Stanley and Co., Inc.
05/11/12	19,620,000	JPY	244,051	USD	270	–	Deutsche Bank AG
05/11/12	29,331,000	JPY	364,859	USD	418	–	UBS AG
05/18/12	62,000	EUR	86,859	USD	–	2,134	Deutsche Bank AG
05/21/12	14,000	EUR	19,639	USD	–	454	Deutsche Bank AG
05/21/12	62,000	EUR	86,602	USD	–	2,382	UBS AG
05/21/12	78,000	EUR	108,907	USD	–	3,040	Deutsche Bank AG

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation	Counterparty
05/24/12	309,114	EUR	1,238,000	PLN	$–	$5,792	Morgan Stanley and Co., Inc.
06/01/12	290,947	USD	13,884,000	INR	4,171	–	Deutsche Bank AG
06/04/12	339,843	USD	16,044,000	INR	1,068	–	HSBC Bank PLC
06/06/12	22,710	EUR	32,500	USD	–	76	Deutsche Bank AG
06/07/12	215,668	USD	10,227,000	INR	1,564	–	Deutsche Bank AG
06/07/12	30,600	EUR	43,923	USD	31	–	UBS AG
06/07/12	58,800	EUR	84,681	USD	339	–	Deutsche Bank AG
06/08/12	485,847	EUR	1,967,000	PLN	–	2,097	Deutsche Bank AG
06/08/12	94,899	EUR	384,000	PLN	–	483	Citibank NA
06/08/12	57,974	USD	2,730,000	INR	7	–	HSBC Bank PLC
06/11/12	58,777	USD	2,769,000	INR	12	–	Deutsche Bank AG
06/11/12	18,000	EUR	26,076	USD	261	–	Deutsche Bank AG
06/11/12	131,500	EUR	189,603	USD	1,007	–	Deutsche Bank AG
06/13/12	146,285	USD	6,890,000	INR	–	35	HSBC Bank PLC
06/13/12	58,000	EUR	83,213	USD	35	–	Deutsche Bank AG
06/14/12	11,000	EUR	15,717	USD	–	57	Deutsche Bank AG
06/18/12	146,791	USD	6,930,000	INR	222	–	Deutsche Bank AG
06/20/12	133,214	USD	6,313,000	INR	679	–	Deutsche Bank AG
06/22/12	120,127	USD	5,688,000	INR	482	–	JPMorgan Chase (Singapore)
06/25/12	182,661	USD	8,607,000	INR	–	221	Deutsche Bank AG
06/27/12	122,484	USD	5,780,000	INR	5	–	HSBC Bank PLC
06/29/12	696,849	EUR	6,480,000	SEK	6,774	–	UBS AG
					$1,905,460	$2,537,275

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Variable rate security.

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)  For zero coupon issues (strips) the interest rate represents the yield to maturity at June 30, 2011.

(f)  These securities are being fair-valued according to procedures approved by the Board of Directors.

(g)  Step rate security.

(h)  At June 30, 2011 the cost of securities for federal income tax purposes was $106,324,404. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$12,450,093
Gross unrealized depreciation	(1,408,093)
Net unrealized appreciation	$11,042,000

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities

June 30, 2011
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Fair Value(a)
Common Stocks (98.1%)
Consumer Discretionary (13.4%)
Auto Components (1.1%)
16,836	BorgWarner, Inc. (b)	$1,360,181
21,945	Gentex Corp.	663,397
		2,023,578
Automobiles (0.1%)
6,506	Thor Industries, Inc.	187,633
Distributors (0.3%)
22,428	LKQ Corp. (b)	585,146
Diversified Consumer Services (1.0%)
9,639	Career Education Corp. (b)	203,865
3,526	ITT Educational Services, Inc. (b)	275,874
4,475	Matthews International Corp. - Class A	179,671
8,870	Regis Corp.	135,888
36,714	Service Corp. International/US	428,820
10,345	Sotheby's	450,008
1,882	Strayer Education, Inc.	237,866
		1,911,992
Hotels, Restaurants & Leisure (1.4%)
6,631	Bally Technologies, Inc. (b)	269,749
4,633	Bob Evans Farms, Inc.	162,016
13,035	Brinker International, Inc.	318,836
4,425	International Speedway Corp. - Class A	125,714
6,524	Life Time Fitness, Inc. (b)	260,373
4,676	Panera Bread Co. - Class A (b)	587,586
9,744	Scientific Games Corp. - Class A (b)	100,753
8,960	The Cheesecake Factory, Inc. (b)	281,075
49,604	Wendy's/Arby's Group, Inc. - Class A	251,493
8,797	WMS Industries, Inc. (b)	270,244
		2,627,839
Household Durables (1.5%)
6,141	American Greetings Corp. - Class A	147,630
11,044	KB Home	108,010
5,773	MDC Holdings, Inc.	142,247

Shares		Fair Value(a)
Consumer Discretionary — continued
8,661	Mohawk Industries, Inc. (b)	$519,573
979	NVR, Inc. (b)	710,245
6,771	Ryland Group, Inc.	111,925
22,476	Toll Brothers, Inc. (b)	466,152
9,594	Tupperware Brands Corp.	647,115
		2,852,897
Leisure Equipment & Products (0.4%)
41,362	Eastman Kodak Co. (b)	148,076
5,278	Polaris Industries, Inc.	586,755
		734,831
Media (0.9%)
8,850	AMC Networks, Inc. - Class A (b)	384,975
10,912	DreamWorks Animation SKG, Inc. - Class A (b)	219,331
7,227	John Wiley & Sons, Inc. - Class A	375,876
8,827	Lamar Advertising Co. - Class A (b)	241,595
5,576	Meredith Corp.	173,581
3,600	Scholastic Corp.	95,760
18,327	The New York Times Co. - Class A (b)	159,812
		1,650,930
Multiline Retail (0.9%)
7,196	99 Cents Only Stores (b)	145,647
18,799	Dollar Tree, Inc. (b)	1,252,390
25,137	Saks, Inc. (b)	280,780
		1,678,817
Specialty Retail (3.9%)
11,070	Aaron's, Inc.	312,838
11,782	Advance Auto Parts, Inc.	689,129
12,332	Aeropostale, Inc. (b)	215,810
29,959	American Eagle Outfitters, Inc.	381,977
8,002	ANN, Inc. (b)	208,852
5,997	Barnes & Noble, Inc.	99,430
27,088	Chico's FAS, Inc.	412,550
9,463	Collective Brands, Inc. (b)	139,012
14,035	Dick's Sporting Goods, Inc. (b)	539,646
23,651	Foot Locker, Inc.	561,948

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Consumer Discretionary — continued
9,788	Guess?, Inc.	$411,683
43,583	Office Depot, Inc. (b)	183,920
17,433	PetSmart, Inc.	790,935
16,300	RadioShack Corp.	216,953
9,772	Rent-A-Center, Inc.	298,633
10,582	The Dress Barn, Inc. (b)	360,317
11,107	Tractor Supply Co.	742,836
16,140	Williams-Sonoma, Inc.	588,949
		7,155,418
Textiles, Apparel & Luxury Goods (1.9%)
6,003	Deckers Outdoor Corp. (b)	529,105
7,685	Fossil, Inc. (b)	904,678
14,817	Hanesbrands, Inc. (b)	423,025
10,337	Phillips-Van Heusen Corp.	676,763
6,049	The Timberland Co. - Class A (b)	259,926
6,793	The Warnaco Group, Inc. (b)	354,934
5,480	Under Armour, Inc. - Class A (b)	423,659
		3,572,090
Consumer Staples (4.1%)
Beverages (0.4%)
10,600	Hansen Natural Corp. (b)	858,070
Food & Staples Retailing (0.4%)
8,404	BJ's Wholesale Club, Inc. (b)	423,141
6,558	Ruddick Corp.	285,535
		708,676
Food Products (2.3%)
11,730	Corn Products International, Inc.	648,434
17,274	Flowers Foods, Inc.	380,719
19,199	Green Mountain Coffee Roasters, Inc. (b)	1,713,703
2,895	Lancaster Colony Corp.	176,074
8,455	Ralcorp Holdings, Inc. (b) (c)	732,034
25,529	Smithfield Foods, Inc. (b)	558,319
3,822	Tootsie Roll Industries, Inc.	111,832
		4,321,115

Shares		Fair Value(a)
Consumer Staples — continued
Household Products (0.9%)
21,978	Church & Dwight Co., Inc.	$890,988
10,713	Energizer Holdings, Inc. (b)	775,193
		1,666,181
Tobacco (0.1%)
3,560	Universal Corp.	134,105
Energy (6.7%)
Energy Equipment & Services (3.1%)
8,636	Atwood Oceanics, Inc. (b)	381,107
2,920	CARBO Ceramics, Inc.	475,814
12,265	Dresser-Rand Group, Inc. (b)	659,244
5,339	Dril-Quip, Inc. (b)	362,144
9,746	Exterran Holdings, Inc. (b)	193,263
16,298	Helix Energy Solutions Group, Inc. (b)	269,895
16,686	Oceaneering International, Inc.	675,783
7,875	Oil States International, Inc. (b)	629,291
23,755	Patterson-UTI Energy, Inc.	750,896
12,175	Superior Energy Services, Inc. (b)	452,179
8,005	Tidewater, Inc.	430,749
6,191	Unit Corp. (b)	377,218
		5,657,583
Oil, Gas & Consumable Fuels (3.6%)
32,626	Arch Coal, Inc.	869,809
7,228	Bill Barrett Corp. (b)	335,018
13,151	Cimarex Energy Co.	1,182,538
7,269	Comstock Resources, Inc. (b)	209,275
17,466	Forest Oil Corp. (b)	466,517
16,258	Frontier Oil Corp.	525,296
8,334	Northern Oil and Gas, Inc. (b)	184,598
4,069	Overseas Shipholding Group, Inc.	109,619
14,035	Patriot Coal Corp. (b)	312,419
21,620	Plains Exploration & Production Co. (b)	824,154

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Energy — continued
18,151	Quicksilver Resources, Inc. (b)	$267,909
9,782	SM Energy Co.	718,781
19,173	Southern Union Co.	769,796
		6,775,729
Financial (18.7%)
Capital Markets (2.0%)
8,003	Affiliated Managers Group, Inc. (b)	811,904
30,120	Apollo Investment Corp.	307,525
18,230	Eaton Vance Corp.	551,093
3,929	Greenhill & Co., Inc.	211,459
21,911	Jefferies Group, Inc.	446,984
15,559	Raymond James Financial, Inc.	500,222
22,210	SEI Investments Co.	499,947
13,299	Waddell & Reed Financial, Inc. - Class A	483,419
		3,812,553
Commercial Banks (3.4%)
26,644	Associated Banc-Corp	370,352
11,241	BancorpSouth, Inc.	139,501
7,309	Bank of Hawaii Corp.	340,015
12,030	Cathay General Bancorp	197,172
7,324	City National Corp.	397,327
11,877	Commerce Bancshares, Inc.	510,711
9,391	Cullen/Frost Bankers, Inc.	533,878
22,864	East West Bancorp, Inc.	462,081
16,745	FirstMerit Corp.	276,460
30,634	Fulton Financial Corp.	328,090
12,839	Hancock Holding Co.	397,752
8,025	International Bancshares Corp.	134,258
7,167	Prosperity Bancshares, Inc.	314,058
6,640	SVB Financial Group (b)	396,474
120,728	Synovus Financial Corp.	251,114
24,449	TCF Financial Corp.	337,396
8,755	Trustmark Corp.	204,955
26,112	Valley National Bancorp	355,384
11,209	Webster Financial Corp.	235,613
4,434	Westamerica Bancorporation	218,375
		6,400,966

Shares		Fair Value(a)
Financial — continued
Diversified Financial Services (0.4%)
18,470	MSCI, Inc. (b)	$695,950
Diversified REIT's (0.4%)
15,932	Cousins Properties, Inc.	136,059
17,687	Liberty Property Trust	576,243
		712,302
Insurance (3.8%)
11,610	American Financial Group, Inc.	414,361
16,983	Arthur J Gallagher & Co.	484,695
10,806	Aspen Insurance Holdings, Ltd.	278,038
18,017	Brown & Brown, Inc.	462,316
8,347	Everest Re Group, Ltd. (d)	682,367
34,325	Fidelity National Financial, Inc. - Class A	540,276
16,135	First American Financial Corp.	252,513
17,477	HCC Insurance Holdings, Inc.	550,525
5,447	Mercury General Corp.	215,102
39,210	Old Republic International Corp.	460,718
13,142	Protective Life Corp.	303,974
11,363	Reinsurance Group of America, Inc.	691,552
6,954	StanCorp Financial Group, Inc.	293,389
6,926	The Hanover Insurance Group, Inc.	261,179
9,588	Transatlantic Holdings, Inc.	469,908
7,528	Unitrin, Inc.	223,356
17,856	WR Berkley Corp.	579,249
		7,163,518
Office REIT's (1.9%)
9,524	Alexandria Real Estate Equities, Inc.	737,348
10,918	Corporate Office Properties Trust SBI	339,659
38,839	Duke Realty Corp.	544,134
11,060	Highwoods Properties, Inc.	366,418
13,367	Mack-Cali Realty Corp.	440,309

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Financial — continued
12,744	SL Green Realty Corp.	$1,056,095
		3,483,963
Real Estate Investment Trust - Apartments (0.3%)
8,571	Taubman Centers, Inc.	507,403
Real Estate Management & Development (0.3%)
6,642	Jones Lang LaSalle, Inc.	626,341
Residential REIT's (1.4%)
11,252	BRE Properties, Inc.	561,250
10,846	Camden Property Trust	690,022
5,000	Essex Property Trust, Inc.	676,450
29,176	UDR, Inc.	716,271
		2,643,993
Retail REIT's (2.0%)
9,519	Equity One, Inc.	177,434
9,582	Federal Realty Investment Trust	816,195
19,437	Realty Income Corp.	650,945
13,821	Regency Centers Corp.	607,709
20,125	The Macerich Co.	1,076,688
18,554	Weingarten Realty Investors	466,819
		3,795,790
Specialized REIT's (1.7%)
18,978	Hospitality Properties Trust	460,217
19,474	Nationwide Health Properties, Inc.	806,418
15,545	Omega Healthcare Investors, Inc.	326,601
6,131	Potlatch Corp.	216,240
12,474	Rayonier, Inc.	815,176
21,910	Senior Housing Properties Trust	512,913
		3,137,565
Thrifts & Mortgage Finance (1.1%)
12,704	Astoria Financial Corp.	162,484
46,615	First Niagara Financial Group, Inc.	615,318
67,238	New York Community Bancorp, Inc.	1,007,898
17,077	Washington Federal, Inc.	280,575
		2,066,275

Shares		Fair Value(a)
Health Care (10.7%)
Biotechnology (1.1%)
7,901	United Therapeutics Corp. (b)	$435,345
31,670	Vertex Pharmaceuticals, Inc. (b) (c)	1,646,523
		2,081,868
Health Care Equipment & Supplies (3.1%)
7,371	Gen-Probe, Inc. (b)	509,705
9,711	Hill-Rom Holdings, Inc.	447,094
40,207	Hologic, Inc. (b)	810,975
8,816	IDEXX Laboratories, Inc. (b)	683,769
10,803	Immucor, Inc. (b)	220,597
9,469	Kinetic Concepts, Inc. (b)	545,698
9,175	Masimo Corp.	272,314
23,509	ResMed, Inc. (b)	727,604
9,104	STERIS Corp.	318,458
6,227	Teleflex, Inc.	380,221
7,180	The Cooper Cos., Inc.	568,943
8,795	Thoratec Corp. (b)	288,652
		5,774,030
Health Care Providers & Services (3.4%)
7,688	Catalyst Health Solutions, Inc. (b)	429,144
14,414	Community Health Systems, Inc. (b)	370,152
38,922	Health Management Associates, Inc. - Class A (b)	419,579
13,912	Health Net, Inc. (b)	446,436
14,171	Henry Schein, Inc. (b)	1,014,502
7,881	Kindred Healthcare, Inc. (b)	169,205
8,103	LifePoint Hospitals, Inc. (b)	316,665
14,560	Lincare Holdings, Inc.	426,171
7,427	Mednax, Inc. (b)	536,155
17,825	Omnicare, Inc.	568,440
9,764	Owens & Minor, Inc.	336,761
15,017	Universal Health Services, Inc. - Class B	773,826
13,221	VCA Antech, Inc. (b)	280,285
6,525	WellCare Health Plans, Inc. (b)	335,450
		6,422,771

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Health Care — continued
Health Care Technology (0.3%)
29,245	Allscripts Healthcare Solutions, Inc. (b)	$567,938
Life Sciences Tools & Services (1.6%)
3,005	Bio-Rad Laboratories, Inc. - Class A (b)	358,677
7,928	Charles River Laboratories International, Inc. (b)	322,273
9,289	Covance, Inc. (b)	551,488
5,013	Mettler-Toledo International, Inc. (b) (d)	845,543
17,409	Pharmaceutical Product Development, Inc.	467,257
5,676	Techne Corp.	473,208
		3,018,446
Pharmaceuticals (1.2%)
17,918	Endo Pharmaceuticals Holdings, Inc. (b)	719,766
9,491	Medicis Pharmaceutical Corp. - Class A	362,272
12,829	Perrigo Co.	1,127,284
		2,209,322
Industrials (15.3%)
Aerospace & Defense (0.8%)
5,187	Alliant Techsystems, Inc.	369,989
15,826	BE Aerospace, Inc. (b)	645,859
7,450	Huntington Ingalls Industries, Inc. (b)	257,025
2,930	Triumph Group, Inc.	291,769
		1,564,642
Airlines (0.3%)
5,469	Alaska Air Group, Inc. (b)	374,407
31,248	JetBlue Airways Corp. (b)	190,613
		565,020
Building Products (0.2%)
6,887	Lennox International, Inc.	296,623
Commercial Services & Supplies (1.6%)
3,571	Clean Harbors, Inc. (b)	368,706
9,170	Copart, Inc. (b)	427,322
16,496	Corrections Corp. of America (b)	357,138

Shares		Fair Value(a)
Industrials — continued
7,890	Deluxe Corp.	$194,962
8,791	Herman Miller, Inc.	239,291
6,876	HNI Corp.	172,725
4,709	Mine Safety Appliances Co.	175,834
9,746	Rollins, Inc.	198,623
7,126	The Brink's Co.	212,569
17,461	Waste Connections, Inc.	554,038
		2,901,208
Construction & Engineering (1.3%)
18,261	Aecom Technology Corp. (b)	499,256
5,214	Granite Construction, Inc.	127,899
23,300	KBR, Inc.	878,177
11,100	The Shaw Group, Inc. (b)	335,331
12,089	URS Corp. (b) (c)	540,862
		2,381,525
Electrical Equipment (1.7%)
6,706	Acuity Brands, Inc.	374,061
24,724	AMETEK, Inc.	1,110,107
9,264	Hubbell, Inc. - Class B	601,697
5,912	Regal-Beloit Corp.	394,744
8,060	Thomas & Betts Corp. (b)	434,031
9,031	Woodward Governor Co.	314,821
		3,229,461
Industrial Conglomerates (0.2%)
9,398	Carlisle Cos., Inc.	462,664
Machinery (5.7%)
14,574	AGCO Corp. (b)	719,373
12,523	Bucyrus International, Inc.	1,147,858
7,087	Crane Co.	350,169
11,735	Donaldson Co., Inc.	712,080
8,038	Gardner Denver, Inc.	675,594
9,326	Graco, Inc.	472,455
12,402	Harsco Corp.	404,305
12,742	IDEX Corp.	584,221
12,576	Kennametal, Inc.	530,833
12,968	Lincoln Electric Holdings, Inc.	464,903
10,478	Nordson Corp.	574,718
14,004	Oshkosh Corp. (b)	405,276
15,131	Pentair, Inc.	610,687
7,819	SPX Corp.	646,319

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Industrials — continued
16,850	Terex Corp. (b)	$479,382
12,493	Timken Co.	629,647
12,283	Trinity Industries, Inc.	428,431
3,321	Valmont Industries, Inc.	320,111
7,467	Wabtec Corp.	490,731
		10,647,093
Marine (0.4%)
6,427	Alexander & Baldwin, Inc.	309,524
8,236	Kirby Corp. (b)	466,734
		776,258
Professional Services (0.9%)
6,403	FTI Consulting, Inc. (b)	242,930
7,209	Korn/Ferry International (b)	158,526
12,604	Manpower, Inc.	676,205
5,242	The Corporate Executive Board Co.	228,813
6,938	Tower Watson & Co. - Class A	455,896
		1,762,370
Road & Rail (1.3%)
8,529	Con-way, Inc.	331,010
13,309	JB Hunt Transport Services, Inc.	626,721
16,911	Kansas City Southern (b)	1,003,330
7,340	Landstar System, Inc.	341,163
6,800	Werner Enterprises, Inc.	170,340
		2,472,564
Trading Companies & Distributors (0.7%)
7,111	GATX Corp.	263,960
6,941	MSC Industrial Direct Co. - Class A	460,258
9,609	United Rentals, Inc. (b)	244,069
4,340	Watsco, Inc.	295,076
		1,263,363
Transportation (0.2%)
15,710	UTi Worldwide, Inc.	309,330
Information Technology (15.7%)
Communications Equipment (1.5%)
9,931	ADTRAN, Inc.	384,429
14,606	Ciena Corp. (b)	268,458
7,395	Plantronics, Inc.	270,139
13,528	Polycom, Inc. (b)	869,851

Shares		Fair Value(a)
Information Technology — continued
23,598	Riverbed Technology, Inc. (b)	$934,245
		2,727,122
Computers & Peripherals (0.5%)
10,038	Diebold, Inc.	311,278
24,383	NCR Corp. (b)	460,595
16,106	QLogic Corp. (b)	256,408
		1,028,281
Electronic Equipment, Instruments & Components (2.2%)
17,844	Arrow Electronics, Inc. (b)	740,526
23,488	Avnet, Inc. (b) (c)	748,798
24,666	Ingram Micro, Inc. - Class A (b)	447,441
6,193	Itron, Inc. (b)	298,255
13,722	National Instruments Corp.	407,406
7,135	Tech Data Corp. (b)	348,830
18,853	Trimble Navigation, Ltd. (b) (c)	747,333
25,432	Vishay Intertechnology, Inc. (b)	382,497
		4,121,086
Internet Software & Services (1.1%)
16,424	AOL, Inc. (b)	326,181
6,065	Digital River, Inc. (b)	195,050
7,264	Equinix, Inc. (b)	733,809
15,297	Rackspace Hosting, Inc. (b)	653,794
12,096	ValueClick, Inc. (b)	200,794
		2,109,628
IT Services (2.5%)
12,392	Acxiom Corp. (b)	162,459
7,844	Alliance Data Systems Corp. (b)	737,885
18,966	Broadridge Financial Solutions, Inc.	456,512
18,654	Convergys Corp. (b)	254,441
16,781	CoreLogic, Inc. (b)	280,410
5,546	DST Systems, Inc.	292,829
13,278	Gartner, Inc. - Class A (b)	534,971
12,309	Global Payments, Inc.	627,759
13,235	Jack Henry & Associates, Inc.	397,182

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Information Technology — continued
13,277	Lender Processing Services, Inc.	$277,622
3,506	Mantech International Corp. - Class A (b)	155,736
11,290	NeuStar, Inc. - Class A (b)	295,798
6,570	SRA International, Inc. - Class A (b)	203,144
		4,676,748
Office Electronics (0.2%)
8,400	Zebra Technologies Corp. - Class A (b)	354,228
Semiconductors & Semiconductor Equipment (3.3%)
70,335	Atmel Corp. (b)	989,613
16,830	Cree, Inc. (b)	565,320
25,833	Cypress Semiconductor Corp. (b)	546,110
19,535	Fairchild Semiconductor International, Inc. (b)	326,430
22,780	Integrated Device Technology, Inc. (b)	179,051
10,706	International Rectifier Corp. (b)	299,447
19,267	Intersil Corp. - Class A	247,581
19,139	Lam Research Corp. (b)	847,475
42,564	RF Micro Devices, Inc. (b)	260,492
10,031	Semtech Corp. (b)	274,247
6,811	Silicon Laboratories, Inc. (b)	281,022
28,624	Skyworks Solutions, Inc. (b)	657,779
11,574	Varian Semiconductor Equipment Associates, Inc. (b)	711,106
		6,185,673
Software (4.4%)
5,149	ACI Worldwide, Inc. (b)	173,882
4,976	Advent Software, Inc. (b)	140,174
14,115	ANSYS, Inc. (b)	771,667
41,347	Cadence Design Systems, Inc. (b)	436,624
7,255	Concur Technologies, Inc. (b)	363,258
7,094	Factset Research Systems, Inc.	725,858

Shares		Fair Value(a)
Information Technology — continued
6,112	Fair Isaac Corp.	$184,582
16,262	Informatica Corp. (b)	950,189
16,981	Mentor Graphics Corp. (b)	217,527
12,450	MICROS Systems, Inc. (b)	618,889
18,252	Parametric Technology Corp. (b)	418,518
9,360	Quest Software, Inc. (b)	212,753
17,363	Rovi Corp. (b)	995,942
10,841	Solera Holdings, Inc.	641,354
22,550	Synopsys, Inc. (b)	579,760
24,861	TIBCO Software, Inc. (b)	721,466
		8,152,443
Materials (7.2%)
Chemicals (3.4%)
14,097	Albemarle Corp.	975,512
12,167	Ashland, Inc.	786,232
10,081	Cabot Corp.	401,929
7,565	Cytec Industries, Inc.	432,642
6,801	Intrepid Potash, Inc. (b)	221,032
9,959	Lubrizol Corp.	1,337,195
2,783	Minerals Technologies, Inc.	184,485
1,490	NewMarket Corp.	254,358
12,189	Olin Corp.	276,203
20,052	RPM International, Inc.	461,597
7,639	Sensient Technologies Corp.	283,178
6,892	The Scotts Miracle-Gro Co. - Class A	353,629
14,401	Valspar Corp.	519,300
		6,487,292
Construction Materials (0.3%)
6,991	Martin Marietta Materials, Inc.	559,070
Containers & Packaging (1.8%)
10,334	Aptargroup, Inc.	540,882
4,847	Greif, Inc. - Class A	315,200
15,420	Packaging Corp. of America	431,606
10,462	Rock-Tenn Co. - Class A	694,049
7,502	Silgan Holdings, Inc.	307,357
15,327	Sonoco Products Co.	544,722
16,652	Temple-Inland, Inc.	495,230
		3,329,046

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Materials — continued
Metals & Mining (1.3%)
6,748	Carpenter Technology Corp.	$389,225
17,710	Commercial Metals Co.	254,138
5,097	Compass Minerals International, Inc.	438,699
11,503	Reliance Steel & Aluminum Co.	571,124
33,579	Steel Dynamics, Inc.	545,659
8,549	Worthington Industries, Inc.	197,482
		2,396,327
Paper & Forest Products (0.4%)
6,370	Domtar Corp.	603,367
20,317	Louisiana-Pacific Corp. (b)	165,380
		768,747
Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
23,164	tw telecom, Inc. (b)	475,557
Wireless Telecommunication Services (0.2%)
14,017	Telephone & Data Systems, Inc.	435,648
Utilities (5.8%)
Electric Utilities (1.7%)
9,362	Cleco Corp.	326,266
17,978	DPL, Inc.	542,216
20,900	Great Plains Energy, Inc.	433,257

Shares		Fair Value(a)
Utilities — continued
14,564	Hawaiian Electric Industries, Inc.	$350,410
7,649	IDACORP, Inc.	302,135
36,260	NV Energy, Inc.	556,591
13,298	PNM Resources, Inc.	222,609
17,478	Westar Energy, Inc.	470,333
		3,203,817
Gas Utilities (2.0%)
12,031	AGL Resources, Inc.	489,782
13,887	Atmos Energy Corp.	461,743
11,081	Energen Corp.	626,076
12,701	National Fuel Gas Co.	924,633
27,286	Questar Corp.	483,235
17,104	UGI Corp.	545,447
7,854	WGL Holdings, Inc.	302,300
		3,833,216
Multi-Utilities (1.8%)
17,056	Alliant Energy Corp.	693,497
6,012	Black Hills Corp.	180,901
29,025	MDU Resources Group, Inc.	653,063
15,926	NSTAR	732,277
15,053	OGE Energy Corp.	757,467
12,517	Vectren Corp.	348,724
		3,365,929
Water Utilities (0.3%)
21,249	Aqua America, Inc.	467,053
Total common stocks (cost: $ 139,778,157)		183,532,656

Shares
Short-Term Securities (2.1%)
Investment Companies (2.1%)
500,000	JPMorgan U.S. Government Money Market Fund, current rate 0.010%	500,000
650,000	SEI Investments Treasury Mutual Funds, current rate 0.010%	650,000
2,783,171	Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	2,783,171
	Total short-term securities (cost: $3,933,171)	3,933,171
	Total investments in securities (cost: $ 143,711,328) (e)	$187,465,827
	Liabilities in excess of cash and other assets (-0.2%)	(444,121)
	Total net assets (100.0%)	$187,021,706

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2011, securities with an aggregate market value of $3,054,320 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P Mid 400® E-Mini Future	September 2011	35	Long	$133,288	$—
		35		$133,288	$—

(d)  The Portfolio held 0.8% of net assets in foreign securities at June 30, 2011.

(e)  At June 30, 2011 the cost of securities for federal income tax purposes was $144,425,301. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$51,271,425
Gross unrealized depreciation	(8,230,899)
Net unrealized appreciation	$43,040,526

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities

June 30, 2011
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Fair Value(a)
Common Stocks (99.0%)
Consumer Discretionary (2.2%)
Hotels, Restaurants & Leisure (1.9%)
40,500	Gaylord Entertainment Co. (b)	$1,215,000
15,500	Starwood Hotels & Resorts Worldwide, Inc.	868,620
		2,083,620
Household Durables (0.3%)
18,400	Lennar Corp. - Class A	333,960
Financial (94.6%)
Diversified REIT's (5.9%)
74,300	Cousins Properties, Inc.	634,522
19,300	PS Business Parks, Inc.	1,063,430
51,800	Retail Opportunity Investments Corp.	557,368
30,186	Vornado Realty Trust	2,812,731
39,100	Washington Real Estate Investment Trust	1,271,532
		6,339,583
Industrial REIT's (2.1%)
27,400	DuPont Fabros Technology, Inc.	690,480
97,400	First Potomac Realty Trust	1,491,194
		2,181,674
Office REIT's (16.1%)
31,200	Alexandria Real Estate Equities, Inc.	2,415,504
103,900	BioMed Realty Trust, Inc.	1,999,036
44,983	Boston Properties, Inc.	4,775,395
40,400	Digital Realty Trust, Inc.	2,495,912
42,808	Douglas Emmett, Inc.	851,451
59,400	Kilroy Realty Corp.	2,345,706
28,500	SL Green Realty Corp.	2,361,795
		17,244,799
Real Estate Investment Trust —Apartments (5.2%)
76,694	Cedar Shopping Centers, Inc.	394,974
11,500	LTC Properties, Inc.	319,930
27,500	Primaris Retail Real Estate Investment Trust (c)	599,808
118,181	ProLogis, Inc.	4,235,607
		5,550,319

Shares		Fair Value(a)
Financial — continued
Real Estate Investment Trust — Self Storage (0.5%)
26,700	Extra Space Storage, Inc.	$569,511
Real Estate Management & Development (6.2%)
158,600	Brookfield Properties Corp. (c)	3,057,808
46,700	CB Richard Ellis Group, Inc. - Class A (b)	1,172,637
71,700	Forest City Enterprises, Inc. - Class A (b)	1,338,639
11,657	Jones Lang LaSalle, Inc.	1,099,255
		6,668,339
Residential REIT's (19.6%)
58,500	American Campus Communities, Inc.	2,077,920
80,700	Associated Estates Realty Corp.	1,311,375
31,800	BRE Properties, Inc.	1,586,184
42,100	Camden Property Trust	2,678,402
23,600	Equity Lifestyle Properties, Inc.	1,473,584
98,900	Equity Residential	5,934,000
12,016	Essex Property Trust, Inc.	1,625,645
32,600	Home Properties, Inc.	1,984,688
26,000	Mid-America Apartment Communities, Inc.	1,754,220
23,500	UDR, Inc.	576,925
		21,002,943
Retail REIT's (21.7%)
82,436	Acadia Realty Trust	1,675,924
36,084	Agree Realty Corp.	805,756
68,300	CBL & Associates Properties, Inc.	1,238,279
132,200	Developers Diversified Realty Corp.	1,864,020
69,100	Equity One, Inc.	1,288,024
132,234	General Growth Properties, Inc.	2,206,985
16,405	Regency Centers Corp.	721,328
77,879	Simon Property Group, Inc.	9,051,876
58,569	The Macerich Co.	3,133,442
48,400	Weingarten Realty Investors	1,217,744
		23,203,378

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities – continued

Shares		Fair Value(a)
Financial — continued
Specialized REIT's (17.3%)
34,600	Chesapeake Lodging Trust	$590,276
129,014	DiamondRock Hospitality Co.	1,384,320
110,000	HCP, Inc.	4,035,900
58,500	Health Care REIT, Inc.	3,067,155
154,979	Hersha Hospitality Trust	863,233
155,346	Host Hotels & Resorts, Inc.	2,633,115
35,400	LaSalle Hotel Properties	932,436
9,200	National Retail Properties, Inc.	225,492
28,600	Nationwide Health Properties, Inc.	1,184,326
37,400	Pebblebrook Hotel Trust	755,106
14,100	Public Storage	1,607,541
17,500	Sovran Self Storage, Inc.	717,500
48,800	Sunstone Hotel Investors, Inc. (b)	452,376
		18,448,776

Shares		Fair Value(a)
Health Care (0.7%)
Health Care Providers & Services (0.7%)
29,100	Brookdale Senior Living, Inc. (b)	$705,675
Telecommunication Services (1.5%)
Wireless Telecommunication Services (1.5%)
16,600	American Tower Corp. - Class A (b)	868,678
19,100	Crown Castle International Corp. (b)	779,089
		1,647,767
Total common stocks (cost: $ 73,619,930)		105,980,344
Preferred Stocks (0.5%)
Financial (0.5%)
Diversified REIT's (0.5%)
20,500	CapLease, Inc. (Series A)	512,500
Total preferred stocks (cost: $ 468,978)		512,500

Shares
Short-Term Securities (0.0%)
Investment Company (0.0%)
31,440	Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	31,440
	Total short-term securities (cost: $31,440)	31,440
	Total investments in securities (cost: $ 74,120,348) (d)	$106,524,284
	Cash and other assets in excess of liabilities (0.5%)	502,090
	Total net assets (100.0%)	$107,026,374

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  The Portfolio held 3.4% of net assets in foreign securities at June 30, 2011.

(d)  At June 30, 2011 the cost of securities for federal income tax purposes was $76,123,478. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$30,609,461
Gross unrealized depreciation	(208,655)
Net unrealized appreciation	$30,400,806

See accompanying notes to financial statements.

Advantus Series Fund, Inc.

Statements of Assets and Liabilities

June 30, 2011
(Unaudited)

	Bond Portfolio	Money Market Portfolio		Mortgage Securities Portfolio	Index 500 Portfolio
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*	$398,335,889		$101,727,443	$127,482,425	$454,199,744
Cash in bank on demand deposit	–		26	2	2,755
Foreign currency in bank on deposit (identified cost $1,086,839 for International Bond Portfolio)	–		–	–	–
Receivable for Fund shares sold	1		–	–	1
Receivable for investment securities sold (including paydowns)	713,460		–	241,034	51,216
Dividends and accrued interest receivable	2,607,983		21,401	449,646	566,197
Receivable for refundable foreign income taxes withheld	–		–	–	–
Receivable from Adviser (note 4)	–		51,224	–	–
Unrealized appreciation on forward foreign currency contracts held, at fair value	–		–	–	–
Variation margin receivable	20,117		–	–	129,360
Prepaid expenses	–		2,304	908	–
Total assets	401,677,450		101,802,398	128,174,015	454,949,273
Liabilities
Bank overdraft	9,443		–	–	–
Payable for Fund shares repurchased	67,457		666,588	47,431	327,173
Payable for investment securities purchased	–		–	1,002,198	–
Payable for investment securities purchased on a forward commitment basis (note 2)	33,018,747		–	16,911,778	–
Payable to Adviser	202,620		48,426	64,192	147,440
Accrued expenses	47,528		59,965	38,576	64,818
Unrealized depreciation on forward foreign currency contracts held, at fair value	–		–	–	–
Total liabilities	33,345,795		774,979	18,064,175	539,431
Net assets applicable to outstanding capital stock	$368,331,655		$101,027,419	$110,109,840	$454,409,842
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$2,059,319		$1,010,647	$674,285	$984,954
Additional paid-in-capital	393,778,131		100,052,006	137,958,677	202,214,014
Undistributed (distributions in excess of) net investment income	4,368,054		158	1,145,696	3,375,112
Accumulated net realized gains (losses) from investments and foreign currency transactions (note 2)	(29,418,986)		(35,392)	(26,723,325)	6,907,235
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,454,863)		–	(2,945,493)	240,928,527
Total – representing net assets applicable to outstanding capital stock	$368,331,655		$101,027,419	$110,109,840	$454,409,842
Net assets by class:
Class 1	$381,964	$	N/A	$173,260	$350,652
Class 2	367,949,691		101,027,419	109,936,580	454,059,190
Net asset value per share of outstanding capital stock by class:
Class 1	1.800		N/A	1.643	4.642
Class 2	1.789		1.00	1.633	4.613
* Identified cost	$400,776,249		$101,727,443	$130,427,918	$213,795,533
** Shares outstanding by class:
Class 1	212,239		N/A	105,443	75,535
Class 2	205,719,677		101,064,717	67,323,086	98,419,883

See accompanying notes to financial statements.

	International Bond Portfolio	Index 400 Mid-Cap Portfolio	Real Estate Securities Portfolio
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*	$117,366,404	$187,465,827	$106,524,284
Cash in bank on demand deposit	2	–	18,540
Foreign currency in bank on deposit (identified cost $1,086,839 for International Bond Portfolio)	1,091,707	–	–
Receivable for Fund shares sold	2,168	298	18,102
Receivable for investment securities sold (including paydowns)	–	124,620	506,629
Dividends and accrued interest receivable	1,548,896	136,867	255,838
Receivable for refundable foreign income taxes withheld	240,930	–	–
Receivable from Adviser (note 4)	–	–	–
Unrealized appreciation on forward foreign currency contracts held, at fair value	1,905,460	–	–
Variation margin receivable	–	21,324	–
Prepaid expenses	–	–	139
Total assets	122,155,567	187,748,936	107,323,532
Liabilities
Bank overdraft	–	–	–
Payable for Fund shares repurchased	28,800	12,789	–
Payable for investment securities purchased	–	604,205	169,347
Payable for investment securities purchased on a forward commitment basis (note 2)	–	–	–
Payable to Adviser	87,408	63,660	85,512
Accrued expenses	45,772	46,576	42,299
Unrealized depreciation on forward foreign currency contracts held, at fair value	2,537,275	–	–
Total liabilities	2,699,255	727,230	297,158
Net assets applicable to outstanding capital stock	$119,456,312	$187,021,706	$107,026,374
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$535,015	$800,429	$395,612
Additional paid-in-capital	101,505,709	138,480,491	82,507,454
Undistributed (distributions in excess of) net investment income	1,907,921	693,651	1,052,734
Accumulated net realized gains (losses) from investments and foreign currency transactions (note 2)	5,051,892	3,159,348	(9,333,411)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	10,455,775	43,887,787	32,403,985
Total – representing net assets applicable to outstanding capital stock	$119,456,312	$187,021,706	$107,026,374
Net assets by class:
Class 1	$350,093	$233,511	$425,250
Class 2	119,106,219	186,788,195	106,601,124
Net asset value per share of outstanding capital stock by class:
Class 1	2.247	2.351	2.722
Class 2	2.233	2.337	2.705
* Identified cost	$106,324,404	$143,711,328	$74,120,348
** Shares outstanding by class:
Class 1	155,821	99,324	156,210
Class 2	53,345,643	79,943,572	39,404,976

Advantus Series Fund, Inc.

Statements of Operations

Six months ended June 30, 2011
(Unaudited)

	Bond Portfolio	Money Market Portfolio	Mortgage Securities Portfolio	Index 500 Portfolio
Investment Income:
Interest (net of foreign withholding taxes of $71,939 for International Bond Portfolio)	$5,733,988	$85,219	$1,620,156	$19
Dividends (net of foreign withholding taxes of $7,810 for Real Estate Securities Portfolio)	1,245	–	758	4,448,064
Total investment income	5,735,233	85,219	1,620,914	4,448,083
Expenses (note 4):
Investment advisory fee	732,721	155,072	221,866	340,890
Rule 12b-1 fees – Class 2	457,502	129,226	138,451	567,777
Shareholder servicing fee	81,808	32,671	31,774	53,588
Audit and accounting services	22,660	20,082	24,479	20,423
Administrative services fee	25,302	16,364	28,575	14,223
Legal fees	16,188	5,940	11,799	15,703
Custodian fees	4,575	2,771	1,965	7,832
Printing and shareholder reports	3,614	3,614	3,614	3,614
Director's fees	6,344	6,344	6,344	6,344
S&P Licensing fee	–	–	–	24,830
Insurance	6,369	2,024	1,967	7,200
Other	10,096	8,775	4,384	10,547
Total expenses before waiver	1,367,179	382,883	475,218	1,072,971
Less waiver[1]	–	(297,822)	–	–
Total expenses net of waiver	1,367,179	85,061	475,218	1,072,971
Investment income – net	4,368,054	158	1,145,696	3,375,112
Realized and unrealized gains (losses) on:
Investments (note 3)	4,910,588	(458)	(1,171,537)	10,438,617
Foreign currency transactions	–	–	–	–
Net increase from litigation payments	–	–	–	24,316
Futures transactions	(583,883)	–	–	849,333
Net change in unrealized appreciation (depreciation) on:
Investments	3,848,012	–	3,808,894	10,722,385
Translation of assets and liabilities in foreign currencies	–	–	–	–
Futures transactions	347,552	–	–	375,577
Net gains (losses) on investments	8,522,269	(458)	2,637,357	22,410,228
Net increase (decrease) in net assets resulting from operations	$12,890,323	$(300)	$3,783,053	$25,785,340

1  Waiver includes advisory fees of $155,072, Rule 12b-1 distribution fees of $129,226, and other fees of $13,524.

See accompanying notes to financial statements.

	International Bond Portfolio	Index 400 Mid-Cap Portfolio	Real Estate Securities Portfolio
Investment Income:
Interest (net of foreign withholding taxes of $71,939 for International Bond Portfolio)	$3,045,946	$2,505	$33
Dividends (net of foreign withholding taxes of $7,810 for Real Estate Securities Portfolio)	12	1,182,465	1,654,715
Total investment income	3,045,958	1,184,970	1,654,748
Expenses (note 4):
Investment advisory fee	344,495	140,957	366,170
Rule 12b-1 fees – Class 2	143,140	234,667	130,324
Shareholder servicing fee	36,317	32,201	30,921
Audit and accounting services	27,144	19,574	17,457
Administrative services fee	26,779	18,762	18,762
Legal fees	26,062	15,703	15,703
Custodian fees	62,059	4,255	7,026
Printing and shareholder reports	3,614	3,614	3,614
Director's fees	6,344	6,344	6,344
S&P Licensing fee	–	7,264	–
Insurance	1,891	2,825	1,642
Other	4,306	5,153	4,051
Total expenses before waiver	682,151	491,319	602,014
Less waiver[1]	–	–	–
Total expenses net of waiver	682,151	491,319	602,014
Investment income – net	2,363,807	693,651	1,052,734
Realized and unrealized gains (losses) on:
Investments (note 3)	2,578,467	3,810,887	3,764,441
Foreign currency transactions	2,473,425	–	(26)
Net increase from litigation payments	–	4,073	42,548
Futures transactions	–	240,300	–
Net change in unrealized appreciation (depreciation) on:
Investments	1,935,343	10,076,461	4,743,980
Translation of assets and liabilities in foreign currencies	(2,480,707)	–	49
Futures transactions	–	68,867	–
Net gains (losses) on investments	4,506,528	14,200,588	8,550,992
Net increase (decrease) in net assets resulting from operations	$6,870,335	$14,894,239	$9,603,726

Advantus Series Fund, Inc.

Statements of Changes in Net Assets

Six months ended June 30, 2011 and year ended December 31, 2010
(Unaudited)

	Bond Portfolio		Money Market Portfolio
	2011	2010	2011	2010
Operations:
Investment income – net	$4,368,054	$13,864,789	$158	$–
Net realized gains (losses) on investments	4,326,705	6,208,763	(458)	1,352
Net change in unrealized appreciation or depreciation of investments	4,195,564	12,674,731	–	–
Net increase in net assets resulting from operations	12,890,323	32,748,283	(300)	1,352
Distributions to shareholders from:
Investment income – net
Class 2	–	–	–	(34,564)
Capital share transactions (note 6):
Proceeds from sales
Class 1	69,033	134,273	–	–
Class 2	4,915,493	15,361,117	9,431,206	38,684,022
Shares issued as a result of reinvested distributions
Class 2	–	–	–	34,564
Payments for redemption of shares
Class 1	(31,635)	(18,899)	–	–
Class 2	(15,766,006)	(28,914,365)	(15,304,458)	(46,153,573)
Increase (decrease) in net assets from capital share transactions	(10,813,115)	(13,437,874)	(5,873,252)	(7,434,987)
Total increase (decrease) in net assets	2,077,208	19,310,409	(5,873,552)	(7,468,199)
Net assets at beginning of year	366,254,447	346,944,038	106,900,971	114,369,170
Net assets at end of period*	$368,331,655	$366,254,447	$101,027,419	$106,900,971
* including undistributed net investment income of	$4,368,054	$–	$158	$–

See accompanying notes to financial statements.

	Mortgage Securities Portfolio		Index 500 Portfolio
	2011	2010	2011	2010
Operations:
Investment income – net	$1,145,696	$3,505,907	$3,375,112	$6,748,723
Net realized gains (losses) on investments	(1,171,537)	(6,771,039)	11,312,266	12,267,286
Net change in unrealized appreciation or depreciation of investments	3,808,894	11,015,867	11,097,962	40,418,635
Net increase in net assets resulting from operations	3,783,053	7,750,735	25,785,340	59,434,644
Distributions to shareholders from:
Investment income – net
Class 2	–	–	–	–
Capital share transactions (note 6):
Proceeds from sales
Class 1	38,582	83,581	93,826	155,662
Class 2	659,333	1,927,957	13,648,305	9,187,159
Shares issued as a result of reinvested distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(29,017)	(11,182)	(10,734)	(62,422)
Class 2	(6,842,781)	(14,643,958)	(37,471,318)	(66,092,921)
Increase (decrease) in net assets from capital share transactions	(6,173,883)	(12,643,602)	(23,739,921)	(56,812,522)
Total increase (decrease) in net assets	(2,390,830)	(4,892,867)	2,045,419	2,622,122
Net assets at beginning of year	112,500,670	117,393,537	452,364,423	449,742,301
Net assets at end of period*	$110,109,840	$112,500,670	$454,409,842	$452,364,423
* including undistributed net investment income of	$1,145,696	$–	$3,375,112	$–

Advantus Series Fund, Inc.

Statements of Changes in Net Assets – continued

Six months ended June 30, 2011 and year ended December 31, 2010
(Unaudited)

	International Bond Portfolio		Index 400 Mid-Cap Portfolio
	2011	2010	2011	2010
Operations:
Investment income – net	$2,363,807	$4,527,914	$693,651	$1,169,432
Net realized gains (losses) on investments	5,051,892	1,330,164	4,055,260	7,218,115
Net change in unrealized appreciation or depreciation of investments	(545,364)	7,660,966	10,145,328	29,646,845
Net increase in net assets resulting from operations	6,870,335	13,519,044	14,894,239	38,034,392
Capital share transactions (note 6):
Proceeds from sales
Class 1	66,313	148,914	47,152	70,252
Class 2	4,248,000	8,771,392	2,131,024	13,337,022
Payments for redemption of shares
Class 1	(28,716)	(19,128)	(8,658)	(11,644)
Class 2	(3,677,628)	(6,678,601)	(12,745,960)	(15,121,566)
Increase (decrease) in net assets from capital share transactions	607,969	2,222,577	(10,576,442)	(1,725,936)
Total increase (decrease) in net assets	7,478,304	15,741,621	4,317,797	36,308,456
Net assets at beginning of year	111,978,008	96,236,387	182,703,909	146,395,453
Net assets at end of period*	$119,456,312	$111,978,008	$187,021,706	$182,703,909
* including undistributed (excess of distributions over) net investment income of	$1,907,921	$(455,886)	$693,651	$–

See accompanying notes to financial statements.

	Real Estate Securities Portfolio
	2011	2010
Operations:
Investment income – net	$1,052,734	$847,981
Net realized gains (losses) on investments	3,806,963	12,703,765
Net change in unrealized appreciation or depreciation of investments	4,744,029	10,404,969
Net increase in net assets resulting from operations	9,603,726	23,956,715
Capital share transactions (note 6):
Proceeds from sales
Class 1	87,800	143,001
Class 2	1,005,259	2,494,555
Payments for redemption of shares
Class 1	(3,161)	(18,222)
Class 2	(5,776,087)	(12,620,362)
Increase (decrease) in net assets from capital share transactions	(4,686,189)	(10,001,028)
Total increase (decrease) in net assets	4,917,537	13,955,687
Net assets at beginning of year	102,108,837	88,153,150
Net assets at end of period*	$107,026,374	$102,108,837
* including undistributed (excess of distributions over) net investment income of	$1,052,734	$–

Advantus Series Fund, Inc.
Notes to Financial Statements

June 30, 2011
(Unaudited)

(1)  Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities.) Each Portfolio is diversified except for the International Bond Portfolio. The Fund's prospectus provides a detailed description of each Portfolio's investment objective, policies and strategies. The Portfolios issue two classes of shares: Class 1 and Class 2, except for the Money Market Portfolio which only issues one class of shares (Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issue of Class 1 shares until February 11, 2008). Class 2 shares and shares of the Money Market Portfolio are subject to a Rule 12b-1 fee that Class 1 shares are not. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class 1 and Class 2 shares. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company's ("Minnesota Life") separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)  Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. ("Advantus Capital") Valuation Committee under the supervision of the Fund's Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Portfolio's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio's share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at fair value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the highest-cost basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities. Repurchase agreements are carried at fair value obtained from an independent pricing source. At June 30, 2011, no Portfolios were invested in repurchase agreements.

Federal Taxes

Each Portfolio's policy is to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each Portfolio within the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio's policy is to make the required minimum distributions prior to December 31, in order to avoid Federal excise tax.

Management has analyzed the Funds' tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2010, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for the 2007, 2008 and 2009 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

For federal income tax purposes, the following Portfolios had capital loss carryovers at December 31, 2010 which are available to offset future capital gains, if any. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire:

	Carryover expiring in:
Portfolio	2015	2016	2017	2018
Bond	$–	$15,640,574	$18,343,698	$–
Money Market	–	–	34,934	–
Mortgage Securities	41,705	7,319,303	11,322,909	6,867,362
Index 500	–	–	–	–
International Bond	–	–	–	–
Index 400 Mid-Cap	–	–	–	–
Real Estate Securities	–	–	9,533,962	–

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Portfolios.

Distributions to Shareholders

Distributions to shareholders from net investment income for the Money Market Portfolio are declared daily and reinvested at month-end in additional shares of capital stock. For Portfolios other than the Money Market Portfolio, distributions from net investment income and realized gains, if any, will generally be declared and

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

reinvested in additional shares on an annual basis. The Fund (excluding the Money Market Portfolio) uses consent dividends in place of regular distributions.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2011, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $32,843,307 and $16,833,191, respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

(3) Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary or securities lending collateral investments in short-term securities, for the period ended June 30, 2011 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
Bond	$85,970,324	$92,147,918	$428,478,473	$392,548,673
Mortgage Securities	4,846,126	5,601,761	150,439,287	142,009,791
Index 500	5,950,201	32,583,443	–	–
International Bond	15,551,058	10,841,497	–	–
Index 400 Mid-Cap	9,966,936	18,512,116	–	–
Real Estate Securities	26,659,638	25,915,347	–	–

*Includes U.S. government-sponsored enterprise securities

(4)  Expenses and Related Party Transactions

The Portfolios have an investment advisory agreement with Advantus Capital Management, Inc. ("Advantus Capital"), a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Advantus Capital manages the Portfolio's investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Portfolio of the Fund pays Advantus Capital an annual fee, based on average daily net assets, in the following amounts:

Annual Fee on Net Assets
Bond	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Money Market	.30% of net assets to $1 billion; and .25% of net assets exceeding $1 billion

Mortgage Securities	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Index 500	.15% of net assets to $1 billion; and .10% of net assets exceeding $1 billion

International Bond	.60% of net assets to $1 billion; and .55% of net assets exceeding $1 billion

Index 400 Mid-Cap	.15% of net assets to $1 billion; .10% of net assets exceeding $1 billion

Real Estate Securities	.70% of net assets to $1 billion; and .65% of net assets exceeding $1 billion

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Advantus Capital has a sub-advisory agreement with Franklin Advisers, Inc. (the "Sub-Advisor), a registered investment advisor for the International Bond Portfolio, under which Advantus Capital paid the Sub-Advisor an annual fee of 0.37% based on average daily net assets.

The Fund bears certain other operating expenses including independent directors' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Fund's Chief Compliance Officer, and other miscellaneous expenses. Each Portfolio will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Portfolio will be allocated based upon the proportionate daily net assets of each Portfolio.

Administrative Services Fee

Each Portfolio pays an administrative services fee to Minnesota Life for accounting, legal and other administrative services which Minnesota Life provides. Administrative service fees for accounting fees are allocated to the portfolios as determined by the providers based on time and effort. Total monthly fees by portfolio range from $1,505 to $3,025. Legal services for each portfolio are $1,333 per month.

Accounting Services

The Fund has an agreement with State Street Bank and Trust Company (State Street) in which State Street provides daily fund accounting and investment administration services. In 2011, these fees ranged from 0.01% to 0.03% of net assets depending on the size and makeup of the portfolio. The fees are based upon a calculation of a number of factors including base fees, size of assets, out of pocket expenses and certain other fees.

Distribution Fees

The Fund has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares and its Money Market Portfolio ("covered Portfolios"). Each covered Portfolio pays distribution fees at the annual rate of 0.25% of the average daily net assets of the Covered Portfolio. These fees are paid out of the Covered Portfolio's assets, which reduces a Covered Portfolio's net assets as do other Covered Portfolio expenses. The fees are paid to Securian Financial Services, Inc. (Securian), the Fund's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Portfolio's shares. Securian may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

Net Investment Income Maintenance Agreement for the Money Market Portfolio

Effective October 29, 2009, an amended and restated net investment income maintenance agreement was approved on behalf of the Money Market Portfolio. Under this agreement, Advantus Capital has agreed to waive, reimburse or pay the Money Market Portfolio's investment advisory and other expenses, and Securian Financial has agreed to waive the Money Market Portfolio's Rule 12b-1 fees, so that the Portfolio's daily net investment income does not fall below zero. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Portfolio's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Portfolio unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Portfolio. For the period ended June 30, 2011, the advisory, 12b-1 distribution and other fee waivers totaled $155,072, $129,226 and $13,524 respectively. These amounts are reflected as fees waived in the accompanying Statement of Operations. As of June 30, 2011, Advantus Capital and Securian Financial have collectively waived a cumulative total of $1,119,786 pursuant to the agreement.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(5)  Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At June 30, 2011, investments in securities of Bond and Mortgage Securities Portfolios include issues that are illiquid. The aggregate values of illiquid securities held by Bond and Mortgage Securities Portfolios were $14,468,158 and $3,577,025, respectively, which represent 3.9% and 3.2% of net assets, respectively. Pursuant to guidelines adopted by the Fund's Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(6)  Capital Share Transactions

Transactions in shares of the Portfolios for the period ended June 30, 2011 and December 31, 2010 were as follows:

	Bond – Class 1		Bond – Class 2
	2011	2010	2011	2010
Sold	39,114	79,287	2,824,106	9,260,474
Redeemed	(17,819)	(11,068)	(8,947,396)	(17,055,284)
	21,295	68,219	(6,123,290)	(7,794,810)
	Money Market
	2011	2010
Sold	9,431,206	38,684,022
Issued for reinvested distributions	–	34,564
Redeemed	(15,304,458)	(46,153,570)
	(5,873,252)	(7,434,984)
	Mortgage Securities Class 1		Mortgage Securities Class 2
	2011	2010	2011	2010
Sold	23,979	53,863	413,705	1,255,005
Redeemed	(17,780)	(7,251)	(4,252,893)	(9,429,587)
	6,199	46,612	(3,839,188)	(8,174,582)
	Index 500 – Class 1		Index 500 – Class 2
	2011	2010	2011	2010
Sold	20,502	39,414	2,968,496	2,389,943
Redeemed	(2,350)	(15,960)	(8,187,678)	(16,799,827)
	18,152	23,454	(5,219,182)	(14,409,884)

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(6)  Capital Share Transactions – (continued)

	International Bond – Class 1		International Bond – Class 2
	2011	2010	2011	2010
Sold	30,408	73,207	1,985,664	4,390,666
Redeemed	(13,128)	(9,392)	(1,695,273)	(3,332,731)
	17,280	63,815	290,391	1,057,935
	Index 400 Mid-Cap – Class 1		Index 400 Mid-Cap – Class 2
	2011	2010	2011	2010
Sold	20,552	37,385	924,601	7,246,272
Redeemed	(3,741)	(6,172)	(5,582,245)	(8,042,781)
	16,811	31,213	(4,657,644)	(796,509)
	Real Estate – Class 1		Real Estate – Class 2
	2011	2010	2011	2010
Sold	33,411	63,004	392,126	1,131,251
Redeemed	(1,210)	(8,157)	(2,215,635)	(5,856,017)
	32,201	54,847	(1,823,509)	(4,724,766)

(7) Fair Value Measurement

The Fund has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical investments. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of an investment. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, written options and swap contracts.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(7) Fair Value Measurement – (continued)

The following is a summary of the levels used as of June 30, 2011, in valuing the Portfolio's assets and liabilities:

	Fair Value Measurement at June 30, 2011 using
Fund	Level 1	Level 2	Level 3	Total
Bond
Assets
Government Obligations	$–	$197,611,281	$–	$197,611,281
Asset-Backed	–	21,578,254	1,470,933	23,049,187
Other Mortgage-Backed	–	34,300,452	26,775	34,327,227
Corporate Obligations	–	105,253,287	–	105,253,287
Investment Companies	38,094,907	–	–	38,094,907
Total Investments	38,094,907	358,743,274	1,497,708	398,335,889
Liabilities
Other Financial Instruments**
Futures Contracts	(14,503)	–	–	(14,503)
Money Market
Assets
Commercial Paper	–	37,742,647	–	37,742,647
Corporate Notes	–	15,014,621	–	15,014,621
U.S. Government Obligations	–	36,498,317	–	36,498,317
Other Short-Term Investments	–	6,368,616	–	6,368,616
Investment Companies	6,103,242	–	–	6,103,242
Total Investments	6,103,242	95,624,201	–	101,727,443
Mortgage Securities
Assets
Government Obligations	–	94,770,962	–	94,770,962
Asset-Backed	–	5,348,571	937,510	6,286,081
Other Mortgage-Backed	–	7,532,592	642,295	8,174,887
Investment Companies	18,250,495	–	–	18,250,495
Total Investments	18,250,495	107,652,125	1,579,805	127,482,425
Index 500
Assets
Common Stocks*	438,592,708	–	–	438,592,708
Investment Companies	15,607,036	–	–	15,607,036
Total Investments	454,199,744	–	–	454,199,744
Other Financial Instruments**
Futures Contracts	524,316	–	–	524,316

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(7) Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2011 using
Fund	Level 1	Level 2	Level 3	Total
International Bond
Assets
Long Term Debt Securities
Argentina	$–	$1,467,138	$–	$1,467,138
Australia	–	11,615,334	–	11,615,334
Brazil	–	7,611,932	–	7,611,932
France	–	1,288,665	–	1,288,665
Great Britain	–	423,474	–	423,474
Hungary	–	2,855,423	–	2,855,423
Indonesia	–	8,011,847	–	8,011,847
Israel	–	33,367	–	33,367
Lithuania	–	2,396,650	–	2,396,650
Malaysia	–	1,794,603	–	1,794,603
Mexico	–	8,259,354	–	8,259,354
Netherlands	–	1,868,200	–	1,868,200
Philippines	–	183,527	–	183,527
Poland	–	9,350,050	–	9,350,050
Qatar	–	896,088	–	896,088
Russia	–	3,633,692	–	3,633,692
South Africa	–	2,370,737	–	2,370,737
South Korea	–	13,407,690	–	13,407,690
Sri Lanka	–	–	2,051,381	2,051,381
Supra-National	–	780,646	–	780,646
Sweden	–	2,934,293	–	2,934,293
Ukraine	–	427,425	–	427,425
United Arab Emirates	–	898,700	–	898,700
United States	–	2,940,404	–	2,940,404
Venezuela	–	801,088	–	801,088
Vietnam	–	915,200	–	915,200
Short Term Debt Securities
Egypt	–	4,523,762	140,250	4,664,012
Great Britain	–	2,787,116	2,479,444	5,266,560
Israel	–	2,029,102	641,750	2,670,852
Malaysia	–	3,541,366	–	3,541,366
Norway	–	4,327,247	–	4,327,247
Philippines	–	86,900	7,250	94,150
Poland	–	147,237	–	147,237
Sri Lanka	–	–	1,277	1,277
Sweden	–	–	2,253,824	2,253,824
United States	–	1,220,000	–	1,220,000
Investment Companies	3,962,971	–	–	3,962,971
Total Investments	3,962,971	105,828,257	7,575,176	117,366,404

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(7) Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2011 using
Fund	Level 1	Level 2	Level 3	Total
Liabilities
Other Financial Instruments**
Forward Foreign Currency Contracts	–	(631,815)	–	(631,815)
Index 400 Mid-Cap
Assets
Common Stocks*	183,532,656	—	—	183,532,656
Investment Companies	3,933,171	—	—	3,933,171
Total Investments	187,465,827	—	—	187,465,827
Other Financial Instruments**
Futures Contracts	133,288	—	—	133,288
Real Estate Securities
Assets
Common Stocks*	105,980,344	—	—	105,980,344
Preferred Stocks	512,500	—	—	512,500
Investment Companies	31,440	—	—	31,440
Total Investments	106,524,284	—	—	106,524,284

*  For additional details on investments in securities, see Schedule of Investments in Securities.

**  Investments in Securities in Other Financial Instruments are derivative instruments reflected in the notes to the Schedule of Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using a discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(7) Fair Value Measurement – (continued)

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Long-term debt securities comprised of Foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Corporate obligations comprised of U.S. corporate and foreign corporate securities – These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Long-term and short-term debt securities comprised of foreign government and state and political securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

For the period ended June 30, 2011, it has been determined that no significant transfers between Levels 1 and 2 occurred.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(7) Fair Value Measurement – (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ending June 30, 2011, is as follows:

Portfolio	Beginning balance 12/31/2010	Net purchases (sales)	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3	Transfers out of Level 3	Ending Balance 06/30/2011
Bond
Asset-Backed	$1,142,426	$(45,927)	$1	$374,433	$–	$–	$1,470,933
Other Mortgage Backed	1,421,880	(1,484,975)	8,168	81,702	–	–	26,775
Total	2,564,306	(1,530,902)	8,169	456,135	–	–	1,497,708
Mortgage Securities
Asset-Backed	862,287	(105,126)	1	180,348	–	–	937,510
Other Mortgage Backed	1,052,193	(394,407)	(426)	(15,065)	–	–	642,295
Total	1,914,480	(499,533)	(425)	165,283	–	–	1,579,805
International Bond
Egypt	361,473	(226,162)	6,280	7,659	–	9,000	140,250
Great Britain	–	2,466,138	6,309	6,997	–	–	2,479,444
Israel	1,297,346	–	6,879	27,099	–	689,574	641,750
Malaysia	756,258	–	–	–	–	756,258	–
Philippines	47,803	7,193	63	(5)	–	47,804	7,250
Sri Lanka	2,008,612	508	3,173	40,391	–	26	2,052,658
Sweden	–	2,239,402	13,481	941	–	–	2,253,824
Total	4,471,492	4,487,079	36,185	83,082	–	1,502,662	7,575,176

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the year. Transfers in or out of level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the pricing level occurred from the beginning to the end of the period.

(8) Derivative Instruments Reporting

The Fund provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. The derivative instruments outstanding as of period end are disclosed in the Notes to Schedule of Investments.

Equity derivatives were purchased or sold to generally manage the Index Portfolios' liquidity and to attempt to replicate intended stock investments to maintain a fully invested Portfolio.

Interest rate derivatives are used both to manage the average duration of a Portfolio's fixed income portfolio, as well as, to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes on a Portfolios' current or intended investments in foreign securities, as well as, to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(8) Derivative Instruments Reporting – (continued)

The tables below detail the risk exposure of each of the Portfolios from derivative instruments:

				Risk Exposure
Portfolio	Instrument Type	Total Value at June 30, 2011	Statement of Assets and Liabilities Location	Equity	Interest Rate	Foreign Exchange
Bond	Futures	$(14,503)	Variation margin receivable*	$–	$(14,503)	$–
Money Market	–	–	–	–	–	–
Mortgage Securities	–	–	–	–	–	–
Index 500	Futures	524,316	Variation margin receivable*	524,316	–	–
International Bond	Foreign Currency Forwards	(631,815)	Unrealized appreciation/ depreciation on forward foreign currency contracts	–	–	(631,815)
Index 400 Mid-Cap	Futures	133,288	Variation margin receivable*	133,288	–	–
Real Estate Securities	–	–	–	–	–	–
Total		$11,286		$657,604	$(14,503)	$(631,815)
				Realized Gain (Loss) on Derivatives Recognized in Income
Portfolio	Instrument Type	Total Value at June 30, 2011	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
Bond	Futures	$(583,883)	Net realized gains (losses) from futures transactions	$–	$(583,883)	$–
Money Market	–	–	–	–	–	–
Mortgage Securities	–	–	–	–	–	–
Index 500	Futures	849,333	Net realized gains (losses) from futures transactions	849,333	–	–
International Bond	Foreign Currency Forwards	2,473,425	Net realized gains (losses) from foreign currency transactions	–	–	2,473,425
Index 400 Mid-Cap	Futures	240,300	Net realized gains (losses) from futures transactions	240,300	–	–
Real Estate Securities		–		–	–	–
Total		$2,979,175		$1,089,633	$(583,883)	$2,473,425

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(8) Derivative Instruments Reporting – (continued)

				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Portfolio	Instrument Type	Total Value at June 30, 2011	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
Bond	Futures	$347,552	Net change in unrealized appreciation (depreciation) on futures transactions	$–	$347,552	$–
Money Market	–	–	–	–	–	–
Mortgage Securities	–	–	–	–	–	–
Index 500	Futures	375,577	Net change in unrealized appreciation (depreciation) on futures transactions	375,577	–	–
International Bond	Foreign Currency Forwards	(2,480,707)	Net change in unrealized appreciation (depreciation) on foreign currencies	–	–	(2,480,707)
Index 400 Mid-Cap	Futures	68,867	Net change in unrealized appreciation (depreciation) on futures transactions	68,867	–	–
Real Estate Securities		–		–	–	–
Total		$(1,688,711)		$444,444	$347,552	$(2,480,707)

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to the Schedules of Investments in Securities. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

(9) Subsequent Events

At a Board of Directors meeting held July 28, 2011, a reorganization agreement was approved (subject to Fund shareholder approval) under which each Portfolio of the Fund will be reorganized as a separate portfolio of Securian Funds Trust, a newly formed Delaware statutory trust. The successor portfolios will have the same investment adviser, investment objectives, principal strategies and risks as the corresponding predecessor Portfolios, and portfolio expenses are not expected to increase as a result of the reorganization. A meeting of shareholders to consider the proposal is scheduled to occur in the fall of 2011. If necessary approvals are obtained, the proposed reorganization will likely take effect near the end of 2011 or early in 2012, although the date may be adjusted.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights

Bond Portfolio

	Class 1 Shares
	Period from January 1, 2011 to June 30, 2011		For the year ended December 31,		Period from February 11, 2008(c) to December 31,
	(unaudited)		2010	2009	2008
Net asset value, beginning of period	$1.736		$1.583	$1.370	$1.580
Income from investment operations:
Net investment income (d)	0.023		0.067	0.077	0.070
Net gains (losses) on securities (both realized and unrealized)	0.041		0.086	0.136	(0.280)
Total from investment operations	0.064		0.153	0.213	(0.210)
Net asset value, end of period	$1.800		$1.736	$1.583	$1.370
Total return (a)	3.63%		9.69%	15.85%	(13.53)%
Net assets, end of period (in thousands)	$382		$331	$194	$115
Ratios to average net assets:
Expenses (e)	0.50	%(b)	0.50%	0.51%	0.50	%(b)
Net investment income	2.63	%(b)	3.94%	5.27%	5.35	%(b)
Portfolio turnover rate (excluding short-term securities)	135.8%		247.1%	266.4%	229.6%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(d)  Based on average shares outstanding during the year.

(e)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Bond Portfolio

	Class 2 Shares
	Period from January 1, 2011 to June 30, 2011		Year ended December 31,
	(unaudited)		2010	2009	2008	2007		2006
Net asset value, beginning of period	$1.727		$1.579	$1.370	$1.580	$1.540		$1.480
Income from investment operations:
Net investment income (d)	0.021		0.064	0.073	0.080	0.080		0.070
Net gains (losses) on securities (both realized and unrealized)	0.041		0.084	0.136	(0.290)	(0.040)		(0.010)
Total from investment operations	0.062		0.148	0.209	(0.210)	0.040		0.060
Net asset value, end of period	$1.789		$1.727	$1.579	$1.370	$1.580		$1.540
Total return (a)	3.50%		9.41%	15.57%	(13.52)%	2.29	%(c)	4.66%
Net assets, end of period (in thousands)	$367,950		$365,923	$346,750	$334,782	$406,106		$366,077
Ratios to average net assets:
Expenses (e)	0.75	%(b)	0.75%	0.76%	0.75%	0.73%		0.74%
Net investment income	2.39	%(b)	3.79%	5.04%	5.10%	5.18%		4.92%
Portfolio turnover rate (excluding short-term securities)	135.8%		247.1%	266.4%	229.6%	89.6%		90.2%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  In 2007, 0.10% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with Securian Financial Group related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program. Excluding this unrealized gain, the total return would have been 2.19%.

(d)  Based on average shares outstanding during the year.

(e)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Money Market Portfolio

	Period from January 1, 2011 to June 30, 2011		Year ended December 31,
	(unaudited)		2010		2009		2008	2007	2006
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income from investment operations:
Net investment income (d)	–		–		0.003		0.020	0.040	0.040
Total from investment operations	–		–		0.003		0.020	0.040	0.040
Dividends from net investment income	–		–	(c)	(0.003)		(0.020)	(0.040)	(0.040)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Total return (a)	–%		0.03%		0.27%		1.95%	–%	4.36%
Net assets, end of period (in thousands)	$101,027		$106,901		$114,369		$149,089	$133,217	$113,487
Ratios to average net assets:
Expenses before waiver (e)	0.74	%(b)	0.78%		0.77%		0.68%	0.68%	0.71%
Expenses net of waiver (e)	0.16	%(b)(f)	0.23	%(f)	0.65	%(f)	0.68%	0.68%	0.71%
Net investment income	–%		–%		0.32%		1.88%	4.51%	4.31%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  Amount represents less than $0.0005 per share.

(d)  Based on average shares outstanding during the year.

(e)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Mortgage Securities Portfolio

	Class 1 Shares
	Period from January 1, 2011 to June 30, 2011		For the year ended December 31,		Period from February 11, 2008(c) to December 31,
	(unaudited)		2010	2009	2008
Net asset value, beginning of period	$1.587		$1.482	$1.370	$1.580
Income from investment operations:
Net investment income (d)	0.019		0.048	0.068	0.070
Net gains (losses) on securities (both realized and unrealized)	0.037		0.057	0.044	(0.280)
Total from investment operations	0.056		0.105	0.112	(0.210)
Net asset value, end of period	$1.643		$1.587	$1.482	$1.370
Total return (a)	3.67%		7.02%	8.32%	(13.32)%
Net assets, end of period (in thousands)	$173		$157	$78	$49
Ratios to average net assets:
Expenses (e)	0.61	%(b)	0.62%	0.66%	0.56	%(b)
Net investment income	2.34	%(b)	3.08%	4.78%	5.43	%(b)
Portfolio turnover rate (excluding short-term securities)	135.5%		252.0%	209.6%	127.5%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(d)  Based on average shares outstanding during the year.

(e)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Mortgage Securities Portfolio

	Class 2 Shares
	Period from January 1, 2011 to June 30, 2011		Year ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.579		$1.479	$1.370	$1.570	$1.520	$1.450
Income from investment operations:
Net investment income (c)	0.016		0.046	0.066	0.080	0.080	0.080
Net gains (losses) on securities (both realized and unrealized)	0.038		0.054	0.043	(0.280)	(0.030)	(0.010)
Total from investment operations	0.054		0.100	0.109	(0.200)	0.050	0.070
Net asset value, end of period	$1.633		$1.579	$1.479	$1.370	$1.570	$1.520
Total return (a)	3.55%		6.76%	8.05%	(12.97)%	3.19%	5.34%
Net assets, end of period (in thousands)	$109,937		$112,343	$117,316	$132,613	$187,180	$191,993
Ratios to average net assets:
Expenses (d)	0.86	%(b)	0.87%	0.91%	0.81%	0.76%	0.76%
Net investment income	2.07	%(b)	3.00%	4.65%	5.18%	5.44%	5.49%
Portfolio turnover rate (excluding short-term securities)	135.5%		252.0%	209.6%	127.5%	87.8%	89.4%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  Based on average shares outstanding during the year.

(d)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Index 500 Portfolio

	Class 1 Shares
	Period from January 1, 2011 to June 30, 2011		For the year ended December 31,		Period from February 11, 2008(c) to December 31,
	(unaudited)		2010	2009	2008
Net asset value, beginning of period	$4.384		$3.818	$3.030	$4.400
Income from investment operations:
Net investment income (d)	0.040		0.072	0.065	0.060
Net gains (losses) on securities (both realized and unrealized)	0.218		0.494	0.723	(1.430)
Total from investment operations	0.258		0.566	0.788	(1.370)
Net asset value, end of period	$4.642		$4.384	$3.818	$3.030
Total return (a)	5.89%		14.82%	26.18%	(31.26)%
Net assets, end of period (in thousands)	$351		$252	$130	$24
Ratios to average net assets:
Expenses (e)	0.22	%(b)	0.22%	0.23%	0.22	%(b)
Net investment income	1.74	%(b)	1.82%	1.93%	2.10	%(b)
Portfolio turnover rate (excluding short-term securities)	1.3%		4.1%	6.7%	4.6%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(d)  Based on average shares outstanding during the year.

(e)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Index 500 Portfolio

	Class 2 Shares
	Period from January 1, 2011 to June 30, 2011		Year ended December 31,
	(unaudited)		2010	2009	2008	2007		2006
Net asset value, beginning of period	$4.362		$3.809	$3.030	$4.820	$4.590		$3.980
Income from investment operations:
Net investment income (c)	0.034		0.061	0.058	0.080	0.070		0.080
Net gains (losses) on securities (both realized and unrealized)	0.217		0.492	0.721	(1.870)	0.160		0.530
Total from investment operations	0.251		0.553	0.779	(1.790)	0.230		0.610
Net asset value, end of period	$4.613		$4.362	$3.809	$3.030	$4.820		$4.590
Total return (a)	5.76%		14.54%	25.87%	(37.21)%	5.02	%(d)	15.23%
Net assets, end of period (in thousands)	$454,059		$452,113	$449,613	$372,627	$637,194		$669,976
Ratios to average net assets:
Expenses (e)	0.47	%(b)	0.47%	0.48%	0.47%	0.48%		0.49%
Net investment income	1.48	%(b)	1.55%	1.81%	1.85%	1.52%		1.83%
Portfolio turnover rate (excluding short-term securities)	1.3%		4.1%	6.7%	4.6%	3.5%		3.6%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  Based on average shares outstanding during the year.

(d)  In 2007, 0.23% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with Securian Financial Group related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program. Excluding this unrealized gain, the total return would have been 4.79%.

(e)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

International Bond Portfolio

	Class 1 Shares
	Period from January 1, 2011 to June 30, 2011		For the year ended December 31,		Period from February 11, 2008(c) to December 31,
	(unaudited)		2010	2009	2008
Net asset value, beginning of period	$2.116		$1.853	$1.570	$1.540
Income from investment operations:
Net investment income (d)	0.047		0.094	0.070	0.050
Net gains (losses) on securities (both realized and unrealized)	0.084		0.169	0.213	(0.020)
Total from investment operations	0.131		0.263	0.283	0.030
Net asset value, end of period	$2.247		$2.116	$1.853	$1.570
Total return (a)	6.20%		14.19%	17.85%	2.34%
Net assets, end of period (in thousands)	$350		$293	$138	$60
Ratios to average net assets:
Expenses (e)	0.94	%(b)	0.95%	0.99%	1.00	%(b)
Net investment income	4.36	%(b)	4.65%	4.08%	3.38	%(b)
Portfolio turnover rate (excluding short-term securities)	12.2%		11.0%	56.5%	103.8%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(d)  Based on average shares outstanding during the year.

(e)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

International Bond Portfolio

	Class 2 Shares
	Period from January 1, 2011 to June 30, 2011		Year ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$2.105		$1.848	$1.570	$1.510	$1.380	$1.330
Income from investment operations:
Net investment income (c)	0.044		0.086	0.065	0.050	0.030	–
Net gains on securities (both realized and unrealized)	0.084		0.171	0.213	0.010	0.100	0.050
Total from investment operations	0.128		0.257	0.278	0.060	0.130	0.050
Net asset value, end of period	$2.233		$2.105	$1.848	$1.570	$1.510	$1.380
Total return (a)	6.06%		13.90%	17.56%	4.23%	9.43%	3.99%
Net assets, end of period (in thousands)	$119,106		$111,685	$96,098	$93,006	$83,407	$62,683
Ratios to average net assets:
Expenses (d)	1.19	%(b)	1.19%	1.23%	1.25%	1.18%	1.16%
Net investment income	4.11	%(b)	4.28%	3.82%	3.13%	2.17%	2.70%
Portfolio turnover rate (excluding short-term securities)	12.2%		11.0%	56.5%	103.8%	139.3%	225.7%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  Based on average shares outstanding during the year.

(d)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Index 400 Mid-Cap Portfolio

	Class 1 Shares
	Period from January 1, 2011 to June 30, 2011		For the year ended December 31,		Period from February 11, 2008(c) to December 31,
	(unaudited)		2010	2009	2008
Net asset value, beginning of period	$2.168		$1.717	$1.260	$1.840
Income from investment operations:
Net investment income (d)	0.011		0.019	0.018	0.020
Net gains (losses) on securities (both realized and unrealized)	0.172		0.432	0.439	(0.600)
Total from investment operations	0.183		0.451	0.457	(0.580)
Net asset value, end of period	$2.351		$2.168	$1.717	$1.260
Total return (a)	8.43%		26.24%	36.77%	(31.84)%
Net assets, end of period (in thousands)	$234		$179	$88	$24
Ratios to average net assets:
Expenses (e)	0.27	%(b)	0.31%	0.34%	0.32	%(b)
Net investment income	1.00	%(b)	1.02%	1.22%	1.33	%(b)
Portfolio turnover rate (excluding short-term securities)	5.4%		13.2%	20.2%	24.0%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(d)  Based on average shares outstanding during the year.

(e)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Index 400 Mid-Cap Portfolio

	Class 2 Shares
	Period from January 1, 2011 to June 30, 2011		Year ended December 31,
	(unaudited)		2010	2009	2008	2007		2006
Net asset value, beginning of period	$2.157		$1.713	$1.260	$1.980	$1.840		$1.680
Income from investment operations:
Net investment income (d)	0.008		0.014	0.014	0.020	0.020		0.020
Net gains (losses) on securities (both realized and unrealized)	0.172		0.430	0.439	(0.740)	0.120		0.140
Total from investment operations	0.180		0.444	0.453	(0.720)	0.140		0.160
Net asset value, end of period	$2.337		$2.157	$1.713	$1.260	$1.980		$1.840
Total return (a)	8.30%		25.93%	36.43%	(36.54)%	7.44	%(c)	9.78%
Net assets, end of period (in thousands)	$186,788		$182,525	$146,307	$112,397	$167,993		$145,021
Ratios to average net assets:
Expenses (e)	0.52	%(b)	0.56%	0.60%	0.57%	0.53%		0.56%
Net investment income	0.74	%(b)	0.74%	1.01%	1.08%	1.21%		1.02%
Portfolio turnover rate (excluding short-term securities)	5.4%		13.2%	20.2%	24.0%	22.8%		15.5%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  In 2007, 0.32% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with Securian Financial Group related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program. Excluding this unrealized gain, the total return would have been 7.12%.

(d)  Based on average shares outstanding during the year.

(e)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Real Estate Securities Portfolio

	Class 1 Shares
	Period from January 1, 2011 to June 30, 2011		For the year ended December 31,		Period from February 11, 2008(c) to December 31,
	(unaudited)		2010	2009	2008
Net asset value, beginning of period	$2.482		$1.920	$1.540	$2.260
Income from investment operations:
Net investment income (d)	0.030		0.030	0.044	0.040
Net gains (losses) on securities (both realized and unrealized)	0.210		0.532	0.336	(0.760)
Total from investment operations	0.240		0.562	0.380	(0.720)
Net asset value, end of period	$2.722		$2.482	$1.920	$1.540
Total return (a)	9.70%		29.23%	24.90%	(31.97)%
Net assets, end of period (in thousands)	$425		$308	$133	$38
Ratios to average net assets:
Expenses (e)	0.90	%(b)	0.94%	0.99%	0.92	%(b)
Net investment income	2.31	%(b)	1.38%	2.85%	2.23	%(b)
Portfolio turnover rate (excluding short-term securities)	24.7%		66.9%	67.1%	43.6%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(d)  Based on average shares outstanding during the year.

(e)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Real Estate Securities Portfolio

	Class 2 Shares
	Period from January 1, 2011 to June 30, 2011		Year ended December 31,
	(unaudited)		2010	2009	2008	2007		2006
Net asset value, beginning of period	$2.469		$1.915	$1.540	$2.410	$2.860		$2.190
Income from investment operations:
Net investment income (d)	0.026		0.020	0.039	0.040	0.070		0.070
Net gains (losses) on securities (both realized and unrealized)	0.210		0.534	0.336	(0.910)	(0.520)		0.600
Total from investment operations	0.236		0.554	0.375	(0.870)	(0.450)		0.670
Net asset value, end of period	$2.705		$2.469	$1.915	$1.540	$2.410		$2.860
Total return (a)	9.56%		28.91%	24.59%	(36.27)%	(15.76	)%(c)	30.63%
Net assets, end of period (in thousands)	$106,601		$101,801	$88,020	$71,421	$115,080		$147,021
Ratios to average net assets:
Expenses (e)	1.15	%(b)	1.19%	1.25%	1.17%	1.08%		1.10%
Net investment income	2.01	%(b)	0.90%	2.67%	1.98%	2.65%		2.90%
Portfolio turnover rate (excluding short-term securities)	24.7%		66.9%	67.1%	43.6%	37.3%		39.7%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  In 2007, 0.31% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with Securian Financial Group related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program. Excluding this unrealized gain, the total return would have been (16.07)%.

(d)  Based on average shares outstanding during the year.

(e)  In addition to fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Advantus Series Fund, Inc.
Fund Expense Examples

Fund Expenses Paid by Shareholders

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Fund does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Fund) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 through June 30, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Portfolios. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the portfolio you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare the 5% hypothetical example of the portfolios you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Advantus Series Fund, Inc.
Fund Expense Examples – continued

	Account Value
	Beginning of Period January 1, 2011	End of Period June 30, 2011	Expenses Paid During Period*	Expense Ratio During Period*
Bond Portfolio Class 1
Actual Return	$1,000.00	$1,036.30	$2.52	0.50%
Hypothetical return before expenses	$1,000.00	$1,022.32	$2.51	0.50%
Bond Portfolio Class 2
Actual Return	$1,000.00	$1,035.00	$3.78	0.75%
Hypothetical return before expenses	$1,000.00	$1,021.08	$3.76	0.75%
Money Market Portfolio
Actual Return	$1,000.00	$1,000.00	$0.79	0.16%
Hypothetical return before expenses	$1,000.00	$1,024.00	$0.80	0.16%
Mortgage Securities Portfolio Class 1
Actual Return	$1,000.00	$1,036.70	$3.08	0.61%
Hypothetical return before expenses	$1,000.00	$1,021.77	$3.06	0.61%
Mortgage Securities Portfolio Class 2
Actual Return	$1,000.00	$1,035.50	$4.34	0.86%
Hypothetical return before expenses	$1,000.00	$1,020.53	$4.31	0.86%
Index 500 Portfolio Class 1
Actual Return	$1,000.00	$1,058.90	$1.12	0.22%
Hypothetical return before expenses	$1,000.00	$1,023.70	$1.10	0.22%
Index 500 Portfolio Class 2
Actual Return	$1,000.00	$1,057.60	$2.40	0.47%
Hypothetical return before expenses	$1,000.00	$1,022.46	$2.36	0.47%
International Bond Portfolio Class 1
Actual Return	$1,000.00	$1,062.00	$4.81	0.94%
Hypothetical return before expenses	$1,000.00	$1,020.13	$4.71	0.94%
International Bond Portfolio Class 2
Actual Return	$1,000.00	$1,060.60	$6.08	1.19%
Hypothetical return before expenses	$1,000.00	$1,018.89	$5.96	1.19%
Index 400 Mid-Cap Portfolio Class 1
Actual Return	$1,000.00	$1,084.30	$1.40	0.27%
Hypothetical return before expenses	$1,000.00	$1,023.46	$1.35	0.27%

Advantus Series Fund, Inc.
Fund Expense Examples – continued

	Account Value
	Beginning of Period January 1, 2011	End of Period June 30, 2011	Expenses Paid During Period*	Expense Ratio During Period*
Index 400 Mid-Cap Portfolio Class 2
Actual Return	$1,000.00	$1,083.00	$2.69	0.52%
Hypothetical return before expenses	$1,000.00	$1,022.22	$2.61	0.52%
Real Estate Securities Portfolio Class 1
Actual Return	$1,000.00	$1,097.00	$4.68	0.90%
Hypothetical return before expenses	$1,000.00	$1,020.33	$4.51	0.90%
Real Estate Securities Portfolio Class 2
Actual Return	$1,000.00	$1,095.60	$5.98	1.15%
Hypothetical return before expenses	$1,000.00	$1,019.09	$5.76	1.15%

*  Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the one-half year period.

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Advantus Series Fund, Inc.
Proxy Voting and Quarterly Holdings Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that Advantus uses to vote proxies related to the Fund's portfolio securities is set forth in the Fund's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's website at www.sec.gov. The Fund will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Fund's proxy voting record for the 6 month period ended June 30 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Fund will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts

Each year, the Board of Directors votes on the renewal of the Fund's Investment Advisory Agreement with Advantus Capital Management, Inc. ("Advantus"). The Board most recently unanimously reapproved each Portfolio's Investment Advisory Agreement on January 27, 2011.

Fund directors receive a variety of information throughout the year about each Portfolio's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. The directors meet at least once each year with one or more members of each Portfolio's portfolio management team. Directors also receive frequent updates on industry developments and best practices, changes in Advantus' organization and staffing, brokerage allocation and other matters. The directors evaluated all information available to them on a Portfolio-by-Portfolio basis.

The directors also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met with alone with independent legal counsel.

Management Fee and Other Expenses

The directors evaluated a January 2010 report prepared by Lipper Analytical Service, Inc. ("Lipper") containing comparisons of each Portfolio's investment management, non-management and total expenses with industry peers independently selected by Lipper. The total expense information included in the 2010 report was compared with more recent, publicly available information for assurances that no material changes in such information have occurred. This information indicated that each Portfolio (except International Bond Portfolio) has total expenses that approximate or are less than peer group averages. It can be inferred from this information that each Portfolio's management fees continue to be less than the average management fee level of such Portfolio's Lipper peer group. International Bond Portfolio's total expenses remain somewhat higher than its peer group, but the directors believe this is predominantly due to such Portfolio's relatively smaller size. Each Portfolio's management fee contains fee level breakpoints that will result in lower advisory fees and total expenses for such Portfolio as and when the assets of such Portfolio grow above the stated level. Based on this information, the directors concluded that the advisory fee payable by each Portfolio to Advantus is fair and reasonable.

Fees Charged to Other Advisory Clients of Advantus

The directors observed that Advantus' advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Portfolio with a similar strategy. The directors concluded, however, that the higher fees charged to the Portfolios are justified by the additional services provided by Advantus in managing the Portfolios (including the provision of office facilities, officers, administration and compliance, the coordination of Fund board, committee and vendor functions, regulatory filings and the performance of most Fund operations).

Costs of Services Provided and Profitability to Advantus

The directors review quarterly Board reports on Advantus' profitability in managing each Portfolio. The directors recognized that comparative profitability information is not generally ascertainable. Nonetheless, the directors did not view Advantus' profitability from any Portfolio as excessive.

Investment Results

The directors review quarterly Board reports comparing each Portfolio's investment performance for the most recently completed calendar quarter and one, three, five and (where applicable) ten year periods then ended with Lipper peer groups and with one or more benchmark indices. The directors observed strong absolute and relative performance by each actively managed Portfolio during the most recent periods, which represented improved performance from prior periods for certain of the Portfolio's (notably the Bond, Mortgage Securities

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

and Real Estate Securities Portfolios). The directors also noted that the Index 500 and Index 400 Mid-Cap Portfolios continue to match the benchmark performance before expenses and that the Money Market Portfolio continues to emphasize high quality securities, continues to perform well in a universe with very compressed performance figures, but like nearly all money market funds (before fee and expense waivers), experienced negative investment returns in 2010.

Ancillary Benefits to Advantus and Its Affiliates

The directors also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The directors noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The directors also noted that Securian Financial Services, Inc. (the Fund's distributor) receives 12b-1 fees from the Portfolios. The directors also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Fund, in return for a reimbursement of costs it incurs in connection with its provision of such services. The directors also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Portfolios and Fund.

Nature, Extent and Quality of Services Provided by Advantus

In addition to investment management services, Advantus provides the Fund with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Fund services providers) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management directors, officers and employees of the Fund (except that each Portfolio pays an equitable share of the compensation expense of the Fund's Chief Compliance Officer). The directors considered the quality and scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Sub-Advisory Agreement with Franklin Advisers, Inc.

At the January 27, 2011 meeting, the directors also unanimously approved the continuance of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between Advantus and Franklin Advisers, Inc. ("Franklin") relating to International Bond Portfolio. In addition to the directors' review of International Bond Portfolio's investment performance and expense ratios, the directors also requested and evaluated other information, including a report on Franklin's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that International Bond Portfolio will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to Franklin reflected in the Fund's registration statement are complete and accurate, and assurance that Franklin will operate in full compliance with applicable laws, regulations and exemptive orders. The directors also reviewed a summary of Franklin's code of ethics and overall compliance program. The directors requested, but did not receive, an analysis of Franklin's profitability in managing the Portfolio. However, the directors noted that Advantus and Franklin are not affiliated and were assured by Advantus that the Sub-Advisory Agreement was negotiated on an "arm's-length" basis. The directors reviewed the terms of the Sub-Advisory Agreement and met in private session with independent legal counsel. Based on the foregoing factors, the directors concluded that approving the continuance of the Sub-Advisory Agreement with Franklin was in the best interest of International Bond Portfolio and its shareholders.

Advantus Series Fund, Inc.
Directors and Executive Officers

Under Minnesota law, the Board of Directors of the Fund has overall responsibility for managing the Fund in good faith and in a manner reasonably believed to be in the best interests of the Fund. The directors meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the performance of the Fund and its Portfolios. None of the current directors are considered "interested persons" (as defined in the Investment Company Act of 1940) of the Fund. These directors, because they are not interested persons of the Fund, are considered independent ("Independent Directors") and are not employees or officers of, and have no financial interest in, the Fund's investment adviser, Advantus Capital Management, Inc. or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Directors is required to be comprised of Independent Directors.

Only executive officers and other officers who perform policy-making functions with the Fund are listed. None of the directors is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Advantus Funds. Each director serves for an indefinite term, until his or her resignation, death or removal.

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Directors

Linda L. Henderson 1949	Director since January 25, 2007	Retired; Professional Advisor, Carlson School of Management, University of Minnesota, 2004 to May 2007; Senior Vice President, Director of Fixed Income Research and Strategies, RBC Dain Rauscher Investments, 1985 to 2004; Chartered Financial Analyst

William C. Melton 1947	Director since April 25, 2002	Founder and President of Melton Research Inc. since 1997; member of the Advisory Board of Macroeconomic Advisors LLC since 1998; member, Minneapolis StarTribune Board of Economists since 1986; member, State of Minnesota Council of Economic Advisors from 1988 to 1994; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Advantus Series Fund, Inc.
Directors and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Directors — continued

Dorothy J. Bridges* 1955	Director since December 28, 2004	President, Chief Executive Officer and Director, City First Bank of DC from September 2008 to June 30, 2011; President and Chief Executive Officer, Franklin National Bank of Minneapolis from 1999 to August 2008; member, Franklin National Bancorporation from 1999 to August 2008; member, Federal Reserve Bank's Consumer Advisory Council from 2006 to October 2008; Chairman, Community Bankers Council of the American Bankers Association; Vice Chair, Northwest Area Foundation Board of Directors since 2002; Director, Federal Reserve Bank of Minneapolis from 2007 to September 2008

Other Executive Officers(2)

David M. Kuplic 1957	President since July 28, 2011	Senior Vice President, Minnesota Life Insurance Company; Executive Vice President and Director, Advantus Capital Management, Inc.; President and Director, MCM Funding 1997-1, Inc.; President and Director, MCM Funding 1998-1, Inc.; Senior Vice President, Securian Financial Group, Inc.; President and Director, MIMLIC Funding, Inc.; Senior Vice President, Securian Life Insurance Company; President and Director, Marketview Properties, LLC; President and Director, Marketview Properties II, LLC

Advantus Series Fund, Inc.
Directors and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2) — continued

Gary M. Kleist 1959	Vice President and Treasurer since July 24, 2003	Financial Vice President and Director, Advantus Capital Management, Inc.; Second Vice President, Minnesota Life Insurance Company; Vice President and Secretary/Treasurer, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital); Financial Vice President, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Second Vice President, Securian Financial Group, Inc.; Second Vice President, Securian Life Insurance Company

Michael J. Radmer Dorsey & Whitney LLP 50 South Sixth Street Minneapolis, Minnesota 55402 1945	Secretary since April 16, 1998	Partner with the law firm of Dorsey & Whitney LLP

*  Ms. Bridges resigned as a director of the Fund effective July 29, 2011, in order to assume a new position as Senior Vice President of Community Development and Outreach with the Federal Reserve Bank of Minneapolis.

(1)  Unless otherwise noted, the address of each director and officer is the address of the Fund: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  Although not a 'corporate' officer of the Fund, Vicki L. Bailey, born in 1955, has served as the Fund's Chief Compliance Officer since July 2004. Ms. Bailey is also Vice President, Investment Law, Chief Compliance Officer and Secretary, Advantus Capital Management, Inc.; Vice President, Investment Law and Advantus Compliance Officer, Minnesota Life Insurance Company; Vice President and Secretary, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Vice President, Securian Financial Group, Inc.; Vice President, Securian Life Insurance Company; Director, Personal Finance Company LLC.

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This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Advantus Series Fund, Inc. ("Fund") if preceded or accompanied by (a) the current prospectus for the Fund and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

©2010 Advantus Series Fund, Inc. All rights reserved.

F34490 Rev 8-2011

ITEM 1.  REPORT TO STOCKHOLDERS.

Filed herewith.

ITEM 2.  CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of June 30, 2011, the board of directors of the registrant had determined that Dorothy J. Bridges, a member of the board’s audit committee, possessed the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and had designated Ms. Bridges as the audit committee’s financial expert.  Ms. Bridges was an “independent” director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.  Effective as of July 29, 2011, Ms. Bridges resigned from the registrant’s board of directors and the board’s audit committee.  A meeting of the registrant’s shareholders will be held on or about October 21, 2011, at which directors, including a successor to Ms. Bridges, will be elected.  It is expected that, following the election of directors at the shareholder meeting scheduled for October 21, 2011, the board of directors will designate a new director who possesses the technical attributes identified in Instruction 2(b) to form N-CSR, and who is an “independent” director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR,  as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I — Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of directors, the members of which are all directors who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent directors”).  The governance committee, which operates in accordance with a separate goverance committee charter approved by the board of directors, selects and recommends to the board of directors individuals for nomination as independent directors.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Advantus Capital Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the governance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the goverance committee determines which of the viable candidates should be presented to the board of directors for selection to become a member of the board of directors.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the goverance committee does not at present consider nominees recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                          Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)                          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)                          Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advantus Series Fund, Inc.

By (Signature and Title)
David M. Kuplic, President

Date:  September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date:  September 2, 2011